AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 82.5%
Affiliated Mutual Funds — 49.2%
AST Blackrock Low Duration Bond Portfolio*	69,159	$795,324
AST BlackRock/Loomis Sayles Bond Portfolio*	2,374,185	37,084,762
AST ClearBridge Dividend Growth Portfolio*	1,464,340	30,472,925
AST Cohen & Steers Global Realty Portfolio*	11,752,280	152,192,023
AST Cohen & Steers Realty Portfolio*	7,287,310	94,297,793
AST Emerging Markets Equity Portfolio*	17,112,733	144,944,845
AST Goldman Sachs Small-Cap Value Portfolio*	2,287,288	44,693,603
AST Government Money Market Portfolio*	255,583	255,583
AST High Yield Portfolio*	15,492,502	171,037,223
AST Hotchkis & Wiley Large-Cap Value Portfolio*	966,965	24,763,968
AST International Growth Portfolio*	7,706,007	181,399,415
AST International Value Portfolio*	10,649,704	195,528,564
AST Jennison Large-Cap Growth Portfolio*	361,484	20,018,989
AST Loomis Sayles Large-Cap Growth Portfolio*	295,270	22,839,136
AST MFS Growth Portfolio*	483,463	19,498,082
AST MFS Large-Cap Value Portfolio*	2,506,952	54,074,947
AST Mid-Cap Growth Portfolio*	7,859,973	106,974,238
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	2,308,918	63,679,971
AST PIMCO Dynamic Bond Portfolio*	1,098,524	11,270,858
AST Prudential Core Bond Portfolio*	7,314,306	102,107,716
AST QMA International Core Equity Portfolio*	12,688,840	147,317,430
AST QMA US Equity Alpha Portfolio*	1,913,187	59,308,791
AST Small-Cap Growth Opportunities Portfolio*	443,137	11,268,972
AST Small-Cap Growth Portfolio*	187,386	11,599,162
AST Small-Cap Value Portfolio*	1,900,250	41,957,522
AST T. Rowe Price Large-Cap Growth Portfolio*	400,246	23,018,158
AST T. Rowe Price Large-Cap Value Portfolio*	3,318,602	48,285,665
AST T. Rowe Price Natural Resources Portfolio*	1,711	31,202
AST WEDGE Capital Mid-Cap Value Portfolio*	3,234,976	61,690,987
AST Western Asset Core Plus Bond Portfolio*	5,552,567	81,622,740

Total Affiliated Mutual Funds (cost $1,672,893,435)(w)		1,964,030,594
Common Stocks — 9.5%
Aerospace & Defense — 0.1%
Boeing Co. (The)	1,563	258,301
BWX Technologies, Inc.(u)	7,800	439,218
General Dynamics Corp.	749	103,684
HEICO Corp.	161	16,850
HEICO Corp. (Class A Stock)	202	17,909
	Shares	Value

Common Stocks (continued)
Aerospace & Defense (cont’d.)
Howmet Aerospace, Inc.	1,156	$19,328
Huntington Ingalls Industries, Inc.(u)	1,858	261,514
L3Harris Technologies, Inc.	613	104,112
Lockheed Martin Corp.(u)	1,463	560,739
Northrop Grumman Corp.(u)	1,626	512,987
Raytheon Technologies Corp.	4,464	256,859
Saab AB (Sweden) (Class B Stock)*	1,909	56,172
Teledyne Technologies, Inc.*	152	47,152
Textron, Inc.	623	22,484
TransDigm Group, Inc.	172	81,721
Vectrus, Inc.*(u)	8,700	330,600
		3,089,630
Air Freight & Logistics — 0.0%
C.H. Robinson Worldwide, Inc.	391	39,956
Deutsche Post AG (Germany)	10,556	480,018
Expeditors International of Washington, Inc.	541	48,971
FedEx Corp.	751	188,892
United Parcel Service, Inc. (Class B Stock)	2,102	350,256
XPO Logistics, Inc.*	231	19,556
		1,127,649
Airlines — 0.0%
Delta Air Lines, Inc.	427	13,058
Deutsche Lufthansa AG (Germany)*	20,271	174,528
Mesa Air Group, Inc.*	20,300	59,885
Southwest Airlines Co.	405	15,187
		262,658
Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	1,354	43,192
Aptiv PLC	1,981	181,618
Autoliv, Inc. (Sweden)	627	45,696
BorgWarner, Inc.	1,354	52,454
Bridgestone Corp. (Japan)	28,180	889,230
Cie Generale des Etablissements Michelin SCA (France)	7,334	781,865
Continental AG (Germany)	781	84,388
Cooper Tire & Rubber Co.	1,700	53,890
Denso Corp. (Japan)	3,335	145,995
Faurecia SE (France)*	532	22,968
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	3,344	12,340
Goodyear Tire & Rubber Co. (The)	7,700	59,059
JTEKT Corp. (Japan)	1,354	10,604
Koito Manufacturing Co. Ltd. (Japan)	627	31,883
Lear Corp.	418	45,583
Linamar Corp. (Canada)	5,494	163,431
Magna International, Inc. (Canada)	9,591	438,872
NGK Spark Plug Co. Ltd. (Japan)	1,045	18,210
Nokian Renkaat OYJ (Finland)	4,690	132,643
Pirelli & C SpA (Italy), 144A*	37,031	158,812
Stanley Electric Co. Ltd. (Japan)	836	24,010
Sumitomo Electric Industries Ltd. (Japan)	5,629	63,209
A0

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Auto Components (cont’d.)
Sumitomo Rubber Industries Ltd. (Japan)	10,100	$93,451
Toyo Tire Corp. (Japan)	5,300	86,012
Toyoda Gosei Co. Ltd. (Japan)	418	9,594
Toyota Industries Corp. (Japan)	1,145	72,342
Valeo SA (France)	1,613	49,562
Yokohama Rubber Co. Ltd. (The) (Japan)	6,426	91,333
		3,862,246
Automobiles — 0.1%
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	10,000	4,107
Bayerische Motoren Werke AG (Germany)	2,538	183,787
Brilliance China Automotive Holdings Ltd. (China)	20,900	19,762
BYD Co. Ltd. (China) (Class H Stock)	4,180	66,561
Daimler AG (Germany)	6,173	331,840
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	16,720	10,469
Ferrari NV (Italy)	880	161,458
Fiat Chrysler Automobiles NV (United Kingdom)*	8,144	99,865
Ford Motor Co.	28,470	189,610
Geely Automobile Holdings Ltd. (China)	42,755	86,211
General Motors Co.(u)	24,482	724,422
Great Wall Motor Co. Ltd. (China) (Class H Stock)	22,422	28,729
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	20,900	17,549
Honda Motor Co. Ltd. (Japan)	12,095	285,149
Isuzu Motors Ltd. (Japan)	4,484	39,217
Mazda Motor Corp. (Japan)	4,066	23,719
Mitsubishi Motors Corp. (Japan)*	4,066	8,950
NIO, Inc. (China), ADR*	5,838	123,882
Nissan Motor Co. Ltd. (Japan)*	17,833	63,144
Peugeot SA (France)*	4,122	74,731
Subaru Corp. (Japan)	4,693	90,779
Toyota Motor Corp. (Japan)	15,539	1,024,753
Volkswagen AG (Germany)*	216	37,718
Yamaha Motor Co. Ltd. (Japan)	1,981	28,762
		3,725,174
Banks — 0.1%
Associated Banc-Corp.	9,600	121,152
Banco BPM SpA (Italy)*	94,869	160,712
Bank of Montreal (Canada)	2,459	143,749
Bank of Nova Scotia (The) (Canada)	4,935	205,027
BPER Banca (Italy)*	58,942	137,561
Canadian Imperial Bank of Commerce (Canada)	3,216	240,388
Customers Bancorp, Inc.*(u)	38,400	430,080
Danske Bank A/S (Denmark)*	137	1,857
DBS Group Holdings Ltd. (Singapore)	9,100	133,644
DNB ASA (Norway)*	4,907	67,698
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Equity Bancshares, Inc. (Class A Stock)*	10,000	$155,000
Esquire Financial Holdings, Inc.*	2,300	34,500
Financial Institutions, Inc.	6,700	103,180
First Banks, Inc. (Class C Stock)^	67	48,050
First Internet Bancorp	4,000	58,920
HBT Financial, Inc.	10,600	118,932
Intesa Sanpaolo SpA (Italy)*	53,982	101,348
Mediobanca Banca di Credito Finanziario SpA (Italy)	3,919	30,710
National Bank of Canada (Canada)	6,539	324,802
Oversea-Chinese Banking Corp. Ltd. (Singapore)	25,300	157,099
PacWest Bancorp(u)	18,400	314,272
Popular, Inc. (Puerto Rico)(u)	10,500	380,835
RBB Bancorp	13,300	150,822
Royal Bank of Canada (Canada)	803	56,380
Simmons First National Corp. (Class A Stock)	13,400	212,457
Southern National Bancorp of Virginia, Inc.	17,000	147,560
Swedbank AB (Sweden) (Class A Stock)*	6,018	94,304
Toronto-Dominion Bank (The) (Canada)	1,436	66,486
UniCredit SpA (Italy)*	6,083	50,198
United Overseas Bank Ltd. (Singapore)	10,300	144,137
		4,391,860
Beverages — 0.0%
Carlsberg A/S (Denmark) (Class B Stock)	4,306	580,205
Keurig Dr. Pepper, Inc.(u)	9,000	248,400
National Beverage Corp.*(u)	6,900	469,269
Royal Unibrew A/S (Denmark)	1,177	121,026
		1,418,900
Biotechnology — 0.1%
Alexion Pharmaceuticals, Inc.*(u)	3,900	446,277
Biogen, Inc.*(u)	1,500	425,520
BioSpecifics Technologies Corp.*	3,200	169,056
Catalyst Pharmaceuticals, Inc.*(u)	82,000	243,540
Eagle Pharmaceuticals, Inc.*	1,600	67,968
Emergent BioSolutions, Inc.*(u)	4,500	464,985
Galapagos NV (Belgium)*	1,573	223,440
Genmab A/S (Denmark)*	381	137,936
Gilead Sciences, Inc.(u)	7,100	448,649
Incyte Corp.*	1,800	161,532
Ionis Pharmaceuticals, Inc.*(u)	8,500	403,325
Neurocrine Biosciences, Inc.*	2,100	201,936
Regeneron Pharmaceuticals, Inc.*(u)	700	391,846
Swedish Orphan Biovitrum AB (Sweden)*	12,423	301,065
United Therapeutics Corp.*	2,100	212,100
Vertex Pharmaceuticals, Inc.*(u)	1,700	462,604
		4,761,779

A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Building Products — 0.1%
A.O. Smith Corp.	393	$20,750
Allegion PLC	231	22,848
Carrier Global Corp.	2,362	72,135
dormakaba Holding AG (Switzerland)*	342	185,131
Fortune Brands Home & Security, Inc.	398	34,435
Geberit AG (Switzerland)	98	57,995
JELD-WEN Holding, Inc.*(u)	16,600	375,160
Johnson Controls International PLC	2,183	89,176
Lennox International, Inc.	150	40,892
Masco Corp.(u)	11,833	652,353
Owens Corning	1,730	119,041
ROCKWOOL International A/S (Denmark) (Class B Stock)	975	373,232
Trane Technologies PLC	738	89,483
UFP Industries, Inc.(u)	8,522	481,578
		2,614,209
Capital Markets — 0.1%
Affiliated Managers Group, Inc.(u)	5,900	403,442
Ameriprise Financial, Inc.(u)	2,700	416,097
Azimut Holding SpA (Italy)	7,536	136,494
CI Financial Corp. (Canada)	20,329	257,862
Credit Suisse Group AG (Switzerland)	30,772	308,207
Federated Hermes, Inc.(u)	21,700	466,767
IGM Financial, Inc. (Canada)	7,647	175,332
Julius Baer Group Ltd. (Switzerland)	1,134	48,123
Penson Technologies LLC (Class B Stock), UTS^	1,248,607	—
Stifel Financial Corp.	2,200	111,232
UBS Group AG (Switzerland)	21,023	234,359
		2,557,915
Chemicals — 0.1%
Avient Corp.(u)	14,700	388,962
BASF SE (Germany)	543	33,007
Corteva, Inc.	3,400	97,954
Covestro AG (Germany), 144A	1,547	76,952
Element Solutions, Inc.*(u)	37,300	392,023
Evonik Industries AG (Germany)	8,255	213,673
Hexpol AB (Sweden)*	4,677	41,935
K+S AG (Germany)	7,949	54,585
LANXESS AG (Germany)	2,772	158,355
LyondellBasell Industries NV (Class A Stock)(u)	5,500	387,695
Nutrien Ltd. (Canada)	1,656	64,932
Scotts Miracle-Gro Co. (The)	712	108,872
Sensient Technologies Corp.(u)	7,400	427,276
Solvay SA (Belgium)	1,019	87,617
Stepan Co.(u)	4,000	436,000
Yara International ASA (Norway)	7,329	282,056
		3,251,894
Commercial Services & Supplies — 0.2%
Cintas Corp.	225	74,887
Copart, Inc.*	598	62,886
Deluxe Corp.(u)	16,000	411,680
Herman Miller, Inc.	7,200	217,152
	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Matthews International Corp. (Class A Stock)	4,300	$96,148
Republic Services, Inc.	617	57,597
Rollins, Inc.	409	22,164
Securitas AB (Sweden) (Class B Stock)*	29,848	456,583
Waste Connections, Inc.	57,877	6,007,632
Waste Management, Inc.	1,202	136,030
		7,542,759
Communications Equipment — 0.0%
Calix, Inc.*(u)	28,000	497,840
Ciena Corp.*	5,400	214,326
NETGEAR, Inc.*	4,500	138,690
NetScout Systems, Inc.*(u)	21,300	464,979
Nokia OYJ (Finland)*	60,783	238,099
		1,553,934
Construction & Engineering — 0.5%
Eiffage SA (France)*	78,676	6,430,545
EMCOR Group, Inc.(u)	5,800	392,718
Ferrovial SA (Spain)	206,731	5,008,088
HOCHTIEF AG (Germany)	4,716	366,463
Jacobs Engineering Group, Inc.	389	36,087
Quanta Services, Inc.	2,000	105,720
Skanska AB (Sweden) (Class B Stock)*	16,874	355,966
Vinci SA (France)	91,014	7,618,875
		20,314,462
Construction Materials — 0.0%
Buzzi Unicem SpA (Italy)	14,009	326,110
Eagle Materials, Inc.	377	32,543
Forterra, Inc.*(u)	31,900	377,058
HeidelbergCement AG (Germany)	4,661	285,220
Martin Marietta Materials, Inc.	789	185,699
Vulcan Materials Co.	1,799	243,836
		1,450,466
Consumer Finance — 0.0%
OneMain Holdings, Inc.(u)	15,100	471,875
SLM Corp.(u)	53,800	435,242
		907,117
Containers & Packaging — 0.0%
Berry Global Group, Inc.*(u)	5,800	280,256
Distributors — 0.0%
Jardine Cycle & Carriage Ltd. (Singapore)	5,200	68,868
Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc.*	8,500	208,590
Grand Canyon Education, Inc.*(u)	4,900	391,706
Perdoceo Education Corp.*(u)	28,200	345,168
Strategic Education, Inc.	2,200	201,234
		1,146,698

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Financial Services — 0.0%
Cannae Holdings, Inc.*(u)	8,000	$298,080
G-Resources Group Ltd. (Hong Kong)*	132,000	748
		298,828
Diversified Telecommunication Services — 0.4%
AT&T, Inc.(u)	9,300	265,143
Cellnex Telecom SA (Spain), 144A	215,671	13,129,152
China Tower Corp. Ltd. (China) (Class H Stock), 144A	9,696,610	1,691,747
Consolidated Communications Holdings, Inc.*(u)	43,900	249,791
Proximus SADP (Belgium)	12,958	236,246
Swisscom AG (Switzerland)	549	290,686
Telefonica Deutschland Holding AG (Germany)	67,548	173,288
Telia Co. AB (Sweden)	37,370	153,436
Verizon Communications, Inc.(u)	7,200	428,328
		16,617,817
Electric Utilities — 1.5%
Alliant Energy Corp.	68,742	3,550,524
American Electric Power Co., Inc.	31,084	2,540,495
BKW AG (Switzerland)	1,504	160,194
Duke Energy Corp.	28,279	2,504,388
Edison International	46,901	2,384,447
Enel SpA (Italy)	1,022,210	8,871,093
Exelon Corp.(u)	7,600	271,776
FirstEnergy Corp.	179,185	5,144,401
Fortum OYJ (Finland)	14,472	292,976
Hydro One Ltd. (Canada), 144A	3,265	69,196
Iberdrola SA (Spain)	659,394	8,093,360
NextEra Energy, Inc.	49,733	13,803,892
NRG Energy, Inc.(u)	11,900	365,806
Orsted A/S (Denmark), 144A	51,284	7,036,720
Otter Tail Corp.(u)	11,200	405,104
Spark Infrastructure Group (Australia)	2,723,892	4,002,436
		59,496,808
Electrical Equipment — 0.1%
Acuity Brands, Inc.(u)	4,000	409,400
AMETEK, Inc.	625	62,125
Atkore International Group, Inc.*(u)	13,300	302,309
Eaton Corp. PLC	1,186	121,008
Emerson Electric Co.	1,768	115,928
nVent Electric PLC(u)	24,100	426,329
Prysmian SpA (Italy)	9,154	266,244
Rockwell Automation, Inc.	365	80,548
Sensata Technologies Holding PLC*	424	18,291
Signify NV (Netherlands), 144A*	12,132	449,934
		2,252,116
Electronic Equipment, Instruments & Components — 0.0%
Arrow Electronics, Inc.*	400	31,464
ePlus, Inc.*	2,000	146,400
ScanSource, Inc.*	3,200	63,456
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Venture Corp. Ltd. (Singapore)	17,300	$244,620
		485,940
Energy Equipment & Services — 0.0%
Oceaneering International, Inc.*(u)	65,000	228,800
Subsea 7 SA (United Kingdom)*	13,005	93,315
TechnipFMC PLC (United Kingdom)(u)	56,900	359,039
		681,154
Entertainment — 0.0%
Electronic Arts, Inc.*	1,400	182,574
Lions Gate Entertainment Corp. (Class B Stock)*(u)	58,300	508,376
Zynga, Inc. (Class A Stock)*	25,300	230,736
		921,686
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.	23,115	5,587,589
Apple Hospitality REIT, Inc.	22,000	211,420
CoreCivic, Inc.(u)	45,500	364,000
Crown Castle International Corp.	28,633	4,767,395
Equinix, Inc.	9,295	7,065,408
Gaming & Leisure Properties, Inc.(u)	12,093	446,594
GEO Group, Inc. (The)(u)	40,700	461,538
Paramount Group, Inc.	9,400	66,552
SBA Communications Corp.	15,572	4,959,371
Weyerhaeuser Co.(u)	16,400	467,728
		24,397,595
Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	1,802	62,753
Axfood AB (Sweden)	993	22,752
Colruyt SA (Belgium)*	308	19,982
Empire Co. Ltd. (Canada) (Class A Stock)	3,547	102,956
ICA Gruppen AB (Sweden)	2,340	119,023
Kesko OYJ (Finland) (Class B Stock)	7,285	187,856
Koninklijke Ahold Delhaize NV (Netherlands)	23,759	703,781
Kroger Co. (The)(u)	11,400	386,574
Loblaw Cos. Ltd. (Canada)	3,936	206,119
Sprouts Farmers Market, Inc.*(u)	13,300	278,369
		2,090,165
Food Products — 0.0%
Emmi AG (Switzerland)	31	30,927
Kraft Heinz Co. (The)(u)	8,700	260,565
Leroy Seafood Group ASA (Norway)	21,850	125,747
Mowi ASA (Norway)	277	4,913
Nestle SA (Switzerland)	91	10,805
Orkla ASA (Norway)	20,539	207,296
Pilgrim’s Pride Corp.*(u)	22,600	338,209
Tyson Foods, Inc. (Class A Stock)(u)	5,100	303,348
Wilmar International Ltd. (China)	89,800	291,506
		1,573,316

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Gas Utilities — 0.1%
AltaGas Ltd. (Canada)	19,470	$235,122
APA Group (Australia)	325,883	2,420,364
UGI Corp.(u)	10,800	356,184
		3,011,670
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories(u)	4,000	435,320
Alcon, Inc. (Switzerland)*	280	15,868
Coloplast A/S (Denmark) (Class B Stock)	1,332	210,224
Danaher Corp.	700	150,731
Demant A/S (Denmark)*	6,815	213,941
DiaSorin SpA (Italy)	604	121,562
Edwards Lifesciences Corp.*(u)	5,400	431,028
Elekta AB (Sweden) (Class B Stock)	4,541	57,133
Getinge AB (Sweden) (Class B Stock)	22,345	486,765
GN Store Nord A/S (Denmark)	3,229	243,742
Hill-Rom Holdings, Inc.(u)	3,400	283,934
Hologic, Inc.*(u)	6,800	451,996
ICU Medical, Inc.*(u)	2,100	383,796
Integer Holdings Corp.*	3,600	212,436
Koninklijke Philips NV (Netherlands)*	4,979	234,321
Meridian Bioscience, Inc.*	12,800	217,344
Quidel Corp.*(u)	2,900	636,202
ResMed, Inc.	800	137,144
Siemens Healthineers AG (Germany), 144A	2,602	116,660
Sonova Holding AG (Switzerland)*	1,433	361,455
STERIS PLC(u)	2,500	440,475
Utah Medical Products, Inc.	1,800	143,766
West Pharmaceutical Services, Inc.(u)	1,900	522,310
		6,508,153
Health Care Providers & Services — 0.1%
Anthem, Inc.(u)	1,800	483,462
Cigna Corp.(u)	2,200	372,702
Ensign Group, Inc. (The)(u)	8,700	496,422
Humana, Inc.(u)	800	331,112
McKesson Corp.	1,400	208,502
Molina Healthcare, Inc.*(u)	2,300	420,992
Providence Service Corp. (The)*(u)	4,600	427,386
Universal Health Services, Inc. (Class B Stock)(u)	4,200	449,484
		3,190,062
Health Care Technology — 0.0%
CompuGroup Medical SE & Co. KgaA (Germany)	23	2,127
HMS Holdings Corp.*	6,600	158,070
Omnicell, Inc.*	1,700	126,922
Veeva Systems, Inc. (Class A Stock)*(u)	1,600	449,904
		737,023
Hotels, Restaurants & Leisure — 0.1%
Accor SA (France)*	7,159	201,095
Basic-Fit NV (Netherlands), 144A*	1,446	34,618
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Biglari Holdings, Inc. (Class B Stock)*	800	$71,208
Choice Hotels International, Inc.	1,206	103,668
Darden Restaurants, Inc.	800	80,592
Del Taco Restaurants, Inc.*	4,300	35,260
Dine Brands Global, Inc.	600	32,754
Domino’s Pizza, Inc.(u)	1,100	467,808
Evolution Gaming Group AB (Sweden), 144A	1,457	96,691
Extended Stay America, Inc., UTS	3,828	45,745
Genting Singapore Ltd. (Singapore)	554,200	273,221
Hilton Worldwide Holdings, Inc.	6,845	584,015
Hyatt Hotels Corp. (Class A Stock)	2,919	155,787
InterContinental Hotels Group PLC (United Kingdom)*	4,282	225,549
Marriott International, Inc. (Class A Stock)	8,140	753,601
Marriott Vacations Worldwide Corp.	1,020	92,626
Melia Hotels International SA (Spain)*	6,800	24,950
Whitbread PLC (United Kingdom)	4,139	113,152
Wyndham Destinations, Inc.(u)	12,700	390,652
Wyndham Hotels & Resorts, Inc.	1,943	98,122
		3,881,114
Household Durables — 0.2%
D.R. Horton, Inc.(u)	25,328	1,915,557
Electrolux AB (Sweden) (Class B Stock)	1,798	41,970
Husqvarna AB (Sweden) (Class B Stock)	1,477	16,240
KB Home	4,781	183,542
Lennar Corp. (Class A Stock)	15,731	1,284,908
M/I Homes, Inc.*	1,374	63,273
MDC Holdings, Inc.	3,230	152,133
Meritage Homes Corp.*	1,776	196,053
Mohawk Industries, Inc.*	1,142	111,448
NVR, Inc.*	177	722,712
PulteGroup, Inc.	17,997	833,081
Skyline Champion Corp.*	714	19,114
Toll Brothers, Inc.	6,200	301,692
		5,841,723
Household Products — 0.0%
Essity AB (Sweden) (Class B Stock)*	21,016	709,132
Procter & Gamble Co. (The)(u)	3,000	416,970
Reynolds Consumer Products, Inc.(u)	14,000	428,680
		1,554,782
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)(u)	28,000	507,080
Atlantic Power Corp.*	16,500	32,340
Capital Power Corp. (Canada)	3,802	83,918
Northland Power, Inc. (Canada)	5,228	158,149
Omega Geracao SA (Brazil)*	344,508	2,264,862
TransAlta Corp. (Canada)	12,485	76,792
Uniper SE (Germany)	6,642	213,902
Vistra Corp.(u)	21,600	407,376
		3,744,419

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Industrial Conglomerates — 0.0%
3M Co.	1,722	$275,830
General Electric Co.	25,487	158,784
Honeywell International, Inc.	2,117	348,479
Rheinmetall AG (Germany)	1,632	146,737
Roper Technologies, Inc.	350	138,289
		1,068,119
Insurance — 0.1%
Aegon NV (Netherlands)	18,086	47,073
Ageas SA/NV (Belgium)	8,295	339,344
Allianz SE (Germany)	878	168,411
American Financial Group, Inc.(u)	6,900	462,162
ASR Nederland NV (Netherlands)	17,127	577,719
Assicurazioni Generali SpA (Italy)	26,716	376,073
Baloise Holding AG (Switzerland)	472	69,383
Brighthouse Financial, Inc.*	8,500	228,735
Fidelity National Financial, Inc.	3,332	104,325
First American Financial Corp.	1,453	73,972
Helvetia Holding AG (Switzerland)	1,354	115,170
iA Financial Corp., Inc. (Canada)	6,343	220,794
Manulife Financial Corp. (Canada)	17,823	247,893
MetLife, Inc.(u)	6,700	249,039
NN Group NV (Netherlands)	4,152	155,849
Old Republic International Corp.(u)	17,700	260,898
Poste Italiane SpA (Italy), 144A	8,986	79,743
Stewart Information Services Corp.(u)	9,715	424,837
Sun Life Financial, Inc. (Canada)	1,825	74,368
Swiss Life Holding AG (Switzerland)	108	40,870
Unipol Gruppo SpA (Italy)*	89,111	389,373
Universal Insurance Holdings, Inc.(u)	21,800	301,712
Zurich Insurance Group AG (Switzerland)	129	44,906
		5,052,649
Interactive Media & Services — 0.0%
Alphabet, Inc. (Class A Stock)*(u)	200	293,120
Facebook, Inc. (Class A Stock)*(u)	1,700	445,230
		738,350
Internet & Direct Marketing Retail — 0.1%
1-800-Flowers.com, Inc. (Class A Stock)*	4,300	107,242
Amazon.com, Inc.*(u)	200	629,746
eBay, Inc.(u)	8,700	453,270
HelloFresh SE (Germany)*	4,587	255,915
Qurate Retail, Inc. (Class A Stock)(u)	42,400	304,432
Stamps.com, Inc.*(u)	2,200	530,090
Zalando SE (Germany), 144A*	460	43,057
		2,323,752
IT Services — 0.1%
Amdocs Ltd.(u)	6,600	378,906
CACI International, Inc. (Class A Stock)*(u)	2,000	426,320
CGI, Inc. (Canada)*	2,165	146,951
Cognizant Technology Solutions Corp. (Class A Stock)(u)	6,600	458,172
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
EPAM Systems, Inc.*	500	$161,640
Euronet Worldwide, Inc.*	2,100	191,310
Hackett Group, Inc. (The)(u)	30,300	338,754
KBR, Inc.	5,000	111,800
Perspecta, Inc.	4,800	93,360
Science Applications International Corp.(u)	5,400	423,468
		2,730,681
Leisure Products — 0.1%
American Outdoor Brands, Inc.*	4,650	60,590
BRP, Inc.	6,136	324,184
Brunswick Corp.(u)	7,700	453,607
Johnson Outdoors, Inc. (Class A Stock)	1,000	81,890
Malibu Boats, Inc. (Class A Stock)*(u)	9,100	450,996
Polaris, Inc.(u)	5,000	471,700
Smith & Wesson Brands, Inc.(u)	27,200	422,144
Vista Outdoor, Inc.*	5,300	106,954
		2,372,065
Life Sciences Tools & Services — 0.1%
Avantor, Inc.*(u)	12,700	285,623
Bio-Techne Corp.(u)	1,500	371,595
Charles River Laboratories International, Inc.*(u)	2,100	475,545
Medpace Holdings, Inc.*(u)	3,800	424,650
PerkinElmer, Inc.(u)	3,400	426,734
PRA Health Sciences, Inc.*(u)	3,200	324,608
QIAGEN NV*	386	20,123
Thermo Fisher Scientific, Inc.(u)	1,000	441,520
		2,770,398
Machinery — 0.2%
Aalberts NV (Netherlands)	3,399	122,560
AGCO Corp.(u)	6,300	467,901
Alfa Laval AB (Sweden)*	3,870	85,529
Allison Transmission Holdings, Inc.(u)	10,600	372,484
Altra Industrial Motion Corp.(u)	13,800	510,186
Bucher Industries AG (Switzerland)	527	200,806
Caterpillar, Inc.	1,586	236,552
Crane Co.(u)	7,600	380,988
Cummins, Inc.	413	87,209
Deere & Co.	822	182,180
Donaldson Co., Inc.(u)	8,200	380,644
Dover Corp.	405	43,878
Duerr AG (Germany)	2,380	73,136
Epiroc AB (Sweden) (Class A Stock)	555	8,043
FLSmidth & Co. A/S (Denmark)*	5,273	150,378
Fortive Corp.	929	70,799
Gates Industrial Corp. PLC*(u)	43,300	481,496
Georg Fischer AG (Switzerland)	83	86,080
IDEX Corp.	208	37,941
Illinois Tool Works, Inc.	955	184,515
Ingersoll Rand, Inc.*	1,001	35,636
KION Group AG (Germany)	576	49,198
Nordson Corp.	178	34,144
Oshkosh Corp.(u)	6,100	448,350

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Otis Worldwide Corp.	1,180	$73,656
PACCAR, Inc.	991	84,512
Parker-Hannifin Corp.	382	77,294
Pentair PLC	539	24,670
Sandvik AB (Sweden)*	8,393	163,686
Shyft Group, Inc. (The)	10,200	192,576
SKF AB (Sweden) (Class B Stock)	14,721	303,418
Snap-on, Inc.	174	25,601
Stanley Black & Decker, Inc.	418	67,800
Sulzer AG (Switzerland)	1,663	133,626
Trelleborg AB (Sweden) (Class B Stock)*	8,629	152,753
Valmet OYJ (Finland)	9,270	228,867
Volvo AB (Sweden) (Class B Stock)*	11,442	220,581
Wartsila OYJ Abp (Finland)	10,238	80,632
Westinghouse Air Brake Technologies Corp.	559	34,591
Xylem, Inc.	555	46,687
Yangzijiang Shipbuilding Holdings Ltd. (China)	385,000	280,151
		6,921,734
Marine — 0.1%
Hidrovias do Brasil SA (Brazil)*	2,181,515	2,816,287
Matson, Inc.(u)	11,900	477,071
		3,293,358
Media — 0.0%
Cogeco Communications, Inc. (Canada)	1,614	132,352
Gray Television, Inc.*	4,800	66,096
ProSiebenSat.1 Media SE (Germany)*	34,419	449,740
Quebecor, Inc. (Canada) (Class B Stock)	5,561	139,114
Shaw Communications, Inc. (Canada) (Class B Stock)	6,183	112,836
Singapore Press Holdings Ltd. (Singapore)	65,800	50,322
		950,460
Metals & Mining — 0.1%
Agnico Eagle Mines Ltd. (Canada)	925	73,639
Alamos Gold, Inc. (Canada) (Class A Stock), (XLON)	573	5,048
Alamos Gold, Inc. (Canada) (Class A Stock), (XTSE)	370	3,259
AngloGold Ashanti Ltd. (Tanzania), ADR	700	18,466
APERAM SA (Luxembourg)	4,198	117,802
ArcelorMittal SA (Luxembourg)*	8,719	116,570
Aurubis AG (Germany)	4,037	274,280
B2Gold Corp. (Canada)	1,849	12,056
Barrick Gold Corp. (Canada)	2,947	82,840
BHP Group Ltd. (Australia)	18,026	460,734
Boliden AB (Sweden)	4,302	127,699
Centerra Gold, Inc. (Kyrgyzstan)	14,747	171,553
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Cia de Minas Buenaventura SAA (Peru), ADR	123	$1,503
Coeur Mining, Inc.*	347	2,561
Eldorado Gold Corp. (Turkey)*	938	9,897
Endeavour Mining Corp. (Ivory Coast)*	7,296	181,640
Equinox Gold Corp. (Canada)*	11,214	130,958
Evolution Mining Ltd. (Australia)	5,244	21,661
First Majestic Silver Corp. (Canada)*	699	6,654
Fortescue Metals Group Ltd. (Australia)	11,457	134,484
Franco-Nevada Corp. (Canada)	126	17,587
Gold Fields Ltd. (South Africa), ADR	1,606	19,738
Harmony Gold Mining Co. Ltd. (South Africa), ADR*	1,516	7,989
Hecla Mining Co.	1,141	5,796
IAMGOLD Corp. (Burkina Faso)*	2,224	8,518
Kinross Gold Corp. (Canada) (NYSE)*	2,212	19,510
Kinross Gold Corp. (Canada) (XTSE)*	25,684	226,643
Kirkland Lake Gold Ltd. (Canada)	336	16,402
Lundin Mining Corp. (Chile)	11,859	66,173
New Gold, Inc. (Canada)*	3,849	6,543
Newcrest Mining Ltd. (Australia)	2,215	49,610
Newmont Corp.(u)	8,721	553,347
Norsk Hydro ASA (Norway)*	55,175	151,533
Northern Star Resources Ltd. (Australia)	610	5,974
OceanaGold Corp. (Australia)*	3,003	4,956
Osisko Gold Royalties Ltd. (Canada)	335	3,963
Pan American Silver Corp. (Canada)	708	22,762
Reliance Steel & Aluminum Co.(u)	4,300	438,772
Rio Tinto PLC (Australia)	6,228	373,977
Royal Gold, Inc.	593	71,261
Sibanye Stillwater Ltd. (South Africa), ADR	1,264	14,081
SSR Mining, Inc. (Canada)*	4,149	77,431
Teck Resources Ltd. (Canada) (Class B Stock)	14,589	203,132
Vale SA (Brazil)	19,600	206,544
Wheaton Precious Metals Corp. (Brazil)	569	27,921
Worthington Industries, Inc.(u)	6,600	269,148
Yamana Gold, Inc. (Canada) (NYSE)	1,181	6,708
Yamana Gold, Inc. (Canada) (XTSE)	16,458	93,565
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	11,000	13,404
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	88,985	56,999
		4,993,291
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.(u)	32,100	228,552
Chimera Investment Corp.(u)	41,800	342,760
Colony Credit Real Estate, Inc.	43,200	212,112
Great Ajax Corp.	4,000	33,160
Starwood Property Trust, Inc.(u)	27,000	407,430
		1,224,014

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Multiline Retail — 0.0%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	5,286	$532,431
Dollar Tree, Inc.*(u)	3,600	328,824
		861,255
Multi-Utilities — 0.9%
A2A SpA (Italy)	250,336	364,133
Ameren Corp.	63,574	5,027,432
Atco Ltd. (Canada) (Class I Stock)	8,477	245,038
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,036	72,414
Dominion Energy, Inc.	85,569	6,753,961
Engie SA (France)*	182,528	2,440,436
Hera SpA (Italy)	25,910	95,757
MDU Resources Group, Inc.(u)	20,400	459,000
Public Service Enterprise Group, Inc.(u)	7,500	411,825
RWE AG (Germany)	340,922	12,748,931
Sempra Energy(u)	42,493	5,029,471
		33,648,398
Oil, Gas & Consumable Fuels — 0.6%
Ardmore Shipping Corp. (Ireland)	14,300	50,908
Cheniere Energy, Inc.*	101,679	4,704,687
Enbridge, Inc. (Canada)	149,733	4,374,311
Equitrans Midstream Corp.	442,478	3,743,364
Gibson Energy, Inc. (Canada)	7,606	123,268
Husky Energy, Inc. (Canada)	14,769	34,162
Imperial Oil Ltd. (Canada)	7,390	88,466
Keyera Corp. (Canada)	11,495	173,519
Montage Resources Corp.*	5,651	24,808
Neste OYJ (Finland)	3,225	169,375
Parkland Corp. (Canada)	4,918	130,046
TC Energy Corp. (Canada)	75,030	3,149,846
Tourmaline Oil Corp. (Canada)	25,035	305,899
Williams Cos., Inc. (The)	268,387	5,273,804
World Fuel Services Corp.	9,300	197,067
		22,543,530
Paper & Forest Products — 0.0%
Boise Cascade Co.(u)	8,900	355,288
Louisiana-Pacific Corp.	1,442	42,554
Stora Enso OYJ (Finland) (Class R Stock)	22,700	354,724
UPM-Kymmene OYJ (Finland)	7,781	236,721
		989,287
Personal Products — 0.0%
Beiersdorf AG (Germany)	1,790	203,004
Nu Skin Enterprises, Inc. (Class A Stock)(u)	9,500	475,855
Unilever NV (United Kingdom)	3,518	212,198
		891,057
Pharmaceuticals — 0.1%
Bayer AG (Germany)	6,274	386,362
Bristol-Myers Squibb Co.(u)	6,900	416,001
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Cronos Group, Inc. (Canada)*	11,294	$56,743
Eli Lilly & Co.(u)	2,400	355,248
H. Lundbeck A/S (Denmark)	2,058	67,864
Horizon Therapeutics PLC*(u)	3,500	271,880
Jazz Pharmaceuticals PLC*(u)	3,700	527,583
Novartis AG (Switzerland)	3,010	260,940
Novo Nordisk A/S (Denmark) (Class B Stock)	3,002	207,469
Orion OYJ (Finland) (Class B Stock)	693	31,313
Roche Holding AG (Switzerland)	1,361	466,204
Supernus Pharmaceuticals, Inc.*(u)	17,800	370,952
UCB SA (Belgium)	584	66,298
Vifor Pharma AG (Switzerland)	572	77,771
		3,562,628
Professional Services — 0.1%
Adecco Group AG (Switzerland)	10,826	569,653
Barrett Business Services, Inc.	1,100	57,684
CoStar Group, Inc.*	155	131,519
DKSH Holding AG (Switzerland)	3,930	273,562
Equifax, Inc.	372	58,367
IHS Markit Ltd.	1,138	89,344
Nielsen Holdings PLC	1,006	14,265
Randstad NV (Netherlands)*	11,426	596,208
Robert Half International, Inc.	364	19,270
SGS SA (Switzerland)	83	222,097
Stantec, Inc. (Canada)	6,902	209,566
TransUnion	567	47,702
Verisk Analytics, Inc.	420	77,830
Wolters Kluwer NV (Netherlands)	2,301	196,327
		2,563,394
Road & Rail — 0.6%
AMERCO	14	4,984
Canadian National Railway Co. (Canada)	36,888	3,928,570
ComfortDelGro Corp. Ltd. (Singapore)	204,000	211,980
CSX Corp.	2,305	179,029
J.B. Hunt Transport Services, Inc.	220	27,804
Kansas City Southern	236	42,676
Knight-Swift Transportation Holdings, Inc.	382	15,547
Norfolk Southern Corp.	36,516	7,814,059
Old Dominion Freight Line, Inc.	235	42,516
Schneider National, Inc. (Class B Stock)(u)	16,600	410,518
TFI International, Inc. (Canada)	9,706	405,865
Uber Technologies, Inc.*	2,747	100,211
Union Pacific Corp.	55,562	10,938,491
Werner Enterprises, Inc.(u)	10,400	436,696
		24,558,946
Semiconductors & Semiconductor Equipment — 0.1%
ams AG (Austria)*	19,121	435,156
Applied Materials, Inc.(u)	8,000	475,600
ASM International NV (Netherlands)	822	118,028
Cirrus Logic, Inc.*(u)	5,700	384,465

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Dialog Semiconductor PLC (United Kingdom)*	7,144	$311,672
FormFactor, Inc.*	8,800	219,384
MKS Instruments, Inc.(u)	4,100	447,843
Photronics, Inc.*(u)	27,000	268,920
Semtech Corp.*(u)	7,400	391,904
Skyworks Solutions, Inc.(u)	2,700	392,850
Synaptics, Inc.*(u)	3,600	289,512
Ultra Clean Holdings, Inc.*	4,200	90,132
		3,825,466
Software — 0.3%
A10 Networks, Inc.*(u)	61,800	393,666
Adobe, Inc.*(u)	900	441,387
Autodesk, Inc.*(u)	2,000	462,020
Box, Inc. (Class A Stock)*(u)	25,800	447,888
Cadence Design Systems, Inc.*(u)	4,300	458,509
CDK Global, Inc.(u)	8,200	357,438
ChannelAdvisor Corp.*(u)	28,900	418,183
Cloudera, Inc.*(u)	38,100	414,909
Dropbox, Inc. (Class A Stock)*(u)	23,500	452,610
eGain Corp.*(u)	33,700	477,529
Envestnet, Inc.*(u)	5,900	455,244
Fair Isaac Corp.*(u)	1,000	425,380
Fortinet, Inc.*(u)	3,500	412,335
Intuit, Inc.(u)	1,400	456,694
J2 Global, Inc.*(u)	7,000	484,540
Manhattan Associates, Inc.*(u)	5,400	515,646
Microsoft Corp.(u)	2,100	441,693
MicroStrategy, Inc. (Class A Stock)*(u)	2,400	361,344
Mitek Systems, Inc.*(u)	25,600	326,144
NortonLifeLock, Inc.(u)	19,200	400,128
OneSpan, Inc.*	10,100	211,696
Open Text Corp. (Canada)	4,639	196,074
Oracle Corp.(u)	5,500	328,350
Paycom Software, Inc.*(u)	1,200	373,560
Progress Software Corp.(u)	12,300	451,164
PTC, Inc.*	2,700	223,344
QAD, Inc. (Class A Stock)	1,300	54,860
Qualys, Inc.*(u)	3,600	352,836
Sapiens International Corp. NV (Israel)(u)	14,700	449,526
SimCorp A/S (Denmark)	79	10,348
Sinch AB (Sweden), 144A*	613	50,189
Software AG (Germany)	4,344	213,836
SolarWinds Corp.*	9,700	197,298
SPS Commerce, Inc.*(u)	5,800	451,646
SS&C Technologies Holdings, Inc.	900	54,468
Synopsys, Inc.*(u)	2,000	427,960
Telenav, Inc.*	25,300	91,080
Teradata Corp.*	5,400	122,580
Zix Corp.*	37,800	220,752
		13,084,854
Specialty Retail — 0.1%
Asbury Automotive Group, Inc.*(u)	5,300	516,485
AutoNation, Inc.*(u)	7,800	412,854
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Hennes & Mauritz AB (Sweden) (Class B Stock)	12,597	$217,040
Lowe’s Cos., Inc.(u)	2,900	480,994
MarineMax, Inc.*(u)	17,800	456,926
Murphy USA, Inc.*(u)	3,400	436,118
O’Reilly Automotive, Inc.*(u)	1,000	461,080
Sonic Automotive, Inc. (Class A Stock)(u)	11,700	469,872
		3,451,369
Technology Hardware, Storage & Peripherals — 0.0%
Apple, Inc.(u)	3,600	416,916
Textiles, Apparel & Luxury Goods — 0.0%
HUGO BOSS AG (Germany)	5,646	141,111
Pandora A/S (Denmark)	7,563	541,399
Swatch Group AG (The) (Switzerland)	370	86,063
		768,573
Thrifts & Mortgage Finance — 0.0%
Genworth MI Canada, Inc. (Canada)	1,221	31,663
MGIC Investment Corp.	23,771	210,611
Mr. Cooper Group, Inc.*	6,200	138,384
		380,658
Tobacco — 0.0%
Altria Group, Inc.	6,100	235,704
Trading Companies & Distributors — 0.1%
Brenntag AG (Germany)	6,167	391,612
Fastenal Co.	1,714	77,284
Finning International, Inc. (Canada)	1,695	25,918
Foundation Building Materials, Inc.*(u)	25,100	394,572
GMS, Inc.*(u)	20,500	494,050
HD Supply Holdings, Inc.*	430	17,733
United Rentals, Inc.*	206	35,947
Univar Solutions, Inc.*(u)	24,700	416,936
W.W. Grainger, Inc.	164	58,510
Watsco, Inc.	347	80,813
		1,993,375
Transportation Infrastructure — 0.5%
Aena SME SA (Spain), 144A*	30,195	4,218,495
Atlas Arteria Ltd. (Australia)	1,283,784	5,640,024
Flughafen Zurich AG (Switzerland)*	1,646	225,891
Fraport AG Frankfurt Airport Services Worldwide (Germany)*	2,080	82,521
Getlink SE (France)*	95,784	1,300,912
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	323,240	2,593,346
Sydney Airport (Australia)	663,621	2,786,450
Transurban Group (Australia)	468,352	4,755,536
		21,603,175
Water Utilities — 0.2%
American Water Works Co., Inc.	17,917	2,595,815
Essential Utilities, Inc.(a)	87,971	3,540,833
		6,136,648

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services — 0.0%
Freenet AG (Germany)	5,074	$102,725
Rogers Communications, Inc. (Canada) (Class B Stock)	2,247	89,134
Tele2 AB (Sweden) (Class B Stock)	2,780	39,332
		231,191

Total Common Stocks (cost $352,330,849)		377,798,140
Exchange-Traded Funds — 0.2%
Invesco Preferred ETF	340,000	5,008,200
Vanguard Real Estate ETF(a)	63,000	4,974,480

Total Exchange-Traded Funds (cost $9,976,991)		9,982,680
Preferred Stocks — 0.3%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	404	22,052
Porsche Automobil Holding SE (Germany) (PRFC)*	1,111	66,125
Volkswagen AG (Germany) (PRFC)*	1,318	211,680
		299,857
Commercial Services & Supplies — 0.2%
GFL Environmental, Inc. (Canada), CVT, 6.000%	119,359	6,363,028
Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.219%	78,847	3,764,944
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	4,471	467,285
Internet & Direct Marketing Retail — 0.0%
Qurate Retail, Inc., CVT, 8.000%*	1,272	125,292

Total Preferred Stocks (cost $10,803,449)		11,020,406

Units
Rights* — 0.0%
Biotechnology
Ambit Biosciences Corp. CVR, expiring 12/31/49^	11,080	6,538
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.7%
Automobiles — 0.1%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	280	319,050
Oscar US Funding XI LLC (Japan),
Series 2019-02A, Class A2, 144A
2.490%	08/10/22	775	780,995
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Santander Retail Auto Lease Trust,
Series 2020-A, Class A2, 144A
1.690%	01/20/23	373	$376,481
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	500	533,478
			2,010,004
Collateralized Loan Obligation — 0.0%
Community Funding CLO (Cayman Islands),
Series 2015-01A, Class A, 144A
5.750%	11/01/27	325	326,674
Consumer Loans — 0.0%
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29	38	38,192
Home Equity Loans — 0.3%
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.198%(c)	12/25/33	899	884,566
Argent Securities Trust,
Series 2006-W01, Class A2D, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.448%(c)	03/25/36	378	352,566
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)
0.973%(c)	04/25/34	934	901,363
Asset-Backed Funding Certificates Trust,
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.400%)
0.748%(c)	10/25/34	65	63,934
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.123%(c)	12/25/34	523	510,450
Series 2005-HE01, Class M4, 1 Month LIBOR + 2.175% (Cap N/A, Floor 1.700%)
2.323%(c)	01/25/35	961	945,836
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.145% (Cap N/A, Floor 0.145%)
0.293%(c)	09/25/36	264	251,488
Series 2007-AMC02, Class A3A, 1 Month LIBOR + 0.080% (Cap N/A, Floor 0.080%)
0.228%(c)	01/25/37	642	526,232
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.608%(c)	10/25/35	500	462,206
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	1,294	791,825
Series 2006-07, Class AF4A
6.220%	03/25/46	59	45,242

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
0.943%(c)	07/25/34	47	$46,684
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.003%(c)	08/25/34	58	57,617
Series 2005-08, Class M2, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.450%)
0.598%(c)	02/25/36	300	285,034
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-A, Class M7, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.300%)
2.098%(c)	03/25/35	1,000	914,307
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE05, Class A2B, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.258%(c)	08/25/37	1,432	946,931
Morgan Stanley ABS Capital, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)
0.808%(c)	01/25/35	268	257,130
New Century Home Equity Loan Trust,
Series 2001-NC01, Class M3
3.444%(cc)	06/20/31	556	556,235
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.510%)
0.913%(c)	02/25/35	145	140,783
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-FM01, Class M3, 1 Month LIBOR + 0.510% (Cap N/A, Floor 0.510%)
0.658%(c)	05/25/35	1,800	1,636,650
Option One Mortgage Loan Trust,
Series 2007-CP01, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.288%(c)	03/25/37	173	156,505
Soundview Home Loan Trust,
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.348%(c)	06/25/37	413	341,026
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)
1.088%(c)	11/25/33	13	12,667
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.398%(c)	04/25/37	1,425	736,572
			11,823,849
Other — 0.0%
Mill City Solar Loan Ltd.,
Series 2019-01A, Class A, 144A
4.340%	03/20/43	184	193,527
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Sonic Capital LLC,
Series 2020-01A, Class A2I, 144A
3.845%	01/20/50	388	$410,015
			603,542
Residential Mortgage-Backed Securities — 0.3%
Ameriquest Mortgage Securities Pass-Through Certificates,
Series 2005-R04, Class M5, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.123%(c)	07/25/35	800	733,110
Argent Securities Trust,
Series 2006-M01, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	07/25/36	1,278	1,119,642
CIT Mortgage Loan Trust,
Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.498%(c)	10/25/37	719	721,424
Series 2007-01, Class 1M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.648%(c)	10/25/37	600	598,626
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A6
4.538%(cc)	10/25/46	59	58,621
Series 2007-08, Class 1A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.338%(c)	11/25/37	750	699,479
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
0.678%(c)	02/25/36	362	359,786
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.608%(c)	05/25/36	1,000	977,614
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.888%(c)	08/25/47	78	75,421
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A3, 144A, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
0.368%(c)	07/25/37	1,540	1,214,876
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.248%(c)	05/25/37	177	175,583
First Franklin Mortgage Loan Trust,
Series 2005-FF08, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
0.928%(c)	09/25/35	600	595,643
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.458%(c)	07/25/36	463	437,145
Series 2006-FF17, Class A2, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.268%(c)	12/25/36	993	858,974

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
GSAMP Trust,
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	12/25/46		757	$494,845
Long Beach Mortgage Loan Trust,
Series 2006-07, Class 2A2, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.268%(c)	08/25/36		162	84,188
RASC Trust,
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
0.478%(c)	04/25/36		100	96,492
Saxon Asset Securities Trust,
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.458%(c)	09/25/37		146	140,908
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE01, Class A2C, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.308%(c)	07/25/36		570	280,772
Series 2006-HE02, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	07/25/36		113	65,257
Soundview Home Loan Trust,
Series 2007-WMC01, Class 3A1, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.258%(c)	02/25/37		515	188,012
Series 2007-WMC01, Class 3A3, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.408%(c)	02/25/37		1,454	561,484
Stanwich Mortgage Loan Co. LLC,
Series 2019-NPB01, Class A1, 144A
3.375%	08/15/24		189	188,032
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		1,804	1,910,674
Series 2020-01, Class A1, 144A
2.710%(cc)	01/25/60		430	449,466
				13,086,074
Student Loans — 0.0%
KeyCorp Student Loan Trust,
Series 2005-A, Class 2C, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.533%(c)	12/27/38		356	329,330
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A
2.500%	09/16/69		200	200,604
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
2.402%(c)	06/16/42		28	28,009
SLM Student Loan Trust,
Series 2003-05, Class A5
—%(p)	06/17/24	EUR	18	20,759
Series 2004-02, Class A5
—%(p)	01/25/24	EUR	44	52,085
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
0.795%(c)	10/25/64	469	$453,651
SMB Private Education Loan Trust,
Series 2020-BA, Class A1A, 144A
1.290%	07/15/53	400	400,034
Series 2020-BA, Class A1B, 144A
—%(p)	07/15/53	100	100,328
			1,584,800

Total Asset-Backed Securities (cost $29,452,789)			29,473,135
Bank Loans — 0.1%
Commercial Services — 0.0%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	93	91,413
Prime Security Services Borrower LLC/Prime Finance, Inc.,
2019 Refinancing Term B-1 Loan, 1 - 3 Month LIBOR + 3.250%
4.250%(c)	09/23/26	163	161,283
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.897%(c)	11/16/26	60	58,231
			310,927
Computers — 0.0%
Dell International LLC,
Refinancing Term B-1 Loan, 1 Month LIBOR + 2.000%
2.750%(c)	09/19/25	94	93,324
Diversified Financial Services — 0.0%
Edelman Financial Center LLC (The),
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
3.145%(c)	07/21/25	19	18,768
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	01/31/25	30	29,274
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.151%(c)	03/01/26	8	8,161
			56,203
Entertainment — 0.0%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 3 Month LIBOR + 2.750%
3.254%(c)	08/14/24	82	77,183
Food Service — 0.0%
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
4.750%(c)	02/01/23	108	101,474
Healthcare-Products — 0.0%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
4.750%(c)	02/11/26	30	29,082

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Healthcare-Services — 0.0%
Jaguar Holding Co. II,
2018 Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	08/18/22	194	$193,119
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.897%(c)	11/17/25	97	93,845
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
3.401%(c)	03/05/26	29	28,836
			315,800
Household Products/Wares — 0.0%
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
1.897%(c)	02/04/27	29	28,521
Insurance — 0.0%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	11/03/24	69	67,699
Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.897%(c)	07/31/24	30	28,473
Lodging — 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc.,
Term B Loan, 1 Month LIBOR + 2.750%
2.897%(c)	12/23/24	134	125,146
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/18/24	69	65,932
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
1.898%(c)	06/22/26	77	74,797
			265,875
Media — 0.0%
Charter Communications Operating LLC,
Term Loan B-1, 1 Month LIBOR + 1.750%
1.900%(c)	04/30/25	154	151,091
Univision Communications, Inc.,
2020 Replacement New First-Lien Term Loans, 1 Month LIBOR + 3.750%
4.750%(c)	03/16/26	176	171,218
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.652%(c)	01/31/28	50	48,500
			370,809
Packaging & Containers — 0.0%
Berry Global, Inc.,
Term W Loan, 1 Month LIBOR + 2.000%
2.156%(c)	10/01/22	138	136,775
Term X Loan, 1 Month LIBOR + 2.000%
2.156%(c)	01/19/24	51	50,442
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Packaging & Containers (cont’d.)
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%/PRIME + 1.750%
3.422%(c)	02/06/23		4	$4,173
				191,390
Pharmaceuticals — 0.0%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.151%(c)	06/02/25		33	32,424
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24		92	89,404
				121,828
Retail — 0.0%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.897%(c)	11/19/26		127	122,181
Telecommunications — 0.1%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.397%(c)	03/15/27		230	220,286
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
1.897%(c)	03/01/27		67	65,189
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
3.840%(c)	01/31/26		136	130,574
				416,049

Total Bank Loans (cost $2,675,782)				2,596,818
Commercial Mortgage-Backed Securities — 0.2%
A10 Bridge Asset Financing LLC,
Series 2020-C, Class A, 144A
2.021%	08/15/40		400	400,011
AREIT Trust,
Series 2020-CRE04, Class A, 144A, 1 Month LIBOR + 2.620%
2.772%(c)	04/14/37		100	101,006
Bancorp Commercial Mortgage Trust,
Series 2019-CRE06, Class A, 144A, 1 Month LIBOR + 1.050%
1.202%(c)	09/15/36		1,384	1,365,876
Business Mortgage Finance 7 PLC (United Kingdom),
Series 07X, Class A1, 3 Month GBP LIBOR + 1.000%
2.073%(c)	02/15/41	GBP	198	254,896
Credit Suisse Mortgage Trust,
Series 2017-CHOP, Class F, 144A, 1 Month LIBOR + 4.350%
4.502%(c)	07/15/32		460	341,172
European Loan Conduit No. 36 DAC (Ireland),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
1.000%(c)	02/17/30	EUR	300	348,738
GS Mortgage Securities Corp. II,
Series 2018-SRP05, Class C, 144A, 1 Month LIBOR + 3.750%
3.902%(c)	09/15/31		900	867,792

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class XA, IO
2.093%(cc)	11/10/45		958	$30,262
IMT Trust,
Series 2017-APTS, Class FFL, 144A, 1 Month LIBOR + 2.850%
3.002%(c)	06/15/34		723	652,096
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C02, Class A3, 144A
4.070%	11/15/43		493	492,370
Series 2018-PHMZ, Class M, 144A, 1 Month LIBOR + 8.208%
8.360%(c)	06/15/35		1,000	807,133
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.602%(c)	12/15/31		1,600	1,546,588
Series 2020-MKST, Class G, 144A, 1 Month LIBOR + 4.250%
4.402%(c)	12/15/36		210	171,775
Series 2020-MKST, Class H, 144A, 1 Month LIBOR + 6.750%
6.902%(c)	12/15/36		210	163,060
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53	CAD	225	172,889

Total Commercial Mortgage-Backed Securities (cost $8,239,486)				7,715,664
Convertible Bond — 0.0%
Healthcare-Products
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A
6.250%	12/15/16(d)		450	396
(cost $456,753)
Corporate Bonds — 5.2%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/35		60	55,432
3.550%	03/01/38		10	9,063
3.750%	02/01/50		10	9,015
5.150%	05/01/30		430	485,438
5.705%	05/01/40		100	116,212
5.805%	05/01/50		240	289,497
5.930%	05/01/60		110	135,853
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/40		10	12,560
4.250%	04/01/50		20	25,999
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.250%	05/01/50		200	285,543
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		14	15,128
Spirit AeroSystems, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.800%
1.050%(c)	06/15/21		100	94,758
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	20	$20,888
8.000%	12/15/25	20	21,745
			1,577,131
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
4.800%	02/14/29	60	70,964
5.800%	02/14/39	70	89,254
5.950%	02/14/49	200	267,451
6.200%	02/14/59	230	312,704
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	100	108,025
4.540%	08/15/47	250	266,713
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	30	37,330
			1,152,441
Airlines — 0.0%
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31	179	170,607
British Airways 2019-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.350%	12/15/30	98	80,669
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25	156	171,530
Sr. Unsec’d. Notes
2.600%	12/04/20	10	9,981
2.900%	10/28/24	50	44,496
3.400%	04/19/21	190	189,884
3.625%	03/15/22	80	78,553
3.800%	04/19/23	20	19,351
7.375%	01/15/26	70	73,324
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	260	266,821
4.750%	10/20/28	120	124,495
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	60	62,498
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25	80	84,720
			1,376,929
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
5.375%	05/15/25	30	31,765

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Apparel (cont’d.)
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25		20	$20,511
NIKE, Inc.,
Sr. Unsec’d. Notes
3.375%	03/27/50		10	11,645
				63,921
Auto Manufacturers — 0.1%
FCE Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.660%	02/11/21	EUR	300	349,097
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.200%	01/15/21		200	199,879
3.350%	11/01/22		200	197,747
5.875%	08/02/21		200	203,784
Sr. Unsec’d. Notes, EMTN
—%(p)	05/14/21	EUR	500	574,028
Sr. Unsec’d. Notes, MTN
3.550%	10/07/22(a)		300	297,795
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.550%	07/08/22		300	309,934
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.940%
1.181%(c)	03/02/21		200	199,810
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.520%
0.770%(c)	03/15/21		100	99,518
Sr. Unsec’d. Notes, 144A, MTN
2.650%	07/13/22		400	402,354
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.345%	09/17/27		250	250,760
4.810%	09/17/30		310	310,876
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
1.024%(c)	11/13/20		500	500,356
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
1.197%(c)	11/12/21		200	200,850
Gtd. Notes, 144A
3.875%	11/13/20		200	200,786
4.000%	11/12/21		200	207,358
Volkswagen International Finance NV (Germany),
Gtd. Notes, 3 Month EURIBOR + 1.550%
1.069%(c)	11/16/24	EUR	100	118,958
				4,623,890
Auto Parts & Equipment — 0.0%
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%
3.750%	09/15/26	EUR	100	117,272
Sr. Sec’d. Notes, 144A, Cash coupon 6.375% or PIK 7.125%
6.375%	05/15/29		200	214,067
				331,339
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks — 1.9%
ABQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.500%	02/22/22		800	$819,089
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	—(rr)		2,190	2,115,686
Banca Carige SpA (Italy),
Covered Bonds, 3 Month EURIBOR + 1.500%
1.013%(c)	05/25/22	EUR	600	706,994
Covered Bonds, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.247%(c)	10/25/21	EUR	600	707,635
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
0.875%	10/08/27	EUR	300	365,843
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25	EUR	100	115,964
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	—(rr)	EUR	200	230,973
8.875%(ff)	—(rr)	EUR	400	484,256
Sub. Notes, 144A
4.875%	04/21/25		420	435,303
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
2.850%	01/27/23		300	304,539
Banco de Credito del Peru (Peru),
Sub. Notes, 144A, MTN
3.125%(ff)	07/01/30(a)		380	380,750
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	700	159,597
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(ff)	—(rr)		1,540	1,530,474
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25		630	673,674
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30		1,600	1,572,340
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25		470	522,147
Bancolombia SA (Colombia),
Sr. Unsec’d. Notes
3.000%	01/29/25		610	610,374
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31		610	614,024
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—(rr)		60	64,815
Jr. Sub. Notes, Series FF
5.875%(ff)	—(rr)		590	635,260

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.750%	01/30/25		560	$503,972
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.125%(ff)	—(rr)		300	304,014
7.750%(ff)	—(rr)		200	205,307
8.000%(ff)	—(rr)	EUR	700	828,922
8.000%(ff)	—(rr)		490	521,801
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.710%(c)	02/15/23		400	401,197
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
2.353%(c)	08/10/21		800	811,919
Sr. Unsec’d. Notes
4.375%	01/12/26		200	224,506
Sub. Notes
4.836%	05/09/28		500	542,680
5.200%	05/12/26		300	333,057
BBVA Bancomer SA (Mexico),
Sub. Notes, 144A
5.125%(ff)	01/18/33		440	423,759
BNP Paribas SA (France),
Sr. Unsec’d. Notes, EMTN
3.375%	01/23/26	GBP	600	851,645
BPCE SA (France),
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 1.220%
1.476%(c)	05/22/22		700	707,944
China Development Bank (China),
Unsec’d. Notes, Series 1610
3.180%	04/05/26	CNH	2,000	288,839
Unsec’d. Notes, Series 1613
3.050%	08/25/26	CNH	10,200	1,455,740
Unsec’d. Notes, Series 1710
4.040%	04/10/27	CNH	13,100	1,973,985
Unsec’d. Notes, Series 1805
4.880%	02/09/28	CNH	1,200	190,045
Unsec’d. Notes, Series 1810
4.040%	07/06/28	CNH	12,900	1,939,340
Unsec’d. Notes, Series 1909
3.500%	08/13/26	CNH	15,000	2,201,890
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—(rr)		490	513,644
Sr. Unsec’d. Notes
8.125%	07/15/39		150	261,301
Sub. Notes
5.300%	05/06/44		100	132,156
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%(ff)	—(rr)	EUR	600	725,453
Corp Financiera de Desarrollo SA (Peru),
Sub. Notes
5.250%(ff)	07/15/29		700	745,631
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23(a)		900	964,586
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
5.250%(ff)	—(rr)		600	$602,596
7.250%(ff)	—(rr)		200	217,043
7.500%(ff)	—(rr)		210	220,568
Sr. Unsec’d. Notes, 144A
4.207%(ff)	06/12/24(a)		500	539,722
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%(ff)	—(rr)	EUR	660	797,032
DBS Bank Ltd. (Singapore),
Covered Bonds, 144A
3.300%	11/27/21		200	206,750
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
1.539%(c)	02/04/21		200	199,803
Sr. Unsec’d. Notes
3.547%(ff)	09/18/31		700	704,484
3.961%(ff)	11/26/25		400	424,969
4.250%	10/14/21		900	924,733
Sr. Unsec’d. Notes, EMTN
1.750%	01/17/28	EUR	100	117,858
2.625%	02/12/26	EUR	500	616,011
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22		800	832,882
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.223%(ff)	05/01/29		300	350,096
4.750%	10/21/45		110	143,369
Sub. Notes
5.150%	05/22/45		340	443,548
6.750%	10/01/37		200	289,416
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	—(rr)		200	208,805
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.270%(c)	05/18/24		200	199,749
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28	GBP	300	413,989
4.583%(ff)	06/19/29		200	230,309
Sub. Notes
6.750%	09/11/28	GBP	100	167,620
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22		300	314,015
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.234%(c)	10/02/23		700	707,022
Sr. Unsec’d. Notes
4.100%	10/02/23		400	439,489
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
7.750%(ff)	—(rr)	EUR	500	659,503

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—(a)(rr)		740	$714,359
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31		40	42,591
3.109%(ff)	04/22/51		40	42,609
Sub. Notes
2.956%(ff)	05/13/31		210	224,817
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
4.947%(ff)	—(rr)	EUR	200	232,125
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
1.027%(c)	06/21/21		400	401,581
Sr. Unsec’d. Notes
4.050%	08/16/23		400	433,674
4.375%	03/22/28		400	463,489
Sub. Notes
4.582%	12/10/25		700	766,932
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.193%	02/25/25		500	523,560
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%
0.880%(c)	05/25/24		400	398,993
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.250%(c)	09/11/24		400	403,915
Sr. Unsec’d. Notes
3.922%(ff)	09/11/24		300	325,966
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
5.597%(ff)	03/24/51		10	15,081
Natwest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	—(a)(rr)		200	203,880
8.625%(ff)	—(rr)		200	205,962
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
1.775%(c)	06/25/24		900	904,752
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		300	326,037
4.519%(ff)	06/25/24		800	862,660
5.076%(ff)	01/27/30		700	834,547
Sub. Notes
5.125%	05/28/24		200	218,876
NORD/LB Luxembourg SA Covered Bond Bank (Luxembourg),
Covered Bonds, EMTN
2.875%	02/16/21		400	403,481
Nykredit Realkredit A/S (Denmark),
Covered Bonds, Series 01E
1.000%	10/01/53	DKK	4,800	752,839
1.500%	10/01/50	DKK	—(r)	—
2.500%	10/01/47	DKK	33	5,527
3.000%	10/01/47	DKK	12	1,965
Covered Bonds, Series 01EE
1.000%	10/01/50	DKK	20,500	3,223,114
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Covered Bonds, Series CCE
1.000%	10/01/50	DKK	11,690	$1,848,224
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.730%(c)	05/17/21		400	400,322
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN, 3 Month LIBOR + 1.350%
1.606%(c)	05/31/21		2,000	2,007,193
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23		2,710	3,040,829
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24		800	836,067
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.474%	07/08/25		400	406,869
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/29/21		2,030	2,022,547
5.125%	05/03/22		650	632,562
UBS AG (Switzerland),
Sub. Notes
7.625%	08/17/22		400	445,645
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	—(rr)		400	427,456
UniCredit SpA (Italy),
Jr. Sub. Notes
6.625%(ff)	—(rr)	EUR	1,120	1,301,912
7.500%(ff)	—(rr)	EUR	200	253,263
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23		2,150	2,522,883
Sub. Notes, 144A, MTN
5.459%(ff)	06/30/35		200	203,572
7.296%(ff)	04/02/34		600	696,615
United Overseas Bank Ltd. (Singapore),
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29		570	608,201
Wachovia Capital Trust III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.930% (Cap N/A, Floor 5.570%)
5.570%(c)	—(rr)		10	9,993
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31		30	36,288
5.013%(ff)	04/04/51		680	930,905
Sub. Notes, MTN
4.400%	06/14/46		100	118,505
				73,757,634
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		60	69,729
4.500%	06/01/50		90	107,732
5.550%	01/23/49		300	403,461

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
5.800%	01/23/59	40	$57,027
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	03/15/51	10	9,962
2.600%	06/01/50	10	10,213
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24	30	34,610
			692,734
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	02/15/31	20	20,862
Chemicals — 0.2%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.125%	07/19/27	2,190	2,364,544
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26	1,150	1,207,128
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	1,120	1,184,311
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44	1,230	1,430,782
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/22/50(a)	500	547,509
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21	200	202,556
			6,936,830
Commercial Services — 0.2%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	90	97,881
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	460	524,453
Sr. Unsec’d. Notes, EMTN
4.700%	09/30/49	480	485,358
Equifax, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%
1.150%(c)	08/15/21	700	702,789
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.600%	12/01/21	800	813,419
4.500%	08/16/21	1,900	1,961,915
5.250%	10/01/20	300	300,000
Hutama Karya Persero PT (Indonesia),
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30(a)	800	867,380
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26		40	$42,760
PSA Treasury Pte Ltd. (Singapore),
Gtd. Notes, GMTN
2.500%	04/12/26		200	213,641
RAC Bond Co. PLC (United Kingdom),
Sr. Sec’d. Notes, EMTN
4.870%	05/06/46	GBP	100	131,286
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30		170	185,653
5.875%	09/15/26		50	52,688
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		70	88,629
				6,467,852
Computers — 0.0%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		674	688,592
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		10	11,594
3.550%	03/25/40		30	36,701
3.600%	03/25/50		90	113,699
				161,994
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21		150	152,326
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21		600	610,278
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23		600	605,794
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27		200	210,754
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
2.980%(cc)	12/21/65		630	316,408
Jyske Realkredit A/S (Denmark),
Covered Bonds, Series 111E
2.500%	10/01/47	DKK	12	1,951
Covered Bonds, Series 411E
1.500%	10/01/50	DKK	—(r)	—
Covered Bonds, Series CCE
1.000%	10/01/50	DKK	28,330	4,482,374
1.000%	10/01/50	DKK	5,800	912,183

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50		120	$152,618
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.250%	09/07/21		400	405,700
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	11,154	1,766,006
Covered Bonds, Series CC2
1.000%	10/01/50	DKK	8,100	1,274,227
2.500%	10/01/47	DKK	—(r)	22
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		100	108,652
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		30	29,694
5.250%	08/15/22		150	150,542
5.500%	02/15/24		70	70,809
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24		680	851,748
Realkredit Danmark A/S (Denmark),
Covered Bonds, Series 23S, MTN
2.500%	04/01/47	DKK	10	1,663
REC Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.750%	05/19/23		500	527,434
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22		200	189,233
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^		220	207,635
				13,028,051
Electric — 0.2%
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21		700	709,557
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49		450	517,223
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28		1,290	1,523,189
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,300	1,309,519
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		500	700,203
Kallpa Generacion SA (Peru),
Gtd. Notes, 144A
4.125%	08/16/27		350	365,669
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	50	$47,364
3.300%	08/01/40	20	18,328
3.500%	06/15/25	100	104,862
3.500%	08/01/50	60	53,943
4.000%	12/01/46	100	93,644
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49	580	641,047
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42	700	802,598
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
0.700%(c)	03/15/21	100	100,137
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.700%	06/10/25	1,420	1,563,759
			8,551,042
Engineering & Construction — 0.0%
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23	400	420,660
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	06/01/25	20	20,233
Foods — 0.1%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21	100	101,133
3.650%	03/15/23	115	123,037
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
0.768%(c)	10/09/20	700	700,060
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21	400	405,976
3.000%	06/15/22	200	208,139
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21	100	101,490
3.700%	10/17/23	300	327,066
Kraft Heinz Foods Co.,
Gtd. Notes
3.950%	07/15/25	7	7,601
4.375%	06/01/46	40	41,118
5.000%	06/04/42	10	10,942
5.200%	07/15/45	40	44,030
Gtd. Notes, 144A
4.250%	03/01/31	10	10,959
4.875%	10/01/49	20	21,040
5.500%	06/01/50	30	34,270

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	60	$62,581
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21	600	609,321
			2,808,763
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31	40	40,077
Gas — 0.0%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23	100	106,860
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.600%
0.850%(c)	06/15/21	300	300,976
Grupo Energia Bogota SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.875%	05/15/30(a)	500	558,711
Southern Co. Gas Capital Corp.,
Gtd. Notes
2.450%	10/01/23	100	104,867
			1,071,414
Healthcare-Products — 0.0%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.450%	03/01/24	300	325,364
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
0.977%(c)	03/19/21	800	799,893
			1,125,257
Healthcare-Services — 0.0%
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	30	30,815
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	60	63,313
CommonSpirit Health,
Sr. Sec’d. Notes
3.817%	10/01/49	60	65,888
Dignity Health,
Sec’d. Notes
5.267%	11/01/64	120	144,797
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	100	121,260
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	40	40,737
5.375%	02/01/25	10	10,948
5.625%	09/01/28	10	11,446
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
5.875%	02/01/29		20	$23,418
7.690%	06/15/25		10	11,786
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/60		10	10,675
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48		80	102,811
				637,894
Home Builders — 0.0%
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		20	24,276
Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
0.783%(c)	06/24/22		400	401,263
Insurance — 0.0%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		70	77,447
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28		600	682,631
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	300	365,339
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
3.850%	09/19/23		100	107,558
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		100	126,690
				1,359,665
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60(a)		2,840	2,924,480
4.050%	08/22/47		150	193,750
4.250%	08/22/57		90	122,336
Prosus NV (China),
Gtd. Notes
4.850%	07/06/27		920	1,047,604
Gtd. Notes, 144A
4.850%	07/06/27		430	489,641
5.500%	07/21/25		240	275,060
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50		300	306,634
				5,359,505
Investment Companies — 0.0%
MDGH - GMTN BV (United Arab Emirates),
Gtd. Notes, GMTN
3.950%	05/21/50		350	409,497

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	170	$177,920
4.550%	03/11/26	50	53,636
6.125%	06/01/25	60	69,175
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	313	407,248
			707,979
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
5.375%	05/01/25	20	20,774
5.750%	05/01/28	10	10,538
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	70	71,991
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	10	9,965
3.200%	08/08/24	140	141,545
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	400	436,859
5.400%	08/08/28	200	223,251
			914,923
Machinery-Diversified — 0.0%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	500	543,343
Media — 0.1%
Cable Onda SA (Panama),
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30(a)	550	573,530
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	05/01/32	10	10,434
5.125%	05/01/27	30	31,563
5.375%	05/01/25	80	82,415
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	220	232,941
4.800%	03/01/50	10	11,439
5.050%	03/30/29	100	119,685
5.750%	04/01/48	100	124,128
6.834%	10/23/55	80	111,436
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	20	23,050
3.450%	02/01/50	20	22,527
3.700%	04/15/24	200	220,743
3.750%	04/01/40	10	11,743
4.700%	10/15/48	20	26,538
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	200	$222,989
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24	170	175,209
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39	170	226,667
5.576%	01/25/49	30	41,700
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38	360	508,645
Walt Disney Co. (The),
Gtd. Notes
1.750%	01/13/26	100	103,949
2.650%	01/13/31	100	107,864
3.600%	01/13/51	100	112,750
			3,101,945
Mining — 0.2%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	200	214,755
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24	10	10,677
4.625%	08/01/30	20	21,029
5.450%	03/15/43	50	55,468
Fresnillo PLC (Mexico),
Sr. Unsec’d. Notes, 144A
4.250%	10/02/50	2,350	2,313,356
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
3.875%	10/27/27	280	305,620
4.125%	03/12/24	80	86,543
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.757%	11/15/48	1,500	1,935,103
Sr. Unsec’d. Notes, 144A
6.757%	11/15/48	440	567,630
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	300	431,438
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	110	119,228
			6,060,847
Miscellaneous Manufacturing — 0.0%
3M Co.,
Sr. Unsec’d. Notes
3.700%	04/15/50	30	36,170
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27	100	105,679

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
3.625%	05/01/30		20	$20,709
4.250%	05/01/40		10	10,150
4.350%	05/01/50		20	20,351
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37		100	119,179
6.875%	01/10/39		150	191,510
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		90	104,889
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
0.793%(c)	11/10/20		590	589,822
				1,198,459
Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
6.450%	12/13/22	IDR	4,138,100	281,804
Oil & Gas — 0.6%
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28		170	155,413
5.100%	09/01/40		310	277,792
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	10/15/21		400	413,890
Black Elk Energy LLC Escrow,
Bonds
0.000%	12/01/99^		600	29,660
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50		10	10,692
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27		110	110,772
4.375%	03/15/29(a)		150	155,086
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28		150	165,477
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		120	114,123
5.600%	07/15/41		10	10,101
5.850%	12/15/25		140	156,736
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		40	40,053
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26		240	264,089
5.875%	05/28/45(a)		780	853,980
6.875%	04/29/30(a)		880	1,052,367
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.950%	04/15/50		20	24,399
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	190	$208,635
4.327%	03/19/50	90	112,340
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
5.750%	04/19/47	670	796,708
6.375%	10/24/48	660	843,042
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47	580	689,688
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.200%	08/15/26	80	63,493
4.100%	02/15/47	10	6,760
4.200%	03/15/48	20	13,738
4.400%	04/15/46	460	327,861
4.625%	06/15/45	330	238,469
5.161%(s)	10/10/36	1,790	787,579
6.450%	09/15/36	100	84,997
6.625%	09/01/30	110	101,407
6.950%	07/01/24	70	67,880
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes
6.350%	12/01/21	12	11,146
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42	1,350	1,659,188
Sr. Unsec’d. Notes, 144A
6.500%	05/27/41	360	463,339
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30(a)	952	999,443
5.299%	01/27/25	869	950,584
6.850%	06/05/2115	2,240	2,391,056
7.375%	01/17/27	1,330	1,575,721
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	500	540,576
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44	1,200	869,829
6.375%	01/23/45	190	142,976
6.500%	06/02/41	580	447,694
6.625%	06/15/35	920	753,419
Gtd. Notes, 144A
7.690%	01/23/50	780	646,250
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
4.800%	04/21/60	1,400	1,921,948
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	180	162,341
5.000%	03/15/23(a)	105	99,763
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30	20	21,861

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
3.250%	04/06/50		70	$74,171
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		980	1,082,408
Sinopec Group Overseas Development 2016 Ltd. (China),
Gtd. Notes, 144A
2.750%	09/29/26(a)		400	429,005
Sinopec Group Overseas Development 2017 Ltd. (China),
Gtd. Notes
4.000%	09/13/47		720	863,519
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	10/15/27		50	50,809
5.875%	06/15/28		60	62,672
8.250%	08/01/23		180	202,948
YPF SA (Argentina),
Sr. Unsec’d. Notes, Series XLVI, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 6.000%
35.614%(c)	03/04/21	ARS	3,370	21,802
				24,621,695
Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
4.053%(s)	—(rr)		46	129
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
1.500%	11/15/23	EUR	400	488,746
4.050%	11/21/39		70	80,216
4.250%	11/21/49		100	118,162
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		130	142,819
9.250%	04/01/26		1,370	1,506,644
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30		30	29,490
6.250%	02/15/29		40	41,174
7.250%	05/30/29		30	32,344
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		90	92,313
7.000%	03/15/24		60	62,077
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
1.260%(c)	12/15/23		400	402,603
Gtd. Notes, 144A
3.500%	06/25/21		400	407,912
4.250%	12/15/25		200	228,646
4.375%	12/15/28		300	351,742
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40		300	287,020
3.350%	03/09/21		54	54,703
3.700%	03/09/23		131	140,344
4.125%	04/01/40		40	45,875
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.250%	04/01/50	10	$11,717
5.050%	03/25/48	420	534,322
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	300	305,062
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes, Series 2
3.650%	11/10/21	10	9,958
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	21	20,906
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	90	89,192
2.800%	07/21/23	20	19,115
3.150%	10/01/26	27	23,824
4.100%	10/01/46(a)	927	770,249
7.125%	01/31/25	280	294,184
			6,591,359
Pipelines — 0.2%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	940	1,151,500
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	100	98,180
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	100	112,861
3.701%	01/15/39	150	168,640
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28	30	30,819
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	—(rr)	70	45,879
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	10	9,520
6.750%	09/15/37	170	164,472
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21	300	304,692
5.000%	05/15/50	80	73,761
Jr. Sub. Notes, Series F
6.750%(ff)	—(rr)	130	100,169
Jr. Sub. Notes, Series G
7.125%(ff)	—(rr)	120	94,681
Enterprise Products Operating LLC,
Gtd. Notes
4.250%	02/15/48	100	105,497
5.100%	02/15/45	30	34,792
5.375%(ff)	02/15/78	90	80,053
5.950%	02/01/41	40	50,434
6.125%	10/15/39	60	76,170

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.450%	09/01/40	80	$105,206
KazTransGas JSC (Kazakhstan),
Gtd. Notes, 144A
4.375%	09/26/27	660	712,093
Kinder Morgan Energy Partners LP,
Gtd. Notes
6.375%	03/01/41	110	135,583
6.500%	09/01/39	120	150,357
6.550%	09/15/40	110	137,055
Gtd. Notes, MTN
6.950%	01/15/38	10	13,047
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34	100	118,252
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	150	161,500
5.500%	02/15/49(a)	170	190,484
Oleoducto Central SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.000%	07/14/27	1,300	1,349,843
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	220	228,775
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
4.500%	05/15/30	100	112,539
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	150	148,792
5.375%	02/01/27	10	10,021
Gtd. Notes, 144A
4.875%	02/01/31	30	29,085
5.500%	03/01/30	20	19,889
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26	240	310,760
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28	550	623,092
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	100	94,292
4.100%	02/01/25	30	28,550
4.500%	03/01/28	110	104,433
4.650%	07/01/26	20	19,435
4.750%	08/15/28	110	106,072
5.050%	02/01/30(a)	140	136,437
5.300%	03/01/48	50	40,560
5.450%	04/01/44	180	154,751
5.500%	08/15/48	170	140,088
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	110	120,648
5.100%	09/15/45	10	11,202
5.750%	06/24/44	150	177,826
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.300%	04/15/40		80	$98,531
8.750%	03/15/32		240	342,364
				8,833,682
Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.400%	07/06/22	EUR	200	237,687
Real Estate — 0.1%
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes, Series A
3.950%	11/15/22		265	278,678
China Overseas Finance Cayman VIII Ltd. (China),
Gtd. Notes, EMTN
2.375%	03/02/25		400	410,119
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	09/28/23		700	715,495
Radiant Access Ltd. (Hong Kong),
Gtd. Notes
4.600%	—(rr)		1,080	1,081,314
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.875%	02/15/22		200	202,460
Tesco Property Finance 5 PLC (United Kingdom),
Sr. Sec’d. Notes
5.661%	10/13/41	GBP	110	188,373
				2,876,439
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26	EUR	100	127,096
3.000%	06/15/23		800	847,114
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		100	105,551
SL Green Operating Partnership LP,
Gtd. Notes
3.250%	10/15/22		300	306,110
WPC Eurobond BV,
Gtd. Notes
2.250%	04/09/26	EUR	600	753,733
				2,139,604
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24		30	30,551
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50		10	11,519
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30		10	12,389
5.000%	04/15/40		20	26,306

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
5.125%	04/15/50		20	$27,537
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.000%	12/08/23	GBP	300	392,686
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
0.677%(c)	10/28/21		900	901,487
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50		10	12,188
4.450%	03/01/47		130	162,278
4.450%	09/01/48		67	83,427
				1,660,368
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.000%	01/27/23		200	205,679
3.766%(ff)	03/08/24(a)		800	849,342
4.302%(ff)	03/08/29		200	227,515
				1,282,536
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26		208	227,787
4.150%	11/15/30		140	157,168
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50		110	150,986
4.950%	03/25/60		40	58,186
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40		10	11,685
3.500%	04/01/50		60	69,953
3.700%	04/01/60		20	23,811
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		500	547,403
				1,246,979
Software — 0.0%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	100	119,440
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26		500	555,444
				674,884
Telecommunications — 0.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		420	440,492
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43		100	97,040
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.300%	02/01/52	100	$94,061
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	50	48,015
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes
5.125%	01/15/28	340	352,554
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29(a)	360	386,069
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	50	73,204
Sprint Communications, Inc.,
Gtd. Notes
11.500%	11/15/21	30	32,978
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21	1,200	1,254,847
7.875%	09/15/23	30	34,406
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	250	253,067
4.738%	09/20/29	200	216,766
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.462%	02/16/21	400	407,227
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A
4.800%	10/12/21	1,500	1,565,901
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/15/30	30	34,231
4.500%	04/15/50	50	59,670
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25(a)	810	827,547
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.850%	11/01/42	10	11,850
			6,189,925
Transportation — 0.0%
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
4.700%	05/07/50	500	611,855
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34	150	160,501
			772,356
Trucking & Leasing — 0.2%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	1,200	1,202,092

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing (cont’d.)
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	915	$919,427
5.750%	11/15/23	20	20,183
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, EMTN
1.900%	07/21/21	1,900	1,921,972
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	700	778,256
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21	200	201,207
3.000%	07/15/22	400	408,412
			5,451,549

Total Corporate Bonds (cost $200,501,137)			208,498,238
Municipal Bonds — 0.0%
Illinois — 0.0%
City of Chicago,
General Obligation Unlimited, Series B
5.630%	01/01/22	45	45,317
Michigan — 0.0%
City of Detroit,
General Obligation Limited, Series B-1
4.000%(cc)	04/01/44	70	56,121

Total Municipal Bonds (cost $103,519)			101,438
Residential Mortgage-Backed Securities — 0.8%
Alternative Loan Trust,
Series 2005-29CB, Class A4
5.000%	07/25/35	106	87,242
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.270%)
0.688%(c)	08/25/35	658	446,003
Series 2006-OA12, Class A1B, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.346%(c)	09/20/46	288	251,451
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.336%(c)	02/20/47	442	333,651
Series 2007-OA06, Class A1B, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.348%(c)	06/25/37	123	110,522
American Home Mortgage Assets Trust,
Series 2006-01, Class 2A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.338%(c)	05/25/46	73	62,501
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
1.719%(c)	02/25/47	591	321,129
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Avon Finance No. 2 PLC (United Kingdom),
Series 2A, Class A, 144A
—%(p)	09/20/48	GBP	300	$385,715
Banc of America Funding Trust,
Series 2005-07, Class 4A3
5.750%	11/25/35		101	104,724
Series 2006-I, Class 4A1
3.863%(cc)	10/20/46		67	55,310
Series 2015-R02, Class 9A2, 144A
0.453%(cc)	03/27/36		1,613	1,453,134
Banc of America Mortgage Trust,
Series 2005-H, Class 2A5
2.987%(cc)	09/25/35		43	40,228
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-01, Class 2A1
3.506%(cc)	03/25/35		12	11,931
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.106%(cc)	07/25/37		24	21,118
Citicorp Mortgage Securities Trust,
Series 2007-03, Class 1A1
6.000%	04/25/37		5	4,905
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.355%(cc)	09/25/37		56	53,928
Series 2007-AR04, Class 1A1A
3.921%(cc)	03/25/37		367	351,957
Series 2015-02, Class 1A1, 144A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.375%(c)	06/25/47		127	126,666
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34		51	51,819
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.366%(cc)	01/19/34		9	8,698
Series 2004-12, Class 12A1
3.049%(cc)	08/25/34		10	10,271
Series 2006-06, Class A4
6.000%	04/25/36		42	32,580
Credit Suisse Mortgage Trust,
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58		183	184,388
Series 2019-RPL09, Class A1, 144A
3.050%(cc)	10/27/59		675	678,297
CSMC Mortgage-Backed Trust,
Series 2006-07, Class 6A3
5.500%	08/25/36		434	393,836
Durham Mortgages A PLC (United Kingdom),
Series 2018-AX, Class A, 3 Month GBP LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.617%(c)	03/31/53	GBP	295	380,714
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.260%(c)	06/15/40	GBP	203	244,138

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3A
—%(p)	12/10/44	EUR	71	$82,808
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.220%(c)	12/10/44	GBP	171	217,916
Eurosail-UK PLC (United Kingdom),
Series 2007-03A, Class A3C, 144A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.010%(c)	06/13/45	GBP	44	56,272
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.010%(c)	06/13/45	GBP	132	168,839
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.148%(c)	07/25/24		517	451,700
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
5.148%(c)	07/25/25		108	110,486
Series 2018-C05, Class 1B1, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.398%(c)	01/25/31		350	326,341
Fannie Mae REMICS,
Series 2019-05, Class FA, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
0.548%(c)	03/25/49		1,256	1,262,581
Freddie Mac REMICS,
Series 3397, Class FC, 1 Month LIBOR + 0.600% (Cap 7.000%, Floor 0.600%)
0.752%(c)	12/15/37		16	16,271
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.506%(c)	07/15/44		296	297,357
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.602%(c)	09/15/42		175	176,964
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA02, Class B1, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
5.298%(c)	10/25/29		1,190	1,209,352
Government National Mortgage Assoc.,
Series 2015-H18, Class FB, 1 Month LIBOR + 0.600% (Cap 7.500%, Floor 0.600%)
0.755%(c)	07/20/65		593	596,235
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.835%(c)	08/20/61		5	4,692
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.155%(c)	01/20/66		658	671,133
Series 2017-121, Class PE
3.000%	07/20/46		43	43,915
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
1.904%(c)	04/20/67		329	335,493
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
0.599%(c)	08/20/68		490	$484,576
GreenPoint Mortgage Funding Trust,
Series 2006-AR04, Class A6A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.328%(c)	09/25/46		97	88,241
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750% (Cap N/A, Floor 1.750%)
2.930%(c)	03/25/33		22	21,078
Series 2005-AR01, Class 1A1
4.024%(cc)	01/25/35		3	3,157
Series 2005-AR03, Class 6A1
3.664%(cc)	05/25/35		69	65,174
HarborView Mortgage Loan Trust,
Series 2005-09, Class B1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.756%(c)	06/20/35		510	517,620
Series 2005-13, Class 2A11, 1 Month LIBOR + 0.560% (Cap 11.000%, Floor 0.280%)
0.716%(c)	02/19/36		106	77,336
Series 2007-05, Class A1A, 1 Month LIBOR + 0.190% (Cap 11.500%, Floor 0.000%)
0.346%(c)	09/19/37		28	25,656
Hawksmoor Mortgages (United Kingdom),
Series 2019-01A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.050% (Cap N/A, Floor 0.000%)
1.112%(c)	05/25/53	GBP	1,134	1,464,218
HomeBanc Mortgage Trust,
Series 2005-03, Class M4, 1 Month LIBOR + 0.670% (Cap 11.500%, Floor 0.670%)
0.818%(c)	07/25/35		360	346,146
Impac CMB Trust,
Series 2004-11, Class 2A1, 1 Month LIBOR + 0.660% (Cap 11.750%, Floor 0.330%)
0.808%(c)	03/25/35		55	53,795
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
3.753%(cc)	11/25/35		3	3,265
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.338%(c)	09/25/46		94	83,868
JPMorgan Alternative Loan Trust,
Series 2006-A01, Class 1A1, 1 Month LIBOR + 0.460% (Cap 11.500%, Floor 0.230%)
0.608%(c)	03/25/36		686	631,229
Series 2006-A05, Class 1A4, 1 Month LIBOR + 0.240% (Cap 11.500%, Floor 0.240%)
0.388%(c)	10/25/36		553	524,238
JPMorgan Mortgage Trust,
Series 2005-A06, Class 2A1
2.990%(cc)	08/25/35		13	12,618
Series 2007-A01, Class 1A1
3.215%(cc)	07/25/35		14	13,672

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, IO, 1 Month LIBOR x (1) + 7.150% (Cap 7.150%, Floor 0.000%)
7.002%(c)	09/25/36		252	$73,004
Lehman XS Trust,
Series 2007-20N, Class A1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.298%(c)	12/25/37		519	481,542
Ludgate Funding PLC (United Kingdom),
Series 2008-W01X, Class A1, 3 Month GBP LIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.751%(c)	01/01/61	GBP	142	176,920
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.709%(c)	12/15/49	GBP	442	556,179
Mellon Residential Funding Corporation Mortgage Pass-Through Certificates Trust,
Series 1999-TBC3, Class A2
2.610%(cc)	10/20/29		6	6,258
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
2.731%(cc)	02/25/33		23	22,132
NCUA Guaranteed Notes Trust,
Series 2010-R01, Class 1A, 1 Month LIBOR + 0.450% (Cap 7.000%, Floor 0.450%)
0.605%(c)	10/07/20		30	30,111
Series 2010-R03, Class 1A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
0.715%(c)	12/08/20		56	56,387
Series 2010-R03, Class 2A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
0.715%(c)	12/08/20		121	121,384
New Residential Mortgage Loan Trust,
Series 2019-RPL02, Class A1, 144A
3.250%(cc)	02/25/59		678	724,082
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		1,425	1,498,708
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		463	489,252
Newgate Funding PLC (United Kingdom),
Series 2007-02X, Class A2, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.189%(c)	12/15/50	GBP	30	38,026
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.060%(c)	12/15/50	GBP	613	765,962
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.310%(c)	12/15/50	GBP	167	199,997
RALI Trust,
Series 2006-QA01, Class A21
4.482%(cc)	01/25/36		990	866,178
Series 2007-QH08, Class A
2.029%(cc)	10/25/37		273	245,791
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.298%(c)	02/25/47		587	$287,934
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR x (1) + 5.550% (Cap 5.550%, Floor 0.000%)
5.402%(c)	02/25/36		1,594	361,611
RESIMAC Bastille Trust (Australia),
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.084%(c)	09/05/57		335	334,803
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.219%(c)	12/15/43	GBP	193	235,229
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		4	3,890
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS02X, Class A2C
—%(p)	06/12/44	EUR	483	542,728
Series 2006-NS03X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.210%(c)	06/12/44	GBP	623	762,013
Sequoia Mortgage Trust,
Series 2003-04, Class 2A1, 1 Month LIBOR + 0.350% (Cap 11.500%, Floor 0.350%)
0.506%(c)	07/20/33		54	51,312
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
0.356%(c)	07/20/36		26	24,571
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
0.406%(c)	07/19/35		96	90,307
Series 2006-AR06, Class 2A1, 1 Month LIBOR + 0.190% (Cap 10.500%, Floor 0.190%)
0.338%(c)	07/25/46		109	85,413
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
0.268%(c)	08/25/36		362	327,044
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.438%(c)	10/25/36		251	213,677
Thornburg Mortgage Securities Trust,
Series 2003-05, Class 1A
2.484%(cc)	10/25/43		27	26,360
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
1.622%(c)	06/25/47		19	18,721
Series 2007-03, Class 4A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
1.622%(c)	06/25/47		15	14,276

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, 3 Month Sterling Overnight Index Average + 0.900% (Cap N/A, Floor 0.000%)
0.965%(c)	07/20/45	GBP	834	$1,073,916
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, 3 Month GBP LIBOR + 1.025% (Cap N/A, Floor 0.000%)
1.101%(c)	10/20/51	GBP	1,601	2,070,174
Series 2020-A14X, Class A, 3 Month Sterling Overnight Index Average + 0.900%
0.963%(c)	05/20/45	GBP	292	374,937
Trinity Square PLC (United Kingdom),
Series 2015-01A, Class A, 144A, 3 Month GBP LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.232%(c)	07/15/51	GBP	254	327,836
Wachovia Mortgage Loan Trust,
Series 2006-ALT01, Class A3, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.378%(c)	01/25/37		431	242,214
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR10, Class 3A1
2.369%(cc)	08/25/35		—(r)	494
Series 2005-AR14, Class 2A1
3.520%(cc)	12/25/35		67	64,191
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
2.182%(c)	07/25/46		189	175,167
Series 2006-AR14, Class 1A4
3.230%(cc)	11/25/36		137	134,239
Series 2007-HY05, Class 2A1
3.325%(cc)	05/25/37		899	754,851
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A8
5.750%	01/25/36		477	450,402

Total Residential Mortgage-Backed Securities (cost $32,359,356)				32,051,321
Sovereign Bonds — 4.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49		1,620	1,736,844
4.125%	10/11/47		500	631,072
Sr. Unsec’d. Notes, 144A, MTN
2.500%	04/16/25		500	530,809
3.125%	04/16/30		1,360	1,521,767
3.875%	04/16/50		500	610,731
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28		1,010	806,168
Argentina Bocon (Argentina),
Unsec’d. Notes, Series PR15, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
29.406%(c)	10/04/22	ARS	64	525
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		824	$342,819
0.125%(cc)	07/09/35		660	247,499
0.125%(cc)	01/09/38		3,600	1,548,094
1.000%	07/09/29		125	57,049
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	1,430	1,517,724
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	2,760	2,530,636
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	500	356,044
Sr. Unsec’d. Notes, Series 22CI
1.250%	02/21/22	AUD	940	801,960
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	09/15/21	EUR	100	122,383
Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25		850	955,264
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		800	856,714
Sr. Unsec’d. Notes, 144A
7.500%	09/20/47		1,000	1,065,906
Bonos del Tesoro Nacional en Pesos Badlar (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
31.641%(c)	04/03/22	ARS	7,020	47,113
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series F
10.000%	01/01/23	BRL	2,147	424,941
10.000%	01/01/25	BRL	5,250	1,059,460
10.000%	01/01/27	BRL	2,246	455,101
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45		290	291,558
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	937	928,400
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
1.250%	01/29/40	EUR	300	353,536
China Development Bank (China),
Unsec’d. Notes, Series 1715
4.240%	08/24/27	CNH	58,200	8,891,487
China Government Bond (China),
Bonds, Series INBK
2.850%	06/04/27	CNH	800	115,356
Bonds, Series 1617
2.740%	08/04/26	CNH	3,700	534,455
Bonds, Series 1725
3.820%	11/02/27	CNH	1,600	247,289
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	2,500	379,294
3.380%	11/21/24	CNH	2,000	303,155

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.390%	05/21/25	CNH	2,000	$303,639
3.480%	06/29/27	CNH	5,500	846,893
4.290%	05/22/29	CNH	1,000	162,980
Ciudad Autonoma de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		650	465,488
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		890	1,041,978
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31		350	330,379
Sr. Unsec’d. Notes, 144A
4.375%	04/30/25		500	467,515
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.100%	04/15/23	EUR	325	389,160
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		2,290	2,437,051
5.875%	04/18/24		200	211,910
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		525	558,713
5.875%	01/30/60		190	179,374
6.000%	07/19/28		300	322,590
6.400%	06/05/49		150	150,545
6.850%	01/27/45		490	515,603
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30		529	359,343
0.500%(cc)	07/31/35		1,387	778,634
0.500%(cc)	07/31/40		36	18,024
5.532%(s)	07/31/30		120	55,826
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28		620	613,732
7.903%	02/21/48		200	184,689
Sr. Unsec’d. Notes, 144A
6.875%	04/30/40		420	392,034
7.625%	05/29/32		1,090	1,066,770
8.875%	05/29/50		500	495,826
Sr. Unsec’d. Notes, 144A, MTN
8.500%	01/31/47		200	193,618
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		700	606,268
7.125%	01/20/50		200	156,553
Ethiopia International Bond (Ethiopia),
Sr. Unsec’d. Notes
6.625%	12/11/24		400	400,015
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 1.020%
1.253%(c)	03/28/22		300	298,216
Finance Department Government of Sharjah (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	07/28/50		1,410	1,444,523
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
French Republic Government Bond OAT (France),
Bonds
0.250%	07/25/24	EUR	744	$918,383
Bonds, 144A
0.100%	03/01/26	EUR	2,095	2,613,225
0.750%	05/25/52	EUR	700	896,968
1.500%	05/25/50	EUR	700	1,076,748
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		1,045	1,267,779
Bank Gtd. Notes, 144A
10.750%	10/14/30		200	242,637
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/32		350	402,157
Hellenic Republic Government Bond (Greece),
Bonds
3.750%	01/30/28	EUR	3,143	4,461,629
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		720	787,674
4.200%	10/15/50		1,530	1,771,269
4.450%	04/15/70		720	854,600
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42		810	1,025,957
Indonesia Treasury Bond (Indonesia),
Bonds, Series 061
7.000%	05/15/22	IDR	1,634,000	114,204
Bonds, Series 056
8.375%	09/15/26	IDR	331,000	24,712
Bonds, Series 059
7.000%	05/15/27	IDR	17,804,000	1,225,204
Bonds, Series 068
8.375%	03/15/34	IDR	22,538,000	1,626,858
Bonds, Series 071
9.000%	03/15/29	IDR	19,859,000	1,504,724
Bonds, Series 072
8.250%	05/15/36	IDR	28,442,000	2,029,277
Bonds, Series 076
7.375%	05/15/48	IDR	4,176,000	278,608
Bonds, Series 078
8.250%	05/15/29	IDR	11,200,000	823,255
Bonds, Series 079
8.375%	04/15/39	IDR	2,386,000	171,191
Bonds, Series 082
7.000%	09/15/30	IDR	14,247,000	961,290
Bonds, Series 087
6.500%	02/15/31	IDR	1,508,000	98,701
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	1,300	417,136
Bonds, Series 0421
1.000%	04/30/21	ILS	6,100	1,790,596
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50		400	481,142
4.500%	04/03/2120		1,000	1,372,750

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.350%	02/01/25	EUR	1,100	$1,300,371
Sr. Unsec’d. Notes, 144A
1.850%	07/01/25	EUR	600	756,155
2.450%	09/01/50	EUR	400	545,607
3.850%	09/01/49	EUR	1,780	3,092,444
Sr. Unsec’d. Notes, Series ICPI, 144A
1.400%	05/26/25	EUR	6,183	7,572,595
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		800	750,757
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28(a)		1,200	1,366,656
7.875%	07/28/45		400	506,525
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	04/24/23		800	854,944
Sr. Unsec’d. Notes, EMTN
3.000%	03/12/24		500	540,637
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
7.375%	10/10/47		360	357,713
Sr. Unsec’d. Notes, 144A
7.375%	10/10/47		715	710,458
Lithuania Government Bond (Lithuania),
Bonds, Series 3Y
0.100%	04/01/23	EUR	600	706,264
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		100	102,521
Malaysia Government Bond (Malaysia),
Bonds, Series 0119
3.906%	07/15/26	MYR	1,400	364,185
Bonds, Series 0307
3.502%	05/31/27	MYR	900	230,740
Malaysia Government Investment Issue (Malaysia),
Bonds, Series 0119
4.130%	07/09/29	MYR	600	160,294
Bonds, Series 0419
3.655%	10/15/24	MYR	600	152,272
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	60,310	3,011,800
Bonds, Series M
7.750%	05/29/31	MXN	4,800	244,765
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	18,650	945,885
7.750%	11/13/42	MXN	104,376	5,106,602
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	71,100	3,798,785
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.900%	04/27/25		900	984,262
4.600%	01/23/46		3,720	3,992,949
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	$551,541
3.000%	02/20/30	AUD	200	166,703
New Zealand Government Bond (New Zealand),
Bonds
1.750%	05/15/41	NZD	200	146,149
Sr. Unsec’d. Notes
1.500%	05/15/31	NZD	300	218,545
Sr. Unsec’d. Notes, Series 0427
4.500%	04/15/27	NZD	1,500	1,270,255
Sr. Unsec’d. Notes, Series 0437
2.750%	04/15/37	NZD	600	508,472
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes, TIPS
2.000%	09/20/25	NZD	1,000	828,796
Sr. Unsec’d. Notes, Series 0930
3.000%	09/20/30	NZD	300	295,365
Sr. Unsec’d. Notes, Series 0935
2.500%	09/20/35	NZD	200	205,428
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		400	381,402
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		300	286,154
7.625%	11/28/47		550	493,599
Northern Territory Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	04/21/31	AUD	400	292,578
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
6.750%	01/17/48		780	647,735
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28		1,130	1,041,146
Sr. Unsec’d. Notes, 144A, MTN
6.000%	08/01/29		410	377,952
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60(a)		1,050	1,203,622
4.500%	04/01/56		1,300	1,626,998
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31		450	520,820
5.400%	03/30/50(a)		400	485,921
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.940%	02/12/29	PEN	1,300	422,537
6.150%	08/12/32	PEN	2,600	826,633
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.392%	01/23/26		615	645,847
2.783%	01/23/31		1,750	1,893,784
5.625%	11/18/50(a)		525	838,621
5.940%	02/12/29	PEN	1,900	618,932
6.350%	08/12/28	PEN	2,500	836,147
6.550%	03/14/37		210	317,068

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	300	$97,726
6.350%	08/12/28	PEN	2,000	668,918
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	02/02/42(a)		795	921,906
3.950%	01/20/40(a)		250	296,011
5.000%	01/13/37		600	781,380
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24		980	381,195
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes
7.450%	09/01/24		200	111,651
Sr. Unsec’d. Notes, 144A
7.125%	06/10/21		350	213,563
7.450%	09/01/24		780	435,438
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.875%	04/23/23		300	322,092
4.000%	03/14/29		200	234,040
Sr. Unsec’d. Notes, 144A
3.400%	04/16/25		1,480	1,622,445
4.400%	04/16/50		1,300	1,678,141
4.817%	03/14/49		1,260	1,698,196
5.103%	04/23/48		650	905,674
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
3.500%	08/21/30	AUD	400	348,045
Republic of Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29		380	368,169
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		300	349,918
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series R209
6.250%	03/31/36	ZAR	17,240	669,550
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		430	401,433
5.375%	07/24/44		320	272,084
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		390	400,791
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6209
7.600%	07/20/22	RUB	61,390	831,062
Bonds, Series 6212
7.050%	01/19/28	RUB	146,184	2,009,153
Bonds, Series 6219
7.750%	09/16/26	RUB	18,090	257,607
Bonds, Series 6221
7.700%	03/23/33	RUB	11,090	159,425
Bonds, Series 6224
6.900%	05/23/29	RUB	207,780	2,824,939
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 6225
7.250%	05/10/34	RUB	75,830	$1,052,032
Bonds, Series 6226
7.950%	10/07/26	RUB	18,030	259,468
Bonds, Series 6228
7.650%	04/10/30	RUB	27,440	390,619
Bonds, Series 6230
7.700%	03/16/39	RUB	319,451	4,678,619
Bonds, Series 6232
6.000%	10/06/27	RUB	127,000	1,645,549
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, 144A
5.625%	04/04/42		1,800	2,414,976
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		1,600	1,775,040
4.625%	10/04/47		1,430	1,749,263
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	07/30/24		300	308,874
Unsec’d. Notes, 144A
6.250%	05/23/33		1,050	1,036,609
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	800	923,598
1.250%	10/31/30	EUR	2,400	3,094,323
1.400%	07/30/28	EUR	1,800	2,337,924
1.850%	07/30/35	EUR	600	832,404
Sr. Unsec’d. Notes, Series 5YR, 144A
0.250%	07/30/24	EUR	800	960,207
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.200%	05/11/27		1,150	782,089
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26		1,390	978,063
7.550%	03/28/30		250	170,127
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		400	477,216
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
0.750%	07/16/25		700	700,884
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
4.250%	12/20/32	AUD	300	281,545
Local Gov’t. Gtd. Notes, MTN
2.500%	10/22/29	AUD	100	80,234
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26		840	757,277
4.875%	04/16/43		490	365,355
5.750%	03/22/24		600	589,525
5.750%	05/11/47		770	611,952
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
9.750%	11/01/28		1,010	1,093,834

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,020	$979,431
7.253%	03/15/33		900	830,247
7.375%	09/25/32		670	631,818
7.750%	09/01/26		400	398,403
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50	GBP	300	371,308
1.750%	01/22/49	GBP	100	161,335
4.250%	03/07/36	GBP	1,800	3,597,270
4.500%	09/07/34	GBP	500	996,708
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31		720	857,068
5.100%	06/18/50(a)		750	1,007,561
Western Australian Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, Series 29
2.750%	07/24/29	AUD	100	81,953

Total Sovereign Bonds (cost $188,260,993)				190,583,912
U.S. Government Agency Obligations — 2.9%
Federal National Mortgage Assoc.
2.000%	TBA		4,500	4,632,390
2.000%	TBA		14,700	15,132,474
2.500%	TBA		6,700	7,001,278
2.500%	TBA		12,400	12,957,589
2.500%	TBA		23,200	24,282,737
2.500%	06/01/50		397	416,679
3.000%	TBA		4,600	4,819,758
3.000%	10/01/49		478	514,625
3.500%	TBA		2,000	2,111,150
3.500%	TBA		7,300	7,705,699
3.500%	10/01/34		79	84,435
3.500%	05/01/49		155	169,143
3.500%	02/01/50		261	279,947
3.500%	01/01/59		345	380,758
4.000%	TBA		25,000	26,687,500
4.000%	03/01/49		345	367,275
4.000%	07/01/49		471	502,672
Government National Mortgage Assoc.
2.000%	TBA		3,000	3,110,156
2.500%	TBA		5,200	5,450,047

Total U.S. Government Agency Obligations (cost $116,448,091)				116,606,312
U.S. Treasury Obligations — 8.6%
U.S. Treasury Bonds
1.250%	05/15/50		13,550	12,840,742
1.375%	08/15/50		1,720	1,683,181
2.000%	02/15/50		640	723,900
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/22(a)(k)		19,224	19,557,244
0.125%	07/15/22		2,163	2,218,608
0.125%	01/15/23		12,318	12,693,404
0.125%	10/15/24(a)		7,877	8,356,744
0.125%	04/15/25		2,297	2,444,355
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.125%	07/15/26	12,658	$13,721,337
0.125%	01/15/30	1,339	1,478,949
0.125%	07/15/30	7,680	8,531,879
0.250%	07/15/29	3,059	3,421,051
0.250%	02/15/50	1,451	1,709,297
0.375%	07/15/23(a)	2,818	2,955,544
0.375%	07/15/25(a)	15,187	16,478,192
0.375%	01/15/27	4,269	4,695,719
0.375%	07/15/27	17,413	19,346,023
0.500%	04/15/24(a)	8,219	8,726,035
0.500%	01/15/28	17,255	19,348,814
0.625%	04/15/23	13,540	14,161,508
0.625%	01/15/24(h)	1,516	1,610,287
0.625%	01/15/26	6,521	7,182,344
0.625%	02/15/43	4,790	5,885,392
0.750%	07/15/28	24,639	28,374,119
0.750%	02/15/42	8,095	10,161,961
0.875%	01/15/29	13,750	16,011,563
0.875%	02/15/47	1,478	1,961,984
1.000%	02/15/46	6,047	8,146,739
1.000%	02/15/48	1,919	2,641,264
1.000%	02/15/49	329	458,850
1.375%	02/15/44	8,460	12,013,157
1.750%	01/15/28(k)	866	1,053,573
2.000%	01/15/26	19,428	22,866,502
2.125%	02/15/40	3,273	5,009,256
2.125%	02/15/41	7,182	11,142,808
2.375%	01/15/27	64	79,177
2.500%	01/15/29(k)	302	393,772
3.375%	04/15/32	396	599,454
3.625%	04/15/28	16,447	22,523,998
3.875%	04/15/29(h)	236	339,478
U.S. Treasury Notes
0.250%	06/30/25	1,180	1,179,262
0.375%	07/31/27	410	407,758
0.375%	09/30/27	70	69,530
0.500%	05/31/27	3,490	3,503,633
0.625%	05/15/30(a)	2,380	2,371,447
0.625%	08/15/30	830	825,202
1.625%	08/15/29	400	435,375
1.750%	12/31/24(h)	150	159,633
2.875%	04/30/25(h)	1,500	1,679,062

Total U.S. Treasury Obligations (cost $330,108,645)			344,179,106

Total Long-Term Investments (cost $2,954,611,275)			3,294,644,698

Shares
Short-Term Investments — 23.3%
Affiliated Mutual Funds — 14.7%
PGIM Core Ultra Short Bond Fund(w)(vv)	510,346,272	510,346,272

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $75,225,946; includes $75,209,925 of cash collateral for securities on loan)(b)(w)	75,239,809	$75,224,761

Total Affiliated Mutual Funds (cost $585,572,218)		585,571,033

Interest Rate	Maturity Date	Principal Amount (000)#
Foreign Treasury Obligation(n) — 0.0%
Brazil Letras do Tesouro Nacional
6.345%	01/01/24	BRL	165	24,395
(cost $26,892)

Repurchase Agreement(m) — 0.1%
The Bank of Nova Scotia - Toronto 0.11%, dated 09/30/20, due 10/01/20 in the amount of $4,800,015 (cost $4,800,000)	4,800	4,800,000

	Shares
Unaffiliated Funds — 2.8%
BlackRock Liquidity FedFund	30,453,814	30,453,814
BlackRock Liquidity Funds T-Fund	29,817,479	29,817,479
Dreyfus Treasury Securities Cash Management	3,026,390	3,026,390
Goldman Sachs Financial Square Government Fund	30,453,816	30,453,816
Morgan Stanley Institutional Liquidity Funds-Treasury Portfolio	16,157,954	16,157,954

Total Unaffiliated Funds (cost $109,909,453)		109,909,453

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.0%
Federal Home Loan Bank
0.100%	10/28/20	1,400	1,399,892
(cost $1,399,895)
U.S. Treasury Obligations(n) — 5.7%
U.S. Treasury Bills
0.020%	10/01/20	2,300	2,300,000
0.042%	02/25/21(k)	32,000	31,986,976
0.091%	11/27/20	66,000	65,989,550
0.096%	11/19/20	2,900	2,899,645
0.100%	11/03/20(h)	1,000	999,915
0.103%	12/03/20	3,600	3,599,370
0.103%	12/17/20(h)	50,000	49,989,840
0.112%	12/10/20	13,600	13,597,356
0.112%	12/10/20	14,300	14,297,219
0.113%	10/22/20	3,300	3,299,832
0.118%	10/29/20	8,300	8,299,371
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) (continued)
0.118%	10/29/20	11,000	$10,999,166
0.131%	10/15/20	7,300	7,299,766
0.143%	10/08/20(k)	10,900	10,899,862
0.164%	03/25/21	2,000	1,999,034

Total U.S. Treasury Obligations (cost $228,462,609)			228,456,902

Options Purchased*~ — 0.0%
(cost $723,887)	546,148

Total Short-Term Investments (cost $930,894,954)	930,707,823

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN—105.8% (cost $3,885,506,229)	4,225,352,521

	Shares
Securities Sold Short — (3.1)%
Common Stocks — (3.1)%
Aerospace & Defense — (0.1)%
Axon Enterprise, Inc.*	5,200	(471,640)
Boeing Co. (The)	3,000	(495,780)
CAE, Inc. (Canada)	8,608	(125,931)
Cubic Corp.	3,900	(226,863)
HEICO Corp.	2,100	(219,786)
HEICO Corp. (Class A Stock)	2,600	(230,516)
Kratos Defense & Security Solutions, Inc.*	11,700	(225,576)
MTU Aero Engines AG (Germany)	1,726	(286,506)
Singapore Technologies Engineering Ltd. (Singapore)	101,200	(257,948)
Spirit AeroSystems Holdings, Inc. (Class A Stock)	11,300	(213,683)
TransDigm Group, Inc.	900	(427,608)
Triumph Group, Inc.	6,000	(39,060)
		(3,220,897)
Air Freight & Logistics — (0.0)%
DSV PANALPINA A/S (Denmark)	1,290	(209,582)
XPO Logistics, Inc.*	5,500	(465,630)
		(675,212)
Airlines — (0.0)%
Air Canada (Canada)*	35,387	(416,974)
Hawaiian Holdings, Inc.	4,100	(52,849)
Singapore Airlines Ltd. (Singapore)	130,700	(334,387)
		(804,210)
Auto Components — (0.0)%
Aptiv PLC	5,300	(485,904)
Continental AG (Germany)	1,320	(142,628)
Freni Brembo SpA (Italy)*	6,502	(64,866)
Nokian Renkaat OYJ (Finland)	15,671	(443,210)
Pirelli & C SpA (Italy)144A*	20,454	(87,719)

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Stoneridge, Inc.*	3,300	$(60,621)
		(1,284,948)
Automobiles — (0.0)%
Daimler AG (Germany)	5,868	(315,445)
Ferrari NV (Italy)	2,808	(515,199)
		(830,644)
Banks — (0.1)%
ABN AMRO Bank NV (Netherlands)144A, CVA	24,891	(209,077)
Bank of Hawaii Corp.	4,000	(202,080)
Bank of Marin Bancorp	1,400	(40,544)
Banque Cantonale Vaudoise (Switzerland)	1,977	(200,990)
Columbia Banking System, Inc.	8,000	(190,800)
Commerce Bancshares, Inc.	4,235	(238,388)
Commerzbank AG (Germany)*	24,626	(120,605)
Community Bank System, Inc.	6,500	(353,990)
CrossFirst Bankshares, Inc.*	6,200	(53,878)
Cullen/Frost Bankers, Inc.	4,800	(306,960)
CVB Financial Corp.	5,000	(83,150)
FinecoBank Banca Fineco SpA (Italy)*	8,303	(114,605)
First Financial Bankshares, Inc.	4,400	(122,804)
Independent Bank Corp.	3,600	(188,568)
Jyske Bank A/S (Denmark)*	2,663	(75,041)
KBC Group NV (Belgium)	161	(8,079)
Lakeland Financial Corp.	2,800	(115,360)
National Bank Holdings Corp. (Class A Stock)	3,100	(81,375)
Nicolet Bankshares, Inc.*	1,000	(54,610)
Nordea Bank Abp (Finland)*	25,387	(193,593)
Old National Bancorp	5,000	(62,800)
Park National Corp.	2,000	(163,920)
ServisFirst Bancshares, Inc.	1,600	(54,448)
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	6,560	(58,331)
Southside Bancshares, Inc.	3,900	(95,277)
Stock Yards Bancorp, Inc.	2,500	(85,100)
SVB Financial Group*	1,400	(336,868)
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	11,101	(92,960)
Triumph Bancorp, Inc.*	2,500	(77,850)
Westamerica BanCorp	2,800	(152,180)
		(4,134,231)
Beverages — (0.0)%
Anheuser-Busch InBev SA/NV (Belgium)	15,147	(817,546)
Davide Campari-Milano NV (Italy)	29,242	(318,830)
Heineken NV (Netherlands)	3,278	(291,799)
		(1,428,175)
Biotechnology — (0.1)%
Agenus, Inc.*	18,900	(75,600)
Alkermes PLC*	13,100	(217,067)
Argenx SE (Netherlands)*	449	(118,402)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Atreca, Inc. (Class A Stock)*	3,400	$(47,498)
Biohaven Pharmaceutical Holding Co. Ltd.*	7,200	(468,072)
Bioxcel Therapeutics, Inc.*	2,700	(117,072)
Blueprint Medicines Corp.*	6,200	(574,740)
Epizyme, Inc.*	9,300	(110,949)
Flexion Therapeutics, Inc.*	3,700	(38,517)
Idorsia Ltd. (Switzerland)*	15,316	(411,126)
Karuna Therapeutics, Inc.*	3,000	(231,960)
Mirati Therapeutics, Inc.*	2,600	(431,730)
Molecular Templates, Inc.*	5,900	(64,428)
MorphoSys AG (Germany)*	933	(118,354)
REGENXBIO, Inc.*	4,200	(115,584)
REVOLUTION Medicines, Inc.*	7,600	(264,480)
Sage Therapeutics, Inc.*	5,600	(342,272)
Scholar Rock Holding Corp.*	3,300	(58,377)
TG Therapeutics, Inc.*	14,400	(385,344)
Twist Bioscience Corp.*	5,100	(387,447)
UroGen Pharma Ltd.*	2,500	(48,225)
Vericel Corp.*	5,600	(103,768)
Y-mAbs Therapeutics, Inc.*	4,600	(176,594)
ZIOPHARM Oncology, Inc.*	20,000	(50,400)
		(4,958,006)
Building Products — (0.0)%
AAON, Inc.	6,200	(373,551)
Assa Abloy AB (Sweden) (Class B Stock)	4,206	(98,330)
Belimo Holding AG (Switzerland)	19	(143,394)
Nibe Industrier AB (Sweden) (Class B Stock)*	19,865	(511,204)
		(1,126,479)
Capital Markets — (0.1)%
Apollo Global Management, Inc.	7,800	(349,050)
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	6,623	(219,150)
Carlyle Group, Inc. (The)	1,800	(44,406)
Charles Schwab Corp. (The)	6,100	(221,003)
Deutsche Bank AG (Germany)*	3,307	(27,699)
Hamilton Lane, Inc. (Class A Stock)	3,800	(245,442)
Moelis & Co. (Class A Stock)	6,700	(235,438)
Partners Group Holding AG (Switzerland)	177	(162,949)
Penson Worldwide, Inc.^	31,874	—
TMX Group Ltd. (Canada)	851	(87,519)
Tradeweb Markets, Inc. (Class A Stock)	8,300	(481,400)
		(2,074,056)
Chemicals — (0.1)%
Akzo Nobel NV (Netherlands)	2,103	(213,260)
Albemarle Corp.	5,400	(482,112)
American Vanguard Corp.	3,100	(40,734)
CF Industries Holdings, Inc.	14,700	(451,437)
Chr Hansen Holding A/S (Denmark)	3,391	(375,927)
Clariant AG (Switzerland)	5,372	(105,860)
EMS-Chemie Holding AG (Switzerland)	159	(142,435)

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
FutureFuel Corp.	5,200	$(59,124)
Givaudan SA (Switzerland)	54	(232,572)
International Flavors & Fragrances, Inc.	2,300	(281,635)
Koninklijke DSM NV (Netherlands)	3,462	(570,653)
Kraton Corp.*	3,900	(69,498)
Livent Corp.*	17,700	(158,769)
Methanex Corp. (Canada)	1,357	(33,091)
Novozymes A/S (Denmark) (Class B Stock)	3,126	(196,059)
OCI NV (Netherlands)*	14,141	(182,284)
Quaker Chemical Corp.	2,200	(395,362)
Sika AG (Switzerland)	636	(155,980)
Symrise AG (Germany)	1,692	(233,835)
Trinseo SA	4,800	(123,072)
Tronox Holdings PLC (Class A Stock)	7,500	(59,025)
Umicore SA (Belgium)	1,496	(62,074)
Westlake Chemical Corp.	7,400	(467,828)
		(5,092,626)
Commercial Services & Supplies — (0.1)%
Boyd Group Services, Inc. (Canada)	862	(133,144)
Casella Waste Systems, Inc. (Class A Stock)*	4,800	(268,080)
Covanta Holding Corp.	8,500	(65,875)
IAA, Inc.*	10,100	(525,907)
ISS A/S (Denmark)*	2,841	(37,435)
Ritchie Bros. Auctioneers, Inc. (Canada)	2,134	(126,561)
Stericycle, Inc.*	7,400	(466,644)
TOMRA Systems ASA (Norway)*	6,683	(287,439)
US Ecology, Inc.	3,900	(127,413)
Viad Corp.	2,500	(52,075)
		(2,090,573)
Communications Equipment — (0.0)%
Applied Optoelectronics, Inc.*	2,800	(31,500)
Digi International, Inc.*	3,600	(56,268)
Harmonic, Inc.*	11,100	(61,938)
Infinera Corp.*	23,100	(142,296)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	18,495	(202,456)
ViaSat, Inc.*	4,400	(151,316)
		(645,774)
Construction & Engineering — (0.1)%
Aegion Corp.*	3,700	(52,281)
Ameresco, Inc. (Class A Stock)*	3,700	(123,580)
Boskalis Westminster (Netherlands)*	6,640	(132,343)
Dycom Industries, Inc.*	3,700	(195,434)
Granite Construction, Inc.	5,800	(102,138)
NV5 Global, Inc.*	1,500	(79,155)
SNC-Lavalin Group, Inc. (Canada)	8,062	(129,266)
Sweco AB (Sweden) (Class B Stock)	1,563	(86,542)
WillScot Mobile Mini Holdings Corp.*	28,100	(468,708)
WSP Global, Inc. (Canada)	3,438	(225,766)
		(1,595,213)
	Shares	Value
Common Stocks (continued)
Construction Materials — (0.0)%
LafargeHolcim Ltd. (Switzerland)*	2,779	$(126,410)
Consumer Finance — (0.0)%
LendingClub Corp.*	8,400	(39,564)
LendingTree, Inc.*	1,500	(460,335)
Santander Consumer USA Holdings, Inc.	22,400	(407,456)
World Acceptance Corp.*	900	(94,995)
		(1,002,350)
Containers & Packaging — (0.0)%
Ball Corp.	5,800	(482,096)
BillerudKorsnas AB (Sweden)	7,534	(126,175)
CCL Industries, Inc. (Canada) (Class B Stock)	6,352	(244,911)
Huhtamaki OYJ (Finland)	3,362	(165,965)
Ranpak Holdings Corp.*	8,000	(76,160)
SIG Combibloc Group AG (Switzerland)*	12,856	(257,889)
		(1,353,196)
Diversified Consumer Services — (0.0)%
Aspen Group, Inc.*	2,700	(30,159)
Bright Horizons Family Solutions, Inc.*	3,200	(486,528)
Chegg, Inc.*	1,100	(78,584)
		(595,271)
Diversified Financial Services — (0.0)%
Element Fleet Management Corp. (Canada)	35,813	(298,004)
Onex Corp. (Canada)	7,981	(356,030)
		(654,034)
Diversified Telecommunication Services — (0.1)%
Altice Europe NV (Netherlands)*	17,842	(85,394)
Anterix, Inc.*	1,900	(62,149)
Bandwidth, Inc. (Class A Stock)*	1,800	(314,226)
BCE, Inc. (Canada)	80	(3,318)
Deutsche Telekom AG (Germany)	7,922	(132,401)
Elisa OYJ (Finland)	4,552	(267,903)
Infrastrutture Wireless Italiane SpA (Italy)144A	28,489	(315,067)
Iridium Communications, Inc.*	4,400	(112,552)
Koninklijke KPN NV (Netherlands)	23,498	(55,274)
Singapore Telecommunications Ltd. (Singapore)	368,500	(574,739)
Telecom Italia SpA (Italy)	140,030	(56,147)
Telenor ASA (Norway)	18,094	(303,236)
United Internet AG (Germany)	1,159	(44,325)
		(2,326,731)
Electric Utilities — (0.1)%
Duke Energy Corp.	5,500	(487,080)
Elia Group SA/NV (Belgium)	895	(89,196)
Emera, Inc. (Canada)	3,534	(145,176)
Fortis, Inc. (Canada)	2,265	(92,604)
NextEra Energy, Inc.	1,500	(416,340)
Orsted A/S (Denmark)144A	2,920	(400,655)

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Terna Rete Elettrica Nazionale SpA (Italy)	11,045	$(77,251)
Xcel Energy, Inc.	6,400	(441,664)
		(2,149,966)
Electrical Equipment — (0.1)%
ABB Ltd. (Switzerland)	8,093	(205,614)
American Superconductor Corp.*	2,700	(39,096)
Ballard Power Systems, Inc. (Canada)*	7,922	(119,703)
Bloom Energy Corp. (Class A Stock)*	7,300	(131,181)
Plug Power, Inc.*	39,900	(535,059)
Siemens Energy AG (Germany)*	1,089	(29,353)
Sunrun, Inc.*	6,300	(485,541)
Vestas Wind Systems A/S (Denmark)	163	(26,337)
		(1,571,884)
Electronic Equipment, Instruments & Components — (0.0)%
Badger Meter, Inc.	3,600	(235,332)
Hexagon AB (Sweden) (Class B Stock)*	1,259	(94,961)
II-VI, Inc.*	10,600	(429,936)
Napco Security Technologies, Inc.*	2,300	(54,050)
nLight, Inc.*	4,600	(108,008)
OSI Systems, Inc.*	2,100	(162,981)
PAR Technology Corp.*	2,300	(93,173)
		(1,178,441)
Energy Equipment & Services — (0.0)%
Aspen Aerogels, Inc.*	3,300	(36,135)
Dril-Quip, Inc.*	4,400	(108,944)
Saipem SpA (Italy)	60,983	(104,732)
SBM Offshore NV (Netherlands)	10,112	(161,908)
Tenaris SA	10,931	(54,477)
		(466,196)
Entertainment — (0.0)%
CTS Eventim AG & Co. KGaA (Germany)*	7,700	(371,556)
Embracer Group AB (Sweden)*	4,364	(81,252)
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	1,700	(56,967)
Live Nation Entertainment, Inc.*	8,800	(474,144)
Roku, Inc.*	2,400	(453,120)
		(1,437,039)
Equity Real Estate Investment Trusts (REITs) — (0.1)%
Agree Realty Corp.	2,400	(152,736)
Alexandria Real Estate Equities, Inc.	2,600	(416,000)
CyrusOne, Inc.	5,600	(392,168)
Digital Realty Trust, Inc.	2,100	(308,196)
Essential Properties Realty Trust, Inc.	13,000	(238,160)
Gladstone Land Corp.	2,000	(30,040)
Global Medical REIT, Inc.	4,700	(63,450)
Independence Realty Trust, Inc.	9,000	(104,310)
Innovative Industrial Properties, Inc.	1,800	(223,398)
Outfront Media, Inc.	16,600	(241,530)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Safehold, Inc.	1,800	$(111,780)
		(2,281,768)
Food & Staples Retailing — (0.0)%
Chefs’ Warehouse, Inc. (The)*	4,700	(68,338)
George Weston Ltd. (Canada)	69	(5,074)
METRO AG (Germany)	556	(5,549)
Metro, Inc. (Canada)	3,803	(182,474)
Performance Food Group Co.*	13,600	(470,832)
Sysco Corp.	7,700	(479,094)
		(1,211,361)
Food Products — (0.1)%
AAK AB (Sweden)*	11,975	(223,112)
Bakkafrost P/F (Faroe Islands)*	1,441	(92,995)
Barry Callebaut AG (Switzerland)	115	(255,540)
Beyond Meat, Inc.*	3,600	(597,816)
Cal-Maine Foods, Inc.*	5,300	(203,361)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	21	(176,891)
Hostess Brands, Inc.*	15,000	(184,950)
Lamb Weston Holdings, Inc.	7,100	(470,517)
Landec Corp.*	3,600	(34,992)
Limoneira Co.	2,200	(31,460)
Maple Leaf Foods, Inc. (Canada)	4,543	(92,631)
Premium Brands Holdings Corp. (Canada)	1,830	(138,162)
Salmar ASA (Norway)*	1,224	(69,534)
Saputo, Inc. (Canada)	3,992	(100,134)
Simply Good Foods Co. (The)*	11,700	(257,985)
		(2,930,080)
Gas Utilities — (0.0)%
Atmos Energy Corp.	1,700	(162,503)
Italgas SpA (Italy)	6,019	(37,999)
Northwest Natural Holding Co.	3,600	(163,404)
Snam SpA (Italy)	46,374	(238,587)
		(602,493)
Health Care Equipment & Supplies — (0.1)%
Alphatec Holdings, Inc.*	7,900	(52,456)
Ambu A/S (Denmark) (Class B Stock)	4,332	(122,420)
AtriCure, Inc.*	5,600	(223,440)
Axonics Modulation Technologies, Inc.*	4,700	(239,888)
Carl Zeiss Meditec AG (Germany)	805	(101,430)
Cerus Corp.*	18,800	(117,688)
China Medical Technologies, Inc. (China) ADR*^	6,255	—
CryoLife, Inc.*	4,600	(84,962)
GenMark Diagnostics, Inc.*	8,300	(117,860)
Glaukos Corp.*	5,400	(267,408)
Heska Corp.*	1,100	(108,669)
iRhythm Technologies, Inc.*	1,900	(452,409)
LeMaitre Vascular, Inc.	2,400	(78,072)
Mesa Laboratories, Inc.	600	(152,856)
Nevro Corp.*	1,000	(139,300)
NuVasive, Inc.*	5,600	(271,992)

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
OrthoPediatrics Corp.*	2,500	$(114,800)
Penumbra, Inc.*	2,200	(427,636)
Quotient Ltd.*	12,300	(63,222)
SeaSpine Holdings Corp.*	3,300	(47,190)
Shockwave Medical, Inc.*	4,200	(318,360)
SI-BONE, Inc.*	3,500	(83,020)
Silk Road Medical, Inc.*	4,200	(282,282)
Straumann Holding AG (Switzerland)	91	(91,804)
Tactile Systems Technology, Inc.*	2,400	(87,816)
Tandem Diabetes Care, Inc.*	4,600	(522,100)
TransMedics Group, Inc.*	3,300	(45,474)
Vapotherm, Inc.*	2,900	(84,100)
		(4,698,654)
Health Care Providers & Services — (0.1)%
1Life Healthcare, Inc.*	15,200	(431,072)
Amplifon SpA (Italy)*	6,869	(245,763)
Brookdale Senior Living, Inc.*	16,200	(41,148)
Fresenius Medical Care AG & Co. KGaA (Germany)	102	(8,609)
Galenica AG (Switzerland)144A	1,196	(83,287)
Guardant Health, Inc.*	3,800	(424,764)
Hanger, Inc.*	4,000	(63,280)
HealthEquity, Inc.*	9,600	(493,152)
InfuSystem Holdings, Inc.*	2,400	(30,768)
Option Care Health, Inc.*	19,900	(266,063)
PetIQ, Inc.*	3,100	(102,052)
Progyny, Inc.*	10,500	(309,015)
Surgery Partners, Inc.*	6,300	(137,970)
US Physical Therapy, Inc.	1,400	(121,632)
		(2,758,575)
Health Care Technology — (0.1)%
Health Catalyst, Inc.*	4,700	(172,020)
Inspire Medical Systems, Inc.*	5,000	(645,250)
Schrodinger, Inc.*	5,500	(261,305)
Teladoc Health, Inc.*	2,200	(482,328)
		(1,560,903)
Hotels, Restaurants & Leisure — (0.1)%
Autogrill SpA (Italy)*	914	(4,135)
Everi Holdings, Inc.*	10,000	(82,500)
Norwegian Cruise Line Holdings Ltd.*	15,000	(256,650)
Restaurant Brands International, Inc. (Canada)	7,625	(437,956)
Royal Caribbean Cruises Ltd.	6,100	(394,853)
SeaWorld Entertainment, Inc.*	9,700	(191,284)
Shake Shack, Inc. (Class A Stock)*	4,700	(303,056)
Six Flags Entertainment Corp.	10,900	(221,270)
Wynn Resorts Ltd.	6,300	(452,403)
		(2,344,107)
Household Durables — (0.0)%
Ethan Allen Interiors, Inc.	2,600	(35,204)
Purple Innovation, Inc.*	4,400	(109,384)
Sonos, Inc.*	14,000	(212,520)
		(357,108)
	Shares	Value
Common Stocks (continued)
Household Products — (0.0)%
WD-40 Co.	1,500	$(283,965)
Independent Power & Renewable Electricity Producers — (0.0)%
Boralex, Inc. (Canada) (Class A Stock)	5,933	(171,500)
Innergex Renewable Energy, Inc. (Canada)	13,301	(240,338)
Sunnova Energy International, Inc.*	10,600	(322,346)
TransAlta Renewables, Inc. (Canada)	1,832	(23,018)
		(757,202)
Industrial Conglomerates — (0.0)%
Keppel Corp. Ltd. (Singapore)	46,600	(152,152)
Lifco AB (Sweden) (Class B Stock)	1,567	(121,522)
Siemens AG (Germany)	2,177	(275,039)
		(548,713)
Insurance — (0.1)%
Aon PLC (Class A Stock)	2,000	(412,600)
Brown & Brown, Inc.	6,800	(307,836)
BRP Group, Inc. (Class A Stock)*	2,700	(67,257)
Fairfax Financial Holdings Ltd. (Canada)	328	(96,586)
Gjensidige Forsikring ASA (Norway)	1,886	(38,333)
GoHealth, Inc. (Class A Stock)*	10,700	(139,367)
Hannover Rueck SE (Germany)	676	(104,440)
Intact Financial Corp. (Canada)	1,944	(208,160)
Kinsale Capital Group, Inc.	2,500	(475,450)
Marsh & McLennan Cos., Inc.	3,600	(412,920)
MBIA, Inc.*	7,400	(44,844)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	94	(23,792)
Palomar Holdings, Inc.*	2,700	(281,448)
RLI Corp.	4,700	(393,531)
Sampo OYJ (Finland) (Class A Stock)	2,465	(97,478)
Swiss Re AG (Switzerland)	3,575	(264,795)
Trupanion, Inc.*	3,500	(276,150)
Tryg A/S (Denmark)	9,959	(314,430)
		(3,959,417)
Interactive Media & Services — (0.0)%
Adevinta ASA (France)*	10,323	(177,421)
Eventbrite, Inc. (Class A Stock)*	8,400	(91,140)
EverQuote, Inc. (Class A Stock)*	2,100	(81,144)
Scout24 AG (Germany)144A	255	(22,255)
		(371,960)
Internet & Direct Marketing Retail — (0.1)%
Delivery Hero SE (Germany)144A*	292	(33,578)
Expedia Group, Inc.	5,100	(467,619)
Just Eat Takeaway.com NV (Netherlands)144A*	370	(41,469)
Magnite, Inc.*	13,800	(95,841)
Prosus NV (China)*	3,194	(294,931)
Quotient Technology, Inc.*	10,000	(73,800)
RealReal, Inc. (The)*	11,000	(159,170)
Stitch Fix, Inc. (Class A Stock)*	7,200	(195,336)

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
Wayfair, Inc. (Class A Stock)*	600	$(174,606)
		(1,536,350)
IT Services — (0.1)%
Adyen NV (Netherlands)144A*	59	(108,697)
Bechtle AG (Germany)	192	(38,820)
Fastly, Inc. (Class A Stock)*	5,800	(543,344)
Fidelity National Information Services, Inc.	2,800	(412,188)
Fiserv, Inc.*	4,600	(474,030)
Limelight Networks, Inc.*	14,500	(83,520)
MongoDB, Inc.*	2,100	(486,171)
Nexi SpA (Italy)144A*	8,618	(173,023)
Okta, Inc.*	500	(106,925)
Repay Holdings Corp.*	8,900	(209,150)
Shopify, Inc. (Canada) (Class A Stock)*	182	(186,120)
Square, Inc. (Class A Stock)*	1,300	(211,315)
Switch, Inc. (Class A Stock)	11,600	(181,076)
Twilio, Inc. (Class A Stock)*	2,600	(642,434)
Verra Mobility Corp.*	11,300	(109,158)
		(3,965,971)
Leisure Products — (0.1)%
Acushnet Holdings Corp.	9,100	(305,851)
Callaway Golf Co.	11,400	(218,196)
Clarus Corp.	3,412	(48,177)
Hasbro, Inc.	5,800	(479,776)
Mattel, Inc.*	31,800	(372,060)
Peloton Interactive, Inc. (Class A Stock)*	4,400	(436,656)
		(1,860,716)
Life Sciences Tools & Services — (0.1)%
10X Genomics, Inc. (Class A Stock)*	3,400	(423,912)
Adaptive Biotechnologies Corp.*	11,300	(549,519)
Berkeley Lights, Inc.*	5,400	(412,344)
Codexis, Inc.*	7,400	(86,876)
Evotec SE (Germany)*	13,353	(353,289)
Fluidigm Corp.*	9,000	(66,870)
Lonza Group AG (Switzerland)	55	(33,874)
NanoString Technologies, Inc.*	4,700	(210,090)
NeoGenomics, Inc.*	12,900	(475,881)
Pacific Biosciences of California, Inc.*	21,500	(212,205)
Quanterix Corp.*	4,000	(134,960)
Tecan Group AG (Switzerland)	97	(48,338)
		(3,008,158)
Machinery — (0.1)%
Atlas Copco AB (Sweden) (Class A Stock)	3,902	(186,122)
Chart Industries, Inc.*	4,400	(309,188)
CNH Industrial NV (United Kingdom)*	19,319	(150,654)
Douglas Dynamics, Inc.	2,600	(88,920)
Energy Recovery, Inc.*	6,100	(50,020)
Enerpac Tool Group Corp.*	7,200	(135,432)
GEA Group AG (Germany)	1,042	(36,548)
Hyster-Yale Materials Handling, Inc.	900	(33,435)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Ingersoll Rand, Inc.*	7,600	$(270,560)
Kennametal, Inc.	9,900	(286,506)
Knorr-Bremse AG (Germany)	205	(24,173)
Kone OYJ (Finland) (Class B Stock)	168	(14,753)
Lindsay Corp.	1,300	(125,684)
Middleby Corp. (The)*	4,700	(421,637)
NN, Inc.	5,300	(27,348)
OC Oerlikon Corp. AG (Switzerland)	9,481	(75,525)
Rational AG (Germany)	88	(69,005)
Schindler Holding AG (Switzerland)	589	(160,607)
Trinity Industries, Inc.	14,400	(280,800)
VAT Group AG (Switzerland)144A*	704	(134,183)
Woodward, Inc.	5,000	(400,800)
Xylem, Inc.	5,600	(471,072)
		(3,752,972)
Marine — (0.0)%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	151	(239,246)
Kuehne + Nagel International AG (Switzerland)	2,901	(563,604)
		(802,850)
Media — (0.0)%
Cardlytics, Inc.*	3,400	(239,938)
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	1,600	(53,072)
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	1,700	(56,236)
National CineMedia, Inc.	10,000	(27,150)
New York Times Co. (The) (Class A Stock)	9,100	(389,389)
Scholastic Corp.	4,000	(83,960)
Stroeer SE & Co. KGaA (Germany)*	1,602	(124,228)
		(973,973)
Metals & Mining — (0.1)%
Agnico Eagle Mines Ltd. (Canada)	3,662	(291,766)
Allegheny Technologies, Inc.*	15,700	(136,904)
Barrick Gold Corp. (Canada)	2,285	(64,180)
Century Aluminum Co.*	9,900	(70,488)
Cleveland-Cliffs, Inc.	50,400	(323,568)
First Quantum Minerals Ltd. (Zambia)	4,913	(43,797)
Franco-Nevada Corp. (Canada)	2,126	(297,086)
Novagold Resources, Inc. (Canada)*	18,200	(216,398)
Pan American Silver Corp. (Canada)	1,004	(32,279)
SSAB AB (Sweden) (Class A Stock)*	41,958	(139,574)
thyssenkrupp AG (Germany)*	52,649	(264,804)
Wheaton Precious Metals Corp. (Brazil)	3,531	(173,242)
		(2,054,086)
Mortgage Real Estate Investment Trusts (REITs) — (0.0)%
Blackstone Mortgage Trust, Inc. (Class A Stock)	13,400	(294,398)
Broadmark Realty Capital, Inc.	16,400	(161,704)

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,500	$(317,025)
		(773,127)
Multiline Retail — (0.0)%
Dollarama, Inc. (Canada)	6,554	(251,223)
Multi-Utilities — (0.1)%
Algonquin Power & Utilities Corp. (Canada)	27,053	(392,929)
Ameren Corp.	4,500	(355,860)
CMS Energy Corp.	6,600	(405,306)
Consolidated Edison, Inc.	6,100	(474,580)
E.ON SE (Germany)	19,944	(219,887)
RWE AG (Germany)	2,133	(79,765)
		(1,928,327)
Oil, Gas & Consumable Fuels — (0.1)%
ARC Resources Ltd. (Canada)	355	(1,586)
Cameco Corp. (Canada)	28,219	(285,040)
Canadian Natural Resources Ltd. (Canada)	10,318	(165,361)
Cenovus Energy, Inc. (Canada)	14,322	(55,823)
Enbridge, Inc. (Canada)	8,933	(260,969)
Eni SpA (Italy)	2,793	(21,878)
Equinor ASA (Norway)	10,448	(148,463)
Hess Corp.	6,200	(253,766)
Inter Pipeline Ltd. (Canada)	17,939	(176,083)
Koninklijke Vopak NV (Netherlands)	1,612	(90,925)
Marathon Petroleum Corp.	4,400	(129,096)
Murphy Oil Corp.	19,200	(171,264)
PDC Energy, Inc.*	12,100	(149,980)
Pembina Pipeline Corp. (Canada)	4,593	(97,479)
PrairieSky Royalty Ltd. (Canada)	24,518	(153,013)
Suncor Energy, Inc. (Canada)	3,894	(47,551)
TC Energy Corp. (Canada)	4,829	(202,727)
WPX Energy, Inc.*	69,500	(340,550)
		(2,751,554)
Paper & Forest Products — (0.0)%
Holmen AB (Sweden) (Class B Stock)	5,178	(192,071)
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)*	35,576	(513,780)
West Fraser Timber Co. Ltd. (Canada)	4,793	(222,669)
		(928,520)
Personal Products — (0.0)%
elf Beauty, Inc.*	5,400	(99,198)
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,100	(458,325)
		(557,523)
Pharmaceuticals — (0.0)%
Aerie Pharmaceuticals, Inc.*	5,300	(62,381)
AMAG Pharmaceuticals, Inc.*	4,000	(37,600)
Arvinas, Inc.*	4,600	(108,606)
Bausch Health Cos., Inc.*	113	(1,757)
Cara Therapeutics, Inc.*	4,900	(62,352)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Merck KGaA (Germany)	328	$(47,766)
Nektar Therapeutics*	8,900	(147,651)
Ocular Therapeutix, Inc.*	7,500	(57,075)
Omeros Corp.*	7,800	(78,819)
Reata Pharmaceuticals, Inc. (Class A Stock)*	3,700	(360,454)
Recordati Industria Chimica e Farmaceutica SpA (Italy)	2,757	(141,223)
Theravance Biopharma, Inc.*	7,000	(103,495)
WaVe Life Sciences Ltd.*	4,900	(41,601)
		(1,250,780)
Professional Services — (0.0)%
Forrester Research, Inc.*	1,800	(59,022)
Franklin Covey Co.*	1,700	(30,158)
Huron Consulting Group, Inc.*	2,600	(102,258)
Korn Ferry	6,600	(191,400)
Thomson Reuters Corp. (Canada)	2,520	(201,100)
TrueBlue, Inc.*	4,200	(65,058)
Upwork, Inc.*	15,500	(270,320)
Willdan Group, Inc.*	1,500	(38,265)
		(957,581)
Real Estate Management & Development — (0.0)%
CapitaLand Ltd. (Singapore)	83,000	(165,627)
City Developments Ltd. (Singapore)	46,000	(257,813)
Redfin Corp.*	10,700	(534,251)
UOL Group Ltd. (Singapore)	6,100	(29,834)
		(987,525)
Road & Rail — (0.0)%
Canadian National Railway Co. (Canada)	3,120	(332,280)
Canadian Pacific Railway Ltd. (Canada)	206	(62,664)
Lyft, Inc. (Class A Stock)*	16,500	(454,575)
Uber Technologies, Inc.*	14,400	(525,312)
		(1,374,831)
Semiconductors & Semiconductor Equipment — (0.1)%
ASML Holding NV (Netherlands)	387	(142,727)
Cree, Inc.*	7,700	(490,798)
Enphase Energy, Inc.*	6,600	(545,094)
Impinj, Inc.*	2,800	(73,780)
Infineon Technologies AG (Germany)	2,369	(66,626)
ON Semiconductor Corp.*	19,300	(418,617)
SiTime Corp.*	600	(50,418)
SunPower Corp.*	21,400	(267,714)
Universal Display Corp.	2,600	(469,924)
Veeco Instruments, Inc.*	5,500	(64,185)
		(2,589,883)
Software — (0.3)%
2U, Inc.*	3,800	(128,668)
8x8, Inc.*	12,100	(188,155)
Alteryx, Inc. (Class A Stock)*	2,900	(329,295)
Anaplan, Inc.*	6,900	(431,802)

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Avalara, Inc.*	1,500	$(191,010)
Bill.com Holdings, Inc.*	5,000	(501,550)
BlackBerry Ltd. (Canada)*	13,704	(62,883)
Ceridian HCM Holding, Inc.*	6,000	(495,900)
Cloudflare, Inc. (Class A Stock)*	12,900	(529,674)
Constellation Software, Inc. (Canada)	22	(24,447)
Coupa Software, Inc.*	1,200	(329,088)
Datadog, Inc. (Class A Stock)*	5,500	(561,880)
Descartes Systems Group, Inc. (The) (Canada)*	601	(34,235)
Digimarc Corp.*	1,600	(35,728)
Domo, Inc. (Class B Stock)*	3,000	(114,990)
Elastic NV*	4,900	(528,661)
Everbridge, Inc.*	5,100	(641,223)
Guidewire Software, Inc.*	1,700	(177,259)
HubSpot, Inc.*	1,500	(438,345)
Kinaxis, Inc. (Canada)*	78	(11,482)
Lightspeed POS, Inc. (Canada)*	3,906	(125,140)
LivePerson, Inc.*	8,100	(421,119)
Medallia, Inc.*	13,400	(367,428)
Nemetschek SE (Germany)	1,329	(97,192)
New Relic, Inc.*	5,400	(304,344)
PagerDuty, Inc.*	8,400	(227,724)
Ping Identity Holding Corp.*	9,400	(293,374)
Pluralsight, Inc. (Class A Stock)*	11,300	(193,569)
PROS Holdings, Inc.*	4,800	(153,312)
Q2 Holdings, Inc.*	4,700	(428,922)
Rapid7, Inc.*	6,300	(385,812)
RingCentral, Inc. (Class A Stock)*	1,700	(466,837)
SAP SE (Germany)	470	(73,041)
Slack Technologies, Inc. (Class A Stock)*	17,300	(464,678)
Smartsheet, Inc. (Class A Stock)*	10,200	(504,084)
Splunk, Inc.*	3,500	(658,455)
Sprout Social, Inc. (Class A Stock)*	4,500	(173,250)
Temenos AG (Switzerland)	2,085	(280,410)
Trade Desk, Inc. (The) (Class A Stock)*	1,100	(570,658)
Yext, Inc.*	13,800	(209,484)
Zendesk, Inc.*	4,600	(473,432)
Zuora, Inc. (Class A Stock)*	11,100	(114,774)
		(12,743,314)
Specialty Retail — (0.1)%
American Eagle Outfitters, Inc.	19,300	(285,833)
Bed Bath & Beyond, Inc.	15,700	(235,186)
Boot Barn Holdings, Inc.*	3,300	(92,862)
Burlington Stores, Inc.*	2,300	(474,007)
Caleres, Inc.	4,400	(42,064)
Carvana Co.*	2,098	(467,980)
Children’s Place, Inc. (The)	1,800	(51,030)
Container Store Group, Inc. (The)*	6,200	(38,502)
Dufry AG (Switzerland)*	1,514	(46,666)
Five Below, Inc.*	4,100	(520,700)
Floor & Decor Holdings, Inc. (Class A Stock)*	6,200	(463,760)
Monro, Inc.	3,400	(137,938)
National Vision Holdings, Inc.*	10,000	(382,400)
Signet Jewelers Ltd.	6,400	(119,680)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
TJX Cos., Inc. (The)	1,900	$(105,735)
		(3,464,343)
Technology Hardware, Storage & Peripherals — (0.0)%
3D Systems Corp.*	15,100	(74,141)
Logitech International SA (Switzerland)	4,156	(320,525)
		(394,666)
Textiles, Apparel & Luxury Goods — (0.1)%
adidas AG (Germany)*	1,617	(521,775)
Canada Goose Holdings, Inc. (Canada)*	5,910	(189,832)
Cie Financiere Richemont SA (Switzerland)	242	(16,168)
Gildan Activewear, Inc. (Canada)	5,883	(115,933)
Moncler SpA (Italy)*	2,500	(102,174)
Oxford Industries, Inc.	2,100	(84,756)
Puma SE (Germany)*	1,694	(152,144)
Ralph Lauren Corp.	6,000	(407,820)
Salvatore Ferragamo SpA (Italy)*	1,609	(23,684)
Under Armour, Inc. (Class A Stock)*	22,000	(247,060)
VF Corp.	1,100	(77,275)
		(1,938,621)
Tobacco — (0.0)%
Swedish Match AB (Sweden)	369	(30,155)
Trading Companies & Distributors — (0.0)%
GATX Corp.	4,300	(274,125)
IMCD NV (Netherlands)	2,298	(273,456)
Indutrade AB (Sweden)*	2,536	(135,840)
Lawson Products, Inc.*	1,000	(41,030)
Textainer Group Holdings Ltd. (China)*	5,700	(80,712)
Toromont Industries Ltd. (Canada)	2,445	(146,309)
		(951,472)
Transportation Infrastructure — (0.0)%
Atlantia SpA (Italy)*	23,982	(377,173)
SATS Ltd. (Singapore)	24,000	(50,005)
		(427,178)
Water Utilities — (0.0)%
Essential Utilities, Inc.	11,500	(462,875)
SJW Group	3,200	(194,752)
		(657,627)
Wireless Telecommunication Services — (0.0)%
Boingo Wireless, Inc.*	5,200	(53,014)
Millicom International Cellular SA (Colombia)SDR	3,705	(112,806)
		(165,820)

Total Common Stocks (proceeds received $108,031,209)		(120,568,014)
Preferred Stocks — (0.0)%
Automobiles — (0.0)%
Volkswagen AG (Germany) (PRFC)*	674	(108,249)

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Chemicals — (0.0)%
FUCHS PETROLUB SE (Germany) (PRFC)	1,867	$(94,589)
Health Care Equipment & Supplies — (0.0)%
Sartorius AG (Germany) (PRFC)	618	(253,787)

Total Preferred Stocks (proceeds received $316,435)		(456,625)

Total Securities Sold Short (proceeds received $108,347,644)		(121,024,639)

Options Written*~ — (0.0)%
(premiums received $1,398,061)	(959,432)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN—102.7% (cost $3,775,760,524)	4,103,368,450

Liabilities in excess of other assets(z) — (2.7)%	(109,665,625)

Net Assets — 100.0%	$3,993,702,825

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
AUDOIS	Australian Overnight Index Swap
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CAC40	French Stock Market Index
CBOE	Chicago Board Options Exchange
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CME	Chicago Mercantile Exchange
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury
CNX	CRISIL NSE Index
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
DAX	German Stock Index
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
HICP	Harmonised Index of Consumer Prices
HONIX	Hong Kong Brokers’ Association Over Night Rate
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NSA	Non-Seasonally Adjusted
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OJSC	Open Joint-Stock Company
OMXS30	Nordic Exchange Stockholm Index

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
OTC	Over-the-counter
PIK	Payment-in-Kind
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TONAT	Overnight Japanese Yen LIBOR Interest Rate
TOPIX	Tokyo Stock Price Index
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate
XLON	London Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $291,759 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,807,991; cash collateral of $75,209,925 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(m)	Repurchase agreements are collateralized by a U.S. Treasury Securities (coupon rate 1.38%, maturity date 1/31/2025), with the aggregate value, including accrued interest, of $4,890,437.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(vv)	Includes an amount of $2,489,106 segregated as collateral for OTC derivatives.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts
Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#			Value
Canadian Government Bond	2.750%	12/01/48	09/10/20	CAD	(800)	$(842,824)
Federal National Mortgage Assoc.	2.500%	TBA	10/14/20		(4,500)	(4,719,726)
Federal National Mortgage Assoc.	3.000%	TBA	11/12/20		(13,000)	(13,621,055)
Federal National Mortgage Assoc.	3.500%	TBA	10/19/20		(100)	(105,748)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $18,624,124)						$(19,289,353)
A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Call	11/20/20	$111.13		14		28	$—
10 Year U.S. Treasury Notes Futures	Call	10/23/20	$139.50		29		29	10,875
10 Year U.S. Treasury Notes Futures	Call	10/23/20	$142.00		60		60	938
10 Year Euro-Bund Futures	Call	10/23/20	182.50		76	EUR	76	891
10 Year U.S. Treasury Notes Futures	Call	11/20/20	$139.50		10		10	7,500
10 Year U.S. Treasury Notes Futures	Call	11/20/20	$148.50		404		404	6,312
10 Year Euro-Bund Futures	Call	11/20/20	183.50		296	EUR	296	6,941
10 Year Euro-Bund Futures	Call	11/20/20	200.00		26	EUR	26	305
10 Year Euro-Bund Futures	Call	11/20/20	210.00		53	EUR	53	621
20 Year U.S. Treasury Bonds Futures	Call	10/23/20	$176.00		14		14	21,437
20 Year U.S. Treasury Bonds Futures	Call	10/23/20	$177.00		30		30	30,937
20 Year U.S. Treasury Bonds Futures	Call	10/23/20	$177.50		9		9	7,453
20 Year U.S. Treasury Bonds Futures	Call	10/23/20	$178.00		3		3	1,969
Australian Dollar Currency	Call	10/09/20	71.50		4		4	2,080
Australian Dollar Currency	Call	10/09/20	72.00		2		2	580
Canadian Dollar Currency	Call	11/06/20	75.00		2		2	1,520
Euro Dollar Futures	Call	03/14/22	$99.75		8		20	2,200
Euro Dollar Futures	Call	06/13/22	$99.75		14		35	4,462
Euro Futures	Call	10/09/20	1.18		1		125	313
Euro-Schatz	Call	11/20/20	117.00		105	EUR	105	616
Japanese Yen Currency	Call	10/09/20	95.00		10		13	3,125
Japanese Yen Currency	Call	10/09/20	96.00		13		16	813
U.K. Gilt	Call	11/20/20	180.00		23	GBP	23	—
2 Year U.S. Treasury Notes Futures	Put	11/20/20	$109.50		619		1,238	—
5 Year U.S. Treasury Notes Futures	Put	11/20/20	$122.25		593		593	9,266
10 Year U.S. Treasury Notes Futures	Put	10/23/20	$139.50		20		20	6,875
10 Year U.S. Treasury Notes Futures	Put	10/23/20	$139.75		5		5	2,344
20 Year U.S. Treasury Bonds Futures	Put	10/23/20	$157.00		231		231	—
20 Year U.S. Treasury Bonds Futures	Put	11/20/20	$146.00		451		451	14,094
Australian Dollar Currency	Put	10/09/20	73.50		1		1	1,900
Euro Futures	Put	10/09/20	1.18		13		1,625	14,462
Euro Futures	Put	10/09/20	1.19		1		125	2,150
Euro Futures	Put	10/09/20	1.19		10		1,250	16,125
Euro Futures	Put	11/06/20	1.19		5		625	11,375
Euro-Bobl	Put	10/23/20	129.75		16	EUR	16	94
Euro-BTP	Put	11/20/20	80.00		103	EUR	103	1,208
Total Exchange Traded (cost $228,016)								$191,781

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs EUR	Call	JPMorgan Chase Bank, N.A.	11/30/20	1.18		—		1,390	$17,705
Currency Option CND vs JPY	Put	Barclays Bank PLC	02/25/21	77.00		—	CAD	1,145	11,976
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	11/20/20	5.65		—		1,400	50,078
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	12/18/20	5.50		—		1,390	39,983
Currency Option USD vs INR	Put	Goldman Sachs Bank USA	10/26/20	74.65		—		1,190	17,926
Currency Option USD vs INR	Put	JPMorgan Chase Bank, N.A.	11/20/20	74.85		—		2,800	50,651
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	10/01/20	22.37		—		685	8,499
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	10/06/20	22.00		—		685	5,110
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	11/10/20	22.57		—		1,300	45,280
Currency Option USD vs RUB	Put	Citigroup Global Markets, Inc.	11/12/20	73.00		—		1,310	4,683
A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	11/18/20	73.00		—		1,300	$5,925
Currency Option USD vs RUB	Put	Morgan Stanley Capital Services LLC	12/03/20	73.50		—		1,510	12,131
Currency Option USD vs RUB	Put	Citigroup Global Markets, Inc.	12/18/20	77.00		—		1,410	35,302
Total OTC Traded (cost $339,156)									$305,249

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 08/25/51	Put	Morgan Stanley Capital Services LLC	08/23/21	1.75%	3 Month LIBOR(Q)	1.75%(Q)	600	$14,129
30- Year Interest Rate Swap, 08/31/51	Put	Credit Suisse International	08/26/21	1.73%	3 Month LIBOR(Q)	1.73%(Q)	700	17,223
30- Year Interest Rate Swap, 09/17/51	Put	Bank of America, N.A.	09/15/21	2.18%	3 Month LIBOR(Q)	2.18%(S)	700	7,806
30- Year Interest Rate Swap, 12/23/51	Put	Deutsche Bank AG	12/21/21	2.30%	3 Month LIBOR(Q)	2.30%(S)	300	3,735
30- Year Interest Rate Swap, 12/23/51	Put	Morgan Stanley Capital Services LLC	12/21/21	2.30%	3 Month LIBOR(Q)	2.30%(S)	500	6,225
Total OTC Swaptions (cost $156,715)								$49,118
Total Options Purchased (cost $723,887)								$546,148
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Bonds Futures	Call	10/09/20	$139.75		10		10	$(1,406)
10 Year U.S. Treasury Notes Futures	Call	10/23/20	$139.75		12		12	(3,000)
10 Year U.S. Treasury Notes Futures	Call	10/23/20	$140.00		76		76	(11,875)
10 Year Euro-Bund Futures	Call	10/23/20	175.00		20	EUR	20	(9,145)
20 Year U.S. Treasury Bonds Futures	Call	10/23/20	$179.00		40		40	(16,250)
20 Year U.S. Treasury Bonds Futures	Call	10/23/20	$180.00		10		10	(2,500)
20 Year U.S. Treasury Bonds Futures	Call	10/23/20	$182.00		2		2	(188)
20 Year U.S. Treasury Bonds Futures	Call	11/20/20	$178.00		7		7	(12,578)
20 Year U.S. Treasury Bonds Futures	Call	11/20/20	$180.00		9		9	(9,984)
30 Year U.S. Treasury Bonds Futures	Call	10/09/20	$177.50		15		15	(6,797)
Australian Dollar Currency	Call	10/09/20	70.50		2		2	(2,500)
Australian Dollar Currency	Call	10/09/20	71.00		2		2	(1,700)
Australian Dollar Currency	Call	10/09/20	73.50		4		4	(140)
Australian Dollar Currency	Call	10/09/20	74.00		6		6	(120)
Australian Dollar Currency	Call	11/06/20	72.00		3		3	(2,430)
Australian Dollar Currency	Call	11/06/20	72.50		7		7	(4,200)
Australian Dollar Currency	Call	11/06/20	73.00		10		10	(4,400)
British Pound Currency	Call	10/09/20	135.00		8		5	(100)
British Pound Currency	Call	11/06/20	130.00		3		2	(2,587)
British Pound Currency	Call	12/04/20	130.00		5		3	(6,344)
Canadian Dollar Currency	Call	10/09/20	76.00		8		8	(360)
Canadian Dollar Currency	Call	11/06/20	76.50		4		4	(840)
Euro Futures	Call	10/09/20	1.17		2		250	(2,525)
Euro Futures	Call	10/09/20	1.19		15		1,875	(1,500)
A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Euro Futures	Call	10/09/20	1.19		17		2,125	$(2,975)
Euro Futures	Call	11/06/20	1.18		22		2,750	(23,375)
Euro Futures	Call	11/06/20	1.19		14		1,750	(11,900)
Japanese Yen Currency	Call	11/06/20	96.00		6		8	(3,975)
10 Year U.S. Treasury Notes Futures	Put	10/23/20	$138.50		15		15	(1,406)
10 Year U.S. Treasury Notes Futures	Put	10/23/20	$139.00		42		42	(7,875)
10 Year Euro-Bund Futures	Put	10/23/20	174.00		25	EUR	25	(11,725)
20 Year U.S. Treasury Bonds Futures	Put	10/23/20	$173.00		31		31	(11,625)
20 Year U.S. Treasury Bonds Futures	Put	10/23/20	$175.00		49		49	(42,109)
Australian Dollar Currency	Put	10/09/20	71.50		3		3	(1,170)
Australian Dollar Currency	Put	11/06/20	70.00		2		2	(880)
Australian Dollar Currency	Put	11/06/20	70.50		1		1	(570)
Australian Dollar Currency	Put	11/06/20	71.00		2		2	(1,400)
Australian Dollar Currency	Put	11/06/20	71.50		2		2	(1,860)
British Pound Currency	Put	10/09/20	131.50		15		9	(24,469)
Euro Futures	Put	10/09/20	1.17		14		1,750	(5,600)
Euro Futures	Put	10/09/20	1.18		10		1,250	(7,125)
Euro Futures	Put	11/06/20	1.16		3		375	(2,137)
Euro Futures	Put	11/06/20	1.17		8		1,000	(9,500)
Japanese Yen Currency	Put	10/09/20	96.00		4		5	(5,900)
Total Exchange Traded (premiums received $479,026)								$(281,045)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option CAD vs JPY	Call	Barclays Bank PLC	02/25/21	82.50		—	CAD	1,145	$(6,150)
Currency Option USD vs BRL	Call	Morgan Stanley Capital Services LLC	10/02/20	5.58		—		1,920	(23,304)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	10/20/20	5.50		—		1,220	(40,103)
Currency Option USD vs RUB	Call	Morgan Stanley Capital Services LLC	10/22/20	71.79		—		1,230	(95,940)
Currency Option USD vs RUB	Call	Goldman Sachs Bank USA	11/02/20	77.00		—		620	(16,454)
Currency Option USD vs RUB	Call	JPMorgan Chase Bank, N.A.	11/18/20	75.00		—		1,300	(63,645)
Currency Option USD vs RUB	Call	Morgan Stanley Capital Services LLC	12/03/20	79.00		—		1,510	(40,100)
Currency Option USD vs RUB	Call	Citigroup Global Markets, Inc.	12/18/20	82.00		—		1,410	(26,102)
FNMA TBA 2.0%	Call	JPMorgan Chase Bank, N.A.	10/07/20	$103.10		—		300	(1,005)
FNMA TBA 2.0%	Call	JPMorgan Chase Bank, N.A.	10/07/20	$103.60		—		300	(256)
FNMA TBA 2.0%	Call	JPMorgan Chase Bank, N.A.	10/07/20	$103.60		—		1,000	(852)
FNMA TBA 2.0%	Call	JPMorgan Chase Bank, N.A.	10/07/20	$103.97		—		100	(17)
FNMA TBA 2.0%	Call	JPMorgan Chase Bank, N.A.	11/05/20	$103.38		—		200	(605)
FNMA TBA 2.0%	Call	JPMorgan Chase Bank, N.A.	11/05/20	$103.92		—		200	(234)
FNMA TBA 2.0%	Call	JPMorgan Chase Bank, N.A.	12/07/20	$103.94		—		200	(407)
FNMA TBA 2.0%	Call	JPMorgan Chase Bank, N.A.	12/07/20	$104.09		—		100	(163)
FNMA TBA 2.5%	Call	Goldman Sachs & Co. LLC	10/07/20	$105.32		—		200	(47)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	04/22/24	4.00%		—		800	(44)
A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%		—		200	$(1)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs & Co. LLC	06/22/35	3.00%		—	EUR	500	(409)
Currency Option EUR vs USD	Put	Goldman Sachs Bank USA	01/29/21	1.09		—	EUR	767	(1,141)
Currency Option USD vs AUD	Put	JPMorgan Chase Bank, N.A.	11/19/20	0.74		—		1,500	(6,300)
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	11/20/20	5.32		—		2,800	(31,924)
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	11/25/20	5.38		—		1,400	(22,148)
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	12/18/20	5.28		—		2,780	(40,121)
Currency Option USD vs KRW	Put	Bank of America, N.A.	10/28/20	1,150.00		—		553	(2,013)
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	10/01/20	21.65		—		1,370	(241)
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	10/06/20	21.13		—		1,370	(416)
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	11/10/20	21.90		—		2,600	(46,612)
Currency Option USD vs MXN	Put	BNP Paribas S.A.	11/23/20	21.66		—		2,600	(44,469)
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	11/30/20	21.60		—		695	(11,917)
Currency Option USD vs MXN	Put	Citigroup Global Markets, Inc.	12/10/20	20.85		—		1,430	(12,287)
Currency Option USD vs RUB	Put	Citigroup Global Markets, Inc.	11/12/20	70.90		—		2,620	(3,671)
Currency Option USD vs RUB	Put	Citigroup Global Markets, Inc.	11/20/20	73.41		—		1,360	(7,814)
FNMA TBA 1.5%	Put	JPMorgan Chase Bank, N.A.	11/05/20	$99.94		—		800	(2,932)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	10/05/20	$101.98		—		200	(3)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$101.60		—		300	(1)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$101.60		—		1,000	(3)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$101.84		—		100	(1)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$101.84		—		200	(1)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$101.98		—		200	(3)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$102.29		—		1,000	(49)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	10/07/20	$102.29		—		1,500	(74)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	11/05/20	$101.92		—		200	(192)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	11/05/20	$102.38		—		200	(353)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	12/07/20	$101.94		—		200	(608)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	12/07/20	$102.09		—		100	(345)
FNMA TBA 2.5%	Put	Goldman Sachs & Co.	10/07/20	$104.50		—		100	(42)
FNMA TBA 2.5%	Put	Goldman Sachs International	10/07/20	$104.50		—		900	(380)
GNMA II TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	11/12/20	$102.16		—		1,300	(1,185)
GNMA II TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	01/14/21	$103.37		—		200	(1,934)
GNMA II TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	01/14/21	$103.59		—		300	(1,160)
GNMA II TBA 3.0%	Put	JPMorgan Chase Bank, N.A.	12/12/20	$104.00		—		200	(296)
A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase Bank, N.A.	10/02/20	0.00%		—		1,000	$—
Interest Rate Floor Option, 1 Month LIBOR (1-Year Term)	Put	Morgan Stanley Capital Services LLC	10/07/22	0.00%		—		3,500	(535)
Interest Rate Floor Option, 1 Month LIBOR (1-Year Term)	Put	Morgan Stanley Capital Services LLC	10/08/22	0.00%		—		2,000	(306)
Total OTC Traded (premiums received $649,256)									$(557,315)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
30- Year Interest Rate Swap, 02/19/51	Call	Morgan Stanley Capital Services LLC	02/17/21	(0.15)%	6 Month EURIBOR(S)	(0.015%)(Q)	EUR	300	$(8,568)
30- Year Interest Rate Swap, 02/24/51	Call	Goldman Sachs Bank USA	02/22/21	(0.15)%	6 Month EURIBOR(S)	(0.015)%(Q)	EUR	300	(8,794)
30- Year Interest Rate Swap, 02/24/51	Call	JPMorgan Chase Bank, N.A.	02/22/21	(0.15)%	6 Month EURIBOR(S)	(0.015)%(Q)	EUR	100	(2,931)
CDX.NA.HY.34.V1, 06/20/25	Call	Morgan Stanley Capital Services LLC	10/21/20	$106.00	CDX.NA.HY.34.V1(Q)	5.00%(Q)		1,302	(1,286)
CDX.NA.IG.34.V1, 06/20/25	Call	Goldman Sachs International	10/21/20	0.57%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		300	(9)
CDX.NA.IG.34.V1, 06/20/25	Call	Bank of America, N.A.	10/21/20	0.60%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		300	(16)
CDX.NA.IG.34.V1, 06/20/25	Call	Citigroup Global Markets, Inc.	10/21/20	0.60%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		300	(16)
CDX.NA.IG.34.V1, 06/20/25	Call	Credit Suisse International	10/21/20	0.60%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		400	(22)
CDX.NA.IG.35.V1, 12/20/25	Call	Morgan Stanley Capital Services LLC	11/18/20	0.50%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		400	(385)
CDX.NA.IG.35.V1, 12/20/25	Call	Credit Suisse International	12/16/20	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		500	(306)
iTraxx.33.V1, 06/20/25	Call	Bank of America, N.A.	10/21/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	100	(6)
iTraxx.33.V1, 06/20/25	Call	BNP Paribas S.A.	10/21/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	200	(12)
iTraxx.33.V1, 06/20/25	Call	Deutsche Bank AG	10/21/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	200	(12)
iTraxx.33.V1, 06/20/25	Call	Goldman Sachs International	10/21/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	200	(12)
A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.33.V1, 06/20/25	Call	Bank of America, N.A.	10/21/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	800	$(84)
iTraxx.33.V1, 06/20/25	Call	BNP Paribas S.A.	10/21/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	200	(21)
iTraxx.33.V1, 06/20/25	Call	Deutsche Bank AG	10/21/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	500	(53)
iTraxx.33.V1, 06/20/25	Call	Deutsche Bank AG	10/21/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	600	(63)
iTraxx.33.V1, 06/20/25	Call	Goldman Sachs International	10/21/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	200	(21)
iTraxx.33.V1, 06/20/25	Call	JPMorgan Chase Bank, N.A.	10/21/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	400	(42)
iTraxx.33.V1, 06/20/25	Call	JPMorgan Chase Bank, N.A.	10/21/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	700	(74)
iTraxx.33.V1, 06/20/25	Call	BNP Paribas S.A.	10/21/20	0.53%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	200	(36)
iTraxx.33.V1, 06/20/25	Call	Credit Suisse International	10/21/20	0.53%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	200	(36)
iTraxx.33.V1, 06/20/25	Call	JPMorgan Chase Bank, N.A.	10/21/20	0.53%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	300	(55)
iTraxx.33.V1, 06/20/25	Call	Bank of America, N.A.	11/18/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	200	(42)
iTraxx.33.V1, 06/20/25	Call	Bank of America, N.A.	11/18/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	300	(62)
iTraxx.33.V1, 06/20/25	Call	BNP Paribas S.A.	11/18/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	500	(104)
iTraxx.33.V1, 06/20/25	Call	BNP Paribas S.A.	11/18/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	600	(125)
iTraxx.33.V1, 06/20/25	Call	Credit Suisse International	11/18/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	200	(42)
iTraxx.33.V1, 06/20/25	Call	Goldman Sachs International	11/18/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	400	(83)
iTraxx.33.V1, 06/20/25	Call	Goldman Sachs International	11/18/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	600	(125)
iTraxx.33.V1, 06/20/25	Call	Bank of America, N.A.	12/16/20	0.45%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	400	(98)
iTraxx.33.V1, 06/20/25	Call	Bank of America, N.A.	12/16/20	0.45%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	700	(172)
iTraxx.33.V1, 06/20/25	Call	BNP Paribas S.A.	12/16/20	0.45%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	100	(25)
iTraxx.33.V1, 06/20/25	Call	BNP Paribas S.A.	12/16/20	0.45%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	500	(123)
iTraxx.33.V1, 06/20/25	Call	Credit Suisse International	12/16/20	0.45%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	300	(74)
iTraxx.33.V1, 06/20/25	Call	Deutsche Bank AG	12/16/20	0.45%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	900	(221)
iTraxx.33.V1, 06/20/25	Call	Deutsche Bank AG	12/16/20	0.45%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	4,000	(984)
iTraxx.33.V1, 06/20/25	Call	Bank of America, N.A.	12/16/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	400	(155)
A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.33.V1, 06/20/25	Call	Bank of America, N.A.	12/16/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	800	$(311)
iTraxx.33.V1, 06/20/25	Call	BNP Paribas S.A.	12/16/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	300	(117)
3- Year Interest Rate Swap, 08/25/24	Put	Morgan Stanley Capital Services LLC	08/23/21	1.45%	1.45%(Q)	3 Month LIBOR(Q)		5,000	(162)
3- Year Interest Rate Swap, 08/31/24	Put	Credit Suisse International	08/26/21	1.40%	1.40%(Q)	3 Month LIBOR(Q)		5,800	(221)
3- Year Interest Rate Swap, 09/17/24	Put	Bank of America, N.A.	09/15/21	1.88%	1.88%(S)	3 Month LIBOR(Q)		5,800	(78)
3- Year Interest Rate Swap, 12/23/24	Put	Deutsche Bank AG	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		2,600	(84)
3- Year Interest Rate Swap, 12/23/24	Put	Morgan Stanley Capital Services LLC	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		4,300	(139)
CDX.NA.HY.35.V1, 12/20/25	Put	Goldman Sachs International	11/18/20	$98.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)		100	(699)
CDX.NA.HY.35.V1, 12/20/25	Put	Goldman Sachs International	11/18/20	$98.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)		200	(1,398)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	03/17/21	2.50%	1.00%(Q)	CDX.NA.IG.33.V1(Q)		1,000	(1,185)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	10/21/20	0.90%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		1,300	(2,951)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	10/21/20	0.90%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		1,000	(2,270)
CDX.NA.IG.34.V1, 06/20/25	Put	Goldman Sachs International	10/21/20	0.90%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		300	(681)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	10/21/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		600	(714)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	10/21/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		1,000	(1,190)
CDX.NA.IG.34.V1, 06/20/25	Put	Credit Suisse International	10/21/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		400	(476)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	11/18/20	0.95%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		300	(1,019)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	11/18/20	0.95%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		900	(3,057)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	11/18/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		400	(1,137)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	11/18/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		1,000	(2,842)
CDX.NA.IG.34.V1, 06/20/25	Put	Goldman Sachs International	11/18/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		400	(1,137)
CDX.NA.IG.34.V1, 06/20/25	Put	Deutsche Bank AG	11/18/20	1.05%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		200	(478)
CDX.NA.IG.34.V1, 06/20/25	Put	Deutsche Bank AG	11/18/20	1.05%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		400	(957)
A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	11/18/20	1.15%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		200	$(344)
CDX.NA.IG.34.V1, 06/20/25	Put	Morgan Stanley Capital Services LLC	12/16/20	0.95%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		100	(475)
CDX.NA.IG.34.V1, 06/20/25	Put	Morgan Stanley Capital Services LLC	12/16/20	0.95%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		400	(1,902)
CDX.NA.IG.34.V1, 06/20/25	Put	Barclays Bank PLC	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		300	(1,252)
CDX.NA.IG.34.V1, 06/20/25	Put	Barclays Bank PLC	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		1,100	(4,592)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		300	(1,252)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		1,000	(4,174)
CDX.NA.IG.34.V1, 06/20/25	Put	Deutsche Bank AG	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		400	(1,670)
CDX.NA.IG.34.V1, 06/20/25	Put	Deutsche Bank AG	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		600	(2,505)
CDX.NA.IG.34.V1, 06/20/25	Put	Goldman Sachs International	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		800	(3,340)
CDX.NA.IG.34.V1, 06/20/25	Put	Goldman Sachs International	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		2,200	(9,184)
CDX.NA.IG.34.V1, 06/20/25	Put	JPMorgan Chase Bank, N.A.	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		200	(835)
CDX.NA.IG.34.V1, 06/20/25	Put	JPMorgan Chase Bank, N.A.	12/16/20	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		600	(2,505)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	12/16/20	1.20%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		200	(517)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	01/20/21	1.00%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		600	(3,571)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	12/16/20	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		400	(1,062)
CDX.NA.IG.35.V1, 12/20/25	Put	Credit Suisse International	12/16/20	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		500	(1,031)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	12/16/20	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		300	(619)
CDX.NA.IG.35.V1, 12/20/25	Put	Morgan Stanley Capital Services LLC	12/16/20	0.95%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		400	(737)
CDX.NA.IG.35.V1, 12/20/25	Put	Credit Suisse International	12/16/20	1.10%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		400	(548)
CDX.NA.IG.35.V1, 12/20/25	Put	Barclays Bank PLC	01/20/21	1.10%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		300	(592)
iTraxx.32.V1, 12/20/24	Put	Goldman Sachs International	03/17/21	2.50%	1.00%(Q)	iTraxx.32.V1(Q)	EUR	800	(350)
iTraxx.33.V1, 06/20/25	Put	BNP Paribas S.A.	10/21/20	0.75%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	400	(339)
A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.33.V1, 06/20/25	Put	BNP Paribas S.A.	10/21/20	0.75%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	300	$(254)
iTraxx.33.V1, 06/20/25	Put	Bank of America, N.A.	10/21/20	0.80%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	100	(57)
iTraxx.33.V1, 06/20/25	Put	BNP Paribas S.A.	10/21/20	0.80%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	200	(114)
iTraxx.33.V1, 06/20/25	Put	Deutsche Bank AG	10/21/20	0.80%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	200	(114)
iTraxx.33.V1, 06/20/25	Put	Goldman Sachs International	10/21/20	0.80%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	200	(114)
iTraxx.33.V1, 06/20/25	Put	Bank of America, N.A.	10/21/20	0.85%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	400	(158)
iTraxx.33.V1, 06/20/25	Put	BNP Paribas S.A.	10/21/20	0.85%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	200	(79)
iTraxx.33.V1, 06/20/25	Put	Goldman Sachs International	10/21/20	0.85%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	200	(79)
iTraxx.33.V1, 06/20/25	Put	Bank of America, N.A.	10/21/20	0.93%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	400	(96)
iTraxx.33.V1, 06/20/25	Put	BNP Paribas S.A.	10/21/20	1.00%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	200	(32)
iTraxx.33.V1, 06/20/25	Put	Credit Suisse International	10/21/20	1.00%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	200	(32)
iTraxx.33.V1, 06/20/25	Put	JPMorgan Chase Bank, N.A.	10/21/20	1.00%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	300	(47)
iTraxx.33.V1, 06/20/25	Put	Deutsche Bank AG	10/21/20	1.20%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	500	(25)
iTraxx.33.V1, 06/20/25	Put	Deutsche Bank AG	10/21/20	1.20%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	600	(31)
iTraxx.33.V1, 06/20/25	Put	JPMorgan Chase Bank, N.A.	10/21/20	1.20%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	400	(20)
iTraxx.33.V1, 06/20/25	Put	JPMorgan Chase Bank, N.A.	10/21/20	1.20%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	700	(36)
iTraxx.33.V1, 06/20/25	Put	Bank of America, N.A.	11/18/20	0.90%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	200	(224)
iTraxx.33.V1, 06/20/25	Put	Bank of America, N.A.	11/18/20	0.90%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	300	(336)
iTraxx.33.V1, 06/20/25	Put	BNP Paribas S.A.	11/18/20	0.90%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	500	(560)
iTraxx.33.V1, 06/20/25	Put	BNP Paribas S.A.	11/18/20	0.90%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	600	(672)
iTraxx.33.V1, 06/20/25	Put	Credit Suisse International	11/18/20	0.90%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	200	(224)
iTraxx.33.V1, 06/20/25	Put	Goldman Sachs International	11/18/20	0.90%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	400	(448)
iTraxx.33.V1, 06/20/25	Put	Goldman Sachs International	11/18/20	0.90%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	600	(672)
iTraxx.33.V1, 06/20/25	Put	Bank of America, N.A.	12/16/20	0.80%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	400	(1,084)
iTraxx.33.V1, 06/20/25	Put	Bank of America, N.A.	12/16/20	0.80%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	700	(1,898)
A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.33.V1, 06/20/25	Put	BNP Paribas S.A.	12/16/20	0.80%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	100	$(271)
iTraxx.33.V1, 06/20/25	Put	BNP Paribas S.A.	12/16/20	0.80%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	500	(1,356)
iTraxx.33.V1, 06/20/25	Put	Credit Suisse International	12/16/20	0.80%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	300	(813)
iTraxx.33.V1, 06/20/25	Put	Deutsche Bank AG	12/16/20	0.80%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	900	(2,440)
iTraxx.33.V1, 06/20/25	Put	Deutsche Bank AG	12/16/20	0.80%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	4,000	(10,845)
iTraxx.33.V1, 06/20/25	Put	Bank of America, N.A.	12/16/20	0.85%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	400	(924)
iTraxx.33.V1, 06/20/25	Put	Bank of America, N.A.	12/16/20	0.85%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	800	(1,849)
iTraxx.33.V1, 06/20/25	Put	BNP Paribas S.A.	12/16/20	0.85%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	300	(693)
iTraxx.34.V1, 12/20/25	Put	BNP Paribas S.A.	12/16/20	0.85%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	200	(426)
iTraxx.34.V1, 12/20/25	Put	Goldman Sachs International	12/16/20	0.85%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	300	(639)
iTraxx.34.V1, 12/20/25	Put	Deutsche Bank AG	12/16/20	0.90%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	600	(1,099)
iTraxx.34.V1, 12/20/25	Put	Bank of America, N.A.	12/16/20	0.95%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	200	(317)
Total OTC Swaptions (premiums received $269,779)									$(121,072)
Total Options Written (premiums received $1,398,061)									$(959,432)
Financial Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
642	2 Year U.S. Treasury Notes	Dec. 2020	$141,856,922	$40,120
50	3 Year Australian Treasury Bonds	Dec. 2020	4,201,034	11,209
53	5 Year Euro-Bobl	Dec. 2020	8,399,444	11,289
926	5 Year U.S. Treasury Notes	Dec. 2020	116,704,938	148,009
116	10 Year Australian Treasury Bonds	Dec. 2020	12,412,302	122,857
53	10 Year Canadian Government Bonds	Dec. 2020	6,042,529	(6,205)
78	10 Year Euro-Bund	Dec. 2020	15,960,046	99,468
43	10 Year Japanese Bonds	Dec. 2020	62,018,015	121,139
36	10 Year U.K. Gilt	Dec. 2020	6,322,663	(5,583)
575	10 Year U.S. Treasury Notes	Dec. 2020	80,230,469	178,454
36	10 Year U.S. Ultra Treasury Notes	Dec. 2020	5,757,188	4,242
606	20 Year U.S. Treasury Bonds	Dec. 2020	106,826,438	(290,660)
2	30 Year Euro Buxl	Dec. 2020	522,162	20,094
36	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	7,985,250	(30,878)
55	Amsterdam Index	Oct. 2020	7,062,112	(84,334)
71	Australian Dollar Currency	Dec. 2020	5,085,730	(53,138)
55	CAC40 10 Euro	Oct. 2020	3,095,913	(122,283)
17	Canadian Dollar Currency	Dec. 2020	1,277,210	(10,753)
2	DAX Index	Dec. 2020	749,137	(21,812)
6	Euro STOXX 50 Index	Dec. 2020	224,688	(36,153)
70	Euro-BTP Italian Government Bond	Dec. 2020	12,112,112	230,178
A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Financial Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
95	Euro-OAT	Dec. 2020	$18,773,563	$267,539
15	FTSE 100 Index	Dec. 2020	1,130,637	(36,573)
3	Hang Seng China Enterprises Index	Oct. 2020	453,481	2,776
48	IBEX 35 Index	Oct. 2020	3,787,708	(107,262)
38	Japanese Yen Currency	Dec. 2020	4,506,563	(26,027)
1,316	Mini MSCI EAFE Index	Dec. 2020	121,940,560	(2,208,364)
347	Mini MSCI Emerging Markets Index	Dec. 2020	18,885,475	52,120
111	NASDAQ 100 E-Mini Index	Dec. 2020	25,324,095	542,048
201	OMXS30 Index	Oct. 2020	4,109,953	32,827
810	S&P 500 E-Mini Index	Dec. 2020	135,756,000	857,785
15	S&P/TSX 60 Index	Dec. 2020	2,166,272	(8,332)
125	TOPIX Index	Dec. 2020	19,265,870	344,622
				38,419
Short Positions:
24	90 Day Euro Dollar	Dec. 2020	5,985,300	(575)
46	90 Day Euro Dollar	Mar. 2021	11,477,575	(5,714)
256	90 Day Euro Dollar	Jun. 2021	63,878,400	(768,288)
21	2 Year U.S. Treasury Notes	Dec. 2020	4,640,180	(1,120)
13	3 Year Australian Treasury Bonds	Dec. 2020	1,092,269	(2,961)
90	5 Year U.S. Treasury Notes	Dec. 2020	11,342,813	(14,815)
7	10 Year Australian Treasury Bonds	Dec. 2020	749,018	(6,782)
505	10 Year Euro-Bund	Dec. 2020	103,331,067	(774,959)
207	10 Year U.K. Gilt	Dec. 2020	36,355,314	(46,546)
674	10 Year U.S. Treasury Notes	Dec. 2020	94,044,063	(141,047)
31	10 Year U.S. Ultra Treasury Notes	Dec. 2020	4,957,578	(5,368)
64	20 Year U.S. Treasury Bonds	Dec. 2020	11,282,000	49,359
23	30 Year Euro Buxl	Dec. 2020	6,004,867	(107,001)
18	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	3,992,625	32,039
116	ASX SPI 200 Index	Dec. 2020	12,051,479	162,114
20	DAX Index	Dec. 2020	7,491,369	199,843
25	Euro Currency	Dec. 2020	3,667,344	9,263
596	Euro Schatz Index	Dec. 2020	78,466,029	(34,555)
424	Euro STOXX 50 Index	Dec. 2020	15,877,974	370,568
50	Euro-BTP Italian Government Bond	Dec. 2020	8,651,509	(96,478)
1	Euro-OAT	Dec. 2020	197,616	(810)
1	FTSE 100 Index	Dec. 2020	75,376	2,851
67	FTSE/MIB Index	Dec. 2020	7,448,897	230,144
20	Mini MSCI Emerging Markets Index	Dec. 2020	1,088,500	9,338
5	Russian Ruble Currency	Dec. 2020	159,438	2,488
120	S&P 500 E-Mini Index	Dec. 2020	20,112,000	(115,824)
14	Yen Denominated Nikkei 225 Index	Dec. 2020	1,544,162	(15,278)
				(1,070,114)
				$(1,031,695)

Commodity Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
56	Brent Crude	Jan. 2020	$2,394,000	$86,030
7	Brent Crude	Mar. 2020	304,220	8,881
14	Brent Crude	Dec. 2020	592,200	27,130
9	British Pound Currency	Dec. 2020	725,850	(4,228)
A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Commodity Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
28	Coffee ’C’	Dec. 2020	$1,164,975	$(40,595)
7	Coffee ’C’	Jul. 2021	303,188	(41,719)
44	Copper	Dec. 2020	3,335,750	278,167
14	Copper	Jul. 2021	1,066,275	(4,791)
175	Corn	Dec. 2020	3,316,250	436,980
25	Cotton No. 2	Dec. 2020	822,375	65,007
22	Gasoline RBOB	Nov. 2020	1,091,798	18,127
145	Gold 100 OZ	Dec.2020	27,484,750	(155,479)
38	Hard Red Winter Wheat	Dec. 2020	968,525	146,844
25	Lean Hogs	Dec. 2020	631,000	(364)
4	Lean Hogs	Apr. 2021	115,240	9,525
3	Lean Hogs	Jun. 2021	97,350	1,509
25	Live Cattle	Dec. 2020	1,123,500	23,946
5	Live Cattle	Apr. 2021	235,550	6,667
5	Live Cattle	Jun. 2021	222,350	2,277
12	LME Copper	Dec. 2020	2,002,425	67,943
22	LME Nickel	Nov. 2020	1,914,165	25,437
3	LME Nickel	Dec. 2020	261,270	36,739
3	LME Nickel	Mar. 2021	262,067	3,277
5	LME Nickel	Jun. 2021	438,263	(15,256)
56	LME PRI Aluminum	Nov. 2020	2,453,150	(40,618)
10	LME PRI Aluminum	Dec.2020	441,063	38,570
7	LME PRI Aluminum	Mar. 2021	311,544	(3,827)
14	LME PRI Aluminum	Jun. 2021	630,088	(10,033)
36	LME Zinc	Nov. 2020	2,157,300	(5,242)
6	LME Zinc	Dec.2020	360,338	47,397
5	LME Zinc	Mar. 2021	302,156	(1,910)
8	LME Zinc	Jun. 2021	486,000	(8,174)
26	Low Sulphur Gas Oil	Nov.2020	867,750	(125,449)
93	Mexican Peso	Dec. 2020	2,085,525	10,691
222	Natural Gas	Nov. 2020	5,609,940	(302,748)
66	No. 2 Soft Red Winter Wheat	Dec. 2020	1,907,400	235,849
21	NY Harbor ULSD	Nov.2020	1,016,240	(76,380)
29	Silver	Dec. 2020	3,406,630	(569,713)
68	Soybean	Nov. 2020	3,479,900	488,082
53	Soybean Meal	Dec. 2020	1,816,840	234,759
7	Soybean Meal	May 2021	234,220	4,113
57	Soybean Oil	Dec. 2020	1,133,046	138,381
19	Soybean Oil	Jul. 2021	381,672	(4,130)
92	Sugar #11 (World)	Mar. 2020	1,392,070	93,444
29	Sugar #11 (World)	Jul. 2020	418,992	18,278
9	WTI Crude	Mar. 2020	373,230	17,272
76	WTI Crude	Nov.2020	3,056,720	(107,170)
9	WTI Crude	Dec. 2020	364,230	(14,483)
21	WTI Crude	Dec. 2020	905,520	(1,758)
				1,037,255
Short Positions:
1	LME Copper	Dec. 2020	166,869	(215)
5	LME Nickel	Nov. 2020	435,038	13,561
3	LME Nickel	Dec. 2020	261,270	(13,372)
3	LME Nickel	Mar. 2021	262,067	7,093
1	LME Nickel	Jun. 2021	87,653	(1,484)
13	LME PRI Aluminum	Nov. 2020	569,481	4,896
8	LME PRI Aluminum	Dec. 2020	352,850	879
7	LME PRI Aluminum	Mar. 2021	311,544	4,583
2	LME PRI Aluminum	Jun. 2021	90,013	(906)
A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Commodity Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
8	LME Zinc	Nov. 2020	$479,400	$(39)
5	LME Zinc	Dec.2020	300,281	271
5	LME Zinc	Mar. 2021	302,156	5,164
				20,431
				$1,057,686
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/02/20	BNP Paribas S.A.	AUD	502	$369,187	$359,558	$—	$(9,629)
Expiring 10/02/20	Morgan Stanley & Co. International PLC	AUD	399	291,052	285,785	—	(5,267)
Expiring 10/02/20	UBS AG	AUD	2,516	1,772,720	1,802,447	29,727	—
Expiring 10/16/20	Citibank, N.A.	AUD	28	19,987	19,877	—	(110)
Expiring 10/16/20	Goldman Sachs International	AUD	1,201	872,492	860,247	—	(12,245)
Expiring 12/16/20	Barclays Bank PLC	AUD	70,279	51,348,871	50,347,840	—	(1,001,031)
Expiring 12/16/20	Barclays Bank PLC	AUD	1,688	1,187,466	1,208,950	21,484	—
Expiring 12/16/20	Barclays Bank PLC	AUD	1,283	913,568	919,388	5,820	—
Expiring 12/16/20	Citibank, N.A.	AUD	4,352	3,143,309	3,117,778	—	(25,531)
Expiring 12/16/20	Citibank, N.A.	AUD	2,524	1,808,285	1,808,287	2	—
Expiring 12/16/20	Citibank, N.A.	AUD	2,524	1,836,031	1,808,286	—	(27,745)
Expiring 12/16/20	Citibank, N.A.	AUD	2,524	1,811,335	1,808,286	—	(3,049)
Expiring 12/16/20	Citibank, N.A.	AUD	2,524	1,817,035	1,808,287	—	(8,748)
Expiring 12/16/20	Citibank, N.A.	AUD	2,524	1,828,597	1,808,287	—	(20,310)
Expiring 12/16/20	Citibank, N.A.	AUD	2,524	1,859,086	1,808,287	—	(50,799)
Expiring 12/16/20	Citibank, N.A.	AUD	2,524	1,864,000	1,808,286	—	(55,714)
Expiring 12/16/20	Citibank, N.A.	AUD	2,524	1,860,430	1,808,287	—	(52,143)
Expiring 12/16/20	Citibank, N.A.	AUD	280	203,908	200,592	—	(3,316)
Expiring 12/16/20	Citibank, N.A.	AUD	16	11,554	11,463	—	(91)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	4,108	2,894,192	2,942,971	48,779	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,592	1,129,900	1,140,245	10,345	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,240	898,163	888,362	—	(9,801)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	680	497,445	487,222	—	(10,223)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	652	467,856	467,415	—	(441)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	645	461,979	461,778	—	(201)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	592	434,666	424,237	—	(10,429)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	403	293,292	288,888	—	(4,404)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	323	233,505	231,409	—	(2,096)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	85	62,237	61,187	—	(1,050)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	51	35,911	36,421	510	—
Expiring 12/16/20	UBS AG	AUD	4,500	3,115,881	3,080,526	—	(35,355)
Brazilian Real,
Expiring 10/16/20	Citibank, N.A.	BRL	1,946	375,909	346,360	—	(29,549)
Expiring 10/16/20	Goldman Sachs International	BRL	19,931	3,709,179	3,547,340	—	(161,839)
Expiring 10/16/20	Goldman Sachs International	BRL	1,330	250,943	236,720	—	(14,223)
Expiring 11/24/20	Goldman Sachs International	BRL	424	75,000	75,357	357	—
Expiring 12/17/20	Goldman Sachs International	BRL	18,292	3,453,954	3,250,109	—	(203,845)
Expiring 12/17/20	Goldman Sachs International	BRL	899	159,479	159,775	296	—
Expiring 12/22/20	Morgan Stanley & Co. International PLC	BRL	739	131,057	131,243	186	—
British Pound,
Expiring 10/02/20	BNP Paribas S.A.	GBP	1,222	1,575,695	1,576,822	1,127	—
Expiring 10/02/20	Citibank, N.A.	GBP	174	233,809	224,523	—	(9,286)
A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/02/20	HSBC Bank USA, N.A.	GBP	10,913	$14,038,809	$14,081,198	$42,389	$—
Expiring 10/02/20	HSBC Bank USA, N.A.	GBP	2,414	3,105,555	3,114,932	9,377	—
Expiring 10/02/20	HSBC Bank USA, N.A.	GBP	260	344,648	335,494	—	(9,154)
Expiring 10/16/20	Citibank, N.A.	GBP	205	268,334	264,543	—	(3,791)
Expiring 10/16/20	Citibank, N.A.	GBP	110	144,269	141,950	—	(2,319)
Expiring 10/16/20	Goldman Sachs International	GBP	272	350,759	351,003	244	—
Expiring 12/16/20	Barclays Bank PLC	GBP	2,567	3,306,335	3,313,688	7,353	—
Expiring 12/16/20	Barclays Bank PLC	GBP	2,443	3,187,247	3,153,909	—	(33,338)
Expiring 12/16/20	Barclays Bank PLC	GBP	2,248	2,922,089	2,902,576	—	(19,513)
Expiring 12/16/20	Barclays Bank PLC	GBP	489	622,393	631,401	9,008	—
Expiring 12/16/20	Barclays Bank PLC	GBP	37	46,801	47,547	746	—
Expiring 12/16/20	Barclays Bank PLC	GBP	16	21,212	21,140	—	(72)
Expiring 12/16/20	Citibank, N.A.	GBP	2,528	3,360,049	3,263,992	—	(96,057)
Expiring 12/16/20	Citibank, N.A.	GBP	2,528	3,337,739	3,263,993	—	(73,746)
Expiring 12/16/20	Citibank, N.A.	GBP	2,528	3,396,249	3,263,993	—	(132,256)
Expiring 12/16/20	Citibank, N.A.	GBP	1,744	2,343,933	2,251,519	—	(92,414)
Expiring 12/16/20	Citibank, N.A.	GBP	1,320	1,735,888	1,704,552	—	(31,336)
Expiring 12/16/20	Citibank, N.A.	GBP	664	873,748	856,799	—	(16,949)
Expiring 12/16/20	Citibank, N.A.	GBP	660	866,290	852,054	—	(14,236)
Expiring 12/16/20	Citibank, N.A.	GBP	660	866,666	852,052	—	(14,614)
Expiring 12/16/20	Citibank, N.A.	GBP	660	866,751	852,053	—	(14,698)
Expiring 12/16/20	Citibank, N.A.	GBP	660	866,685	852,275	—	(14,410)
Expiring 12/16/20	Citibank, N.A.	GBP	660	864,560	852,276	—	(12,284)
Expiring 12/16/20	Citibank, N.A.	GBP	660	867,847	852,276	—	(15,571)
Expiring 12/16/20	Citibank, N.A.	GBP	632	831,513	815,999	—	(15,514)
Expiring 12/16/20	Citibank, N.A.	GBP	616	810,935	795,597	—	(15,338)
Expiring 12/16/20	Citibank, N.A.	GBP	616	810,533	795,598	—	(14,935)
Expiring 12/16/20	Citibank, N.A.	GBP	614	811,765	792,393	—	(19,372)
Expiring 12/16/20	Citibank, N.A.	GBP	594	784,675	767,048	—	(17,627)
Expiring 12/16/20	Citibank, N.A.	GBP	548	718,973	707,833	—	(11,140)
Expiring 12/16/20	Citibank, N.A.	GBP	548	716,919	707,166	—	(9,753)
Expiring 12/16/20	Citibank, N.A.	GBP	516	686,432	665,854	—	(20,578)
Expiring 12/16/20	Citibank, N.A.	GBP	506	673,488	652,799	—	(20,689)
Expiring 12/16/20	Citibank, N.A.	GBP	506	673,144	652,799	—	(20,345)
Expiring 12/16/20	Citibank, N.A.	GBP	501	664,970	646,269	—	(18,701)
Expiring 12/16/20	Citibank, N.A.	GBP	501	666,333	646,271	—	(20,062)
Expiring 12/16/20	Citibank, N.A.	GBP	18	23,583	23,238	—	(345)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	5,240	6,712,864	6,764,884	52,020	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	2,339	3,030,997	3,019,445	—	(11,552)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,553	2,003,199	2,004,526	1,327	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,382	1,763,648	1,784,711	21,063	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,210	1,551,816	1,561,944	10,128	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	763	990,609	984,425	—	(6,184)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	179	229,828	230,952	1,124	—
Expiring 12/16/20	UBS AG	GBP	750	978,839	968,256	—	(10,583)
Expiring 12/17/20	Barclays Bank PLC	GBP	93	120,132	120,607	475	—
Expiring 12/17/20	BNP Paribas S.A.	GBP	190	244,398	245,370	972	—
Expiring 12/17/20	Goldman Sachs International	GBP	42	53,740	53,634	—	(106)
Expiring 12/17/20	UBS AG	GBP	221	284,505	285,619	1,114	—
Canadian Dollar,
Expiring 10/16/20	BNP Paribas S.A.	CAD	1,080	789,064	811,123	22,059	—
Expiring 10/16/20	BNP Paribas S.A.	CAD	400	292,246	300,416	8,170	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	CAD	885	652,383	664,890	12,507	—
Expiring 12/16/20	Barclays Bank PLC	CAD	1,569	1,172,589	1,178,784	6,195	—
Expiring 12/16/20	Barclays Bank PLC	CAD	438	332,519	329,232	—	(3,287)
A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 12/16/20	Citibank, N.A.	CAD	146	$110,874	$109,685	$—	$(1,189)
Expiring 12/16/20	Citibank, N.A.	CAD	126	95,539	94,659	—	(880)
Expiring 12/16/20	Citibank, N.A.	CAD	79	60,816	59,538	—	(1,278)
Expiring 12/16/20	Citibank, N.A.	CAD	79	60,699	59,538	—	(1,161)
Expiring 12/16/20	Citibank, N.A.	CAD	79	59,924	59,538	—	(386)
Expiring 12/16/20	Citibank, N.A.	CAD	79	60,056	59,538	—	(518)
Expiring 12/16/20	Citibank, N.A.	CAD	79	60,137	59,538	—	(599)
Expiring 12/16/20	Citibank, N.A.	CAD	79	60,372	59,538	—	(834)
Expiring 12/16/20	Citibank, N.A.	CAD	79	60,515	59,538	—	(977)
Expiring 12/16/20	Citibank, N.A.	CAD	79	60,982	59,538	—	(1,444)
Expiring 12/16/20	Citibank, N.A.	CAD	70	52,310	52,589	279	—
Expiring 12/16/20	Citibank, N.A.	CAD	1	747	751	4	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	2,063	1,562,933	1,549,665	—	(13,268)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,610	1,213,070	1,209,393	—	(3,677)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,308	982,334	982,912	578	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,308	982,085	982,620	535	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,026	766,283	770,787	4,504	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	474	354,813	356,260	1,447	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	112	84,864	83,868	—	(996)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	82	62,233	61,602	—	(631)
Expiring 12/16/20	UBS AG	CAD	17,400	11,572,015	11,419,276	—	(152,739)
Chinese Renminbi,
Expiring 10/16/20	BNP Paribas S.A.	CNH	27,992	3,968,808	4,121,517	152,709	—
Expiring 10/16/20	BNP Paribas S.A.	CNH	45	6,590	6,626	36	—
Expiring 10/16/20	Goldman Sachs International	CNH	15,482	2,258,827	2,279,556	20,729	—
Expiring 10/16/20	Goldman Sachs International	CNH	5	729	736	7	—
Expiring 12/16/20	BNP Paribas S.A.	CNH	2,639	384,467	386,960	2,493	—
Expiring 12/16/20	Goldman Sachs International	CNH	3,981	585,154	583,693	—	(1,461)
Expiring 12/16/20	HSBC Bank USA, N.A.	CNH	2,023	297,109	296,612	—	(497)
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	30,391	4,281,431	4,389,187	107,756	—
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	1,736	244,290	250,719	6,429	—
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	1,324	187,437	191,283	3,846	—
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	501	72,136	72,397	261	—
Danish Krone,
Expiring 10/01/20	Bank of America, N.A.	DKK	15,351	2,399,564	2,417,497	17,933	—
Expiring 10/01/20	Bank of America, N.A.	DKK	11,933	1,868,344	1,879,248	10,904	—
Expiring 10/01/20	Citibank, N.A.	DKK	11,474	1,801,956	1,806,958	5,002	—
Expiring 10/01/20	Citibank, N.A.	DKK	8,799	1,381,919	1,385,755	3,836	—
Expiring 10/01/20	Citibank, N.A.	DKK	8,208	1,285,105	1,292,589	7,484	—
Expiring 10/01/20	Citibank, N.A.	DKK	7,414	1,160,820	1,167,580	6,760	—
Euro,
Expiring 10/02/20	BNP Paribas S.A.	EUR	195	233,570	228,638	—	(4,932)
Expiring 10/02/20	BNP Paribas S.A.	EUR	149	176,114	174,703	—	(1,411)
Expiring 10/02/20	BNP Paribas S.A.	EUR	141	167,383	165,323	—	(2,060)
Expiring 10/02/20	BNP Paribas S.A.	EUR	89	104,976	104,353	—	(623)
Expiring 10/02/20	Citibank, N.A.	EUR	515	605,470	603,837	—	(1,633)
Expiring 10/02/20	Citibank, N.A.	EUR	115	135,202	134,837	—	(365)
Expiring 10/02/20	HSBC Bank USA, N.A.	EUR	762	908,728	893,444	—	(15,284)
Expiring 10/16/20	BNP Paribas S.A.	EUR	1,185	1,390,442	1,389,812	—	(630)
Expiring 10/16/20	BNP Paribas S.A.	EUR	635	746,846	744,752	—	(2,094)
Expiring 10/16/20	Citibank, N.A.	EUR	866	1,010,355	1,015,452	5,097	—
Expiring 10/16/20	Citibank, N.A.	EUR	190	224,863	222,839	—	(2,024)
Expiring 10/16/20	Citibank, N.A.	EUR	185	209,642	216,975	7,333	—
Expiring 10/16/20	Citibank, N.A.	EUR	127	145,263	148,950	3,687	—
Expiring 12/02/20	JPMorgan Chase Bank, N.A.	EUR	610	716,445	716,143	—	(302)
A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 12/16/20	Barclays Bank PLC	EUR	60,504	$72,139,925	$71,064,136	$—	$(1,075,789)
Expiring 12/16/20	Barclays Bank PLC	EUR	666	788,046	782,666	—	(5,380)
Expiring 12/16/20	Barclays Bank PLC	EUR	525	610,979	616,700	5,721	—
Expiring 12/16/20	Citibank, N.A.	EUR	1,689	2,025,469	1,983,787	—	(41,682)
Expiring 12/16/20	Citibank, N.A.	EUR	603	709,389	708,244	—	(1,145)
Expiring 12/16/20	Citibank, N.A.	EUR	326	390,489	382,898	—	(7,591)
Expiring 12/16/20	Citibank, N.A.	EUR	114	135,714	133,457	—	(2,257)
Expiring 12/16/20	Citibank, N.A.	EUR	114	134,435	133,456	—	(979)
Expiring 12/16/20	Citibank, N.A.	EUR	114	136,501	133,456	—	(3,045)
Expiring 12/16/20	Citibank, N.A.	EUR	57	67,475	67,041	—	(434)
Expiring 12/16/20	Citibank, N.A.	EUR	19	22,531	22,346	—	(185)
Expiring 12/16/20	Citibank, N.A.	EUR	19	22,529	22,348	—	(181)
Expiring 12/16/20	Citibank, N.A.	EUR	19	22,524	22,347	—	(177)
Expiring 12/16/20	Citibank, N.A.	EUR	19	22,572	22,347	—	(225)
Expiring 12/16/20	Citibank, N.A.	EUR	19	22,551	22,347	—	(204)
Expiring 12/16/20	Citibank, N.A.	EUR	19	22,561	22,348	—	(213)
Expiring 12/16/20	Citibank, N.A.	EUR	19	22,574	22,347	—	(227)
Expiring 12/16/20	Citibank, N.A.	EUR	19	22,118	21,939	—	(179)
Expiring 12/16/20	Citibank, N.A.	EUR	19	22,987	22,688	—	(299)
Expiring 12/16/20	Citibank, N.A.	EUR	19	22,856	22,597	—	(259)
Expiring 12/16/20	Citibank, N.A.	EUR	19	22,179	21,932	—	(247)
Expiring 12/16/20	Citibank, N.A.	EUR	19	22,432	22,154	—	(278)
Expiring 12/16/20	Citibank, N.A.	EUR	19	22,192	21,932	—	(260)
Expiring 12/16/20	Citibank, N.A.	EUR	19	22,427	22,154	—	(273)
Expiring 12/16/20	Citibank, N.A.	EUR	18	21,948	21,721	—	(227)
Expiring 12/16/20	Citibank, N.A.	EUR	18	21,903	21,721	—	(182)
Expiring 12/16/20	Citibank, N.A.	EUR	18	21,530	21,354	—	(176)
Expiring 12/16/20	Citibank, N.A.	EUR	17	20,751	20,545	—	(206)
Expiring 12/16/20	Citibank, N.A.	EUR	17	19,627	19,434	—	(193)
Expiring 12/16/20	Citibank, N.A.	EUR	17	19,644	19,434	—	(210)
Expiring 12/16/20	Citibank, N.A.	EUR	17	19,633	19,435	—	(198)
Expiring 12/16/20	Citibank, N.A.	EUR	17	19,618	19,434	—	(184)
Expiring 12/16/20	Citibank, N.A.	EUR	17	20,186	20,019	—	(167)
Expiring 12/16/20	Citibank, N.A.	EUR	16	18,668	18,517	—	(151)
Expiring 12/16/20	Citibank, N.A.	EUR	16	19,432	19,285	—	(147)
Expiring 12/16/20	Citibank, N.A.	EUR	15	18,048	17,897	—	(151)
Expiring 12/16/20	Citibank, N.A.	EUR	15	17,985	17,898	—	(87)
Expiring 12/16/20	Citibank, N.A.	EUR	14	16,831	16,659	—	(172)
Expiring 12/16/20	Citibank, N.A.	EUR	13	15,170	15,064	—	(106)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	929	1,086,898	1,091,186	4,288	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	446	523,459	523,966	507	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	438	514,703	514,065	—	(638)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	233	273,237	273,734	497	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	162	191,700	190,091	—	(1,609)
Expiring 12/17/20	BNP Paribas S.A.	EUR	68	79,775	79,689	—	(86)
Expiring 06/28/21	Morgan Stanley & Co. International PLC	EUR	15	19,178	17,694	—	(1,484)
Hong Kong Dollar,
Expiring 12/17/20	BNP Paribas S.A.	HKD	455	58,661	58,686	25	—
Expiring 12/17/20	BNP Paribas S.A.	HKD	274	35,398	35,395	—	(3)
Expiring 12/17/20	Goldman Sachs International	HKD	259	33,453	33,465	12	—
Indian Rupee,
Expiring 10/15/20	Barclays Capital	INR	1,950	25,771	26,467	696	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	INR	88,715	1,188,963	1,204,255	15,292	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	INR	75,920	1,034,051	1,030,577	—	(3,474)
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	INR	55,171	722,701	748,919	26,218	—
A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	INR	23,768	$315,240	$322,632	$7,392	$—
Indonesian Rupiah,
Expiring 10/16/20	Goldman Sachs International	IDR	1,950,115	132,032	131,104	—	(928)
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	IDR	19,219,275	1,295,623	1,292,095	—	(3,528)
Expiring 12/16/20	Standard Chartered	IDR	277,433	18,737	18,500	—	(237)
Israeli Shekel,
Expiring 02/11/21	JPMorgan Chase Bank, N.A.	ILS	173	50,533	50,626	93	—
Expiring 02/11/21	Standard Chartered	ILS	1,047	304,881	306,385	1,504	—
Expiring 02/11/21	Standard Chartered	ILS	362	105,413	105,933	520	—
Japanese Yen,
Expiring 10/02/20	BNP Paribas S.A.	JPY	42,017	396,318	398,403	2,085	—
Expiring 10/02/20	BNP Paribas S.A.	JPY	21,700	207,825	205,760	—	(2,065)
Expiring 10/02/20	Goldman Sachs International	JPY	30,800	289,387	292,046	2,659	—
Expiring 10/16/20	Goldman Sachs International	JPY	266,278	2,479,292	2,525,243	45,951	—
Expiring 12/16/20	Barclays Bank PLC	JPY	4,096,145	38,621,494	38,881,009	259,515	—
Expiring 12/16/20	Barclays Bank PLC	JPY	344,373	3,257,086	3,268,823	11,737	—
Expiring 12/16/20	Citibank, N.A.	JPY	135,537	1,270,870	1,286,526	15,656	—
Expiring 12/16/20	Citibank, N.A.	JPY	135,537	1,275,036	1,286,525	11,489	—
Expiring 12/16/20	Citibank, N.A.	JPY	135,537	1,280,189	1,286,526	6,337	—
Expiring 12/16/20	Citibank, N.A.	JPY	135,537	1,284,382	1,286,525	2,143	—
Expiring 12/16/20	Citibank, N.A.	JPY	67,401	639,448	639,777	329	—
Expiring 12/16/20	Citibank, N.A.	JPY	26,232	248,916	248,997	81	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	166,645	1,597,322	1,581,808	—	(15,514)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	136,952	1,301,307	1,299,960	—	(1,347)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	136,937	1,290,813	1,299,822	9,009	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	134,731	1,276,196	1,278,882	2,686	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	126,664	1,208,615	1,202,310	—	(6,305)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	110,698	1,059,514	1,050,760	—	(8,754)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	75,052	708,106	712,397	4,291	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	65,351	619,697	620,314	617	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	28,477	270,569	270,302	—	(267)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	27,491	262,719	260,948	—	(1,771)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	10,537	100,458	100,016	—	(442)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	5,411	50,996	51,360	364	—
Expiring 12/16/20	UBS AG	JPY	337,500	2,714,982	2,728,978	13,996	—
Expiring 12/17/20	BNP Paribas S.A.	JPY	2,696	25,601	25,596	—	(5)
Expiring 01/19/21	Goldman Sachs International	JPY	266,278	2,527,356	2,529,132	1,776	—
Mexican Peso,
Expiring 10/16/20	BNP Paribas S.A.	MXN	47,216	2,097,706	2,131,318	33,612	—
Expiring 10/16/20	Citibank, N.A.	MXN	37,910	1,679,514	1,711,232	31,718	—
Expiring 10/16/20	Goldman Sachs International	MXN	28,905	1,262,844	1,304,763	41,919	—
Expiring 10/16/20	Morgan Stanley & Co. International PLC	MXN	17,557	785,679	792,526	6,847	—
Expiring 10/21/20	JPMorgan Chase Bank, N.A.	MXN	6,877	302,344	310,245	7,901	—
Expiring 11/25/20	BNP Paribas S.A.	MXN	20,924	939,982	940,190	208	—
Expiring 11/25/20	BNP Paribas S.A.	MXN	6,350	285,079	285,328	249	—
Expiring 02/08/21	Citibank, N.A.	MXN	12,186	530,541	542,816	12,275	—
Expiring 03/10/21	Goldman Sachs International	MXN	1,208	55,661	53,623	—	(2,038)
New Taiwanese Dollar,
Expiring 10/19/20	Goldman Sachs International	TWD	12,075	418,697	418,150	—	(547)
Expiring 12/17/20	BNP Paribas S.A.	TWD	69	2,386	2,413	27	—
New Zealand Dollar,
Expiring 10/02/20	Standard Chartered	NZD	377	253,501	249,405	—	(4,096)
Expiring 12/16/20	Barclays Bank PLC	NZD	2,376	1,555,119	1,571,540	16,421	—
Expiring 12/16/20	Barclays Bank PLC	NZD	1,497	1,007,231	990,020	—	(17,211)
Expiring 12/16/20	Barclays Bank PLC	NZD	1,142	774,458	755,727	—	(18,731)
A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 12/16/20	Barclays Bank PLC	NZD	347	$227,843	$229,438	$1,595	$—
Expiring 12/16/20	Citibank, N.A.	NZD	2,167	1,414,497	1,433,645	19,148	—
Expiring 12/16/20	Citibank, N.A.	NZD	2,167	1,419,079	1,433,645	14,566	—
Expiring 12/16/20	Citibank, N.A.	NZD	2,167	1,459,934	1,433,645	—	(26,289)
Expiring 12/16/20	Citibank, N.A.	NZD	2,167	1,441,194	1,433,646	—	(7,548)
Expiring 12/16/20	Citibank, N.A.	NZD	1,556	1,038,073	1,029,301	—	(8,772)
Expiring 12/16/20	Citibank, N.A.	NZD	1,383	915,652	914,861	—	(791)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	21,045	13,996,272	13,921,656	—	(74,616)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	1,433	944,885	947,915	3,030	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	1,422	948,656	940,954	—	(7,702)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	1,228	818,487	812,032	—	(6,455)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	1,146	767,756	758,054	—	(9,702)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	825	540,132	545,494	5,362	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	806	533,531	532,911	—	(620)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	631	412,304	417,441	5,137	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	533	359,575	352,418	—	(7,157)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	482	324,187	318,674	—	(5,513)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	402	266,674	265,748	—	(926)
Norwegian Krone,
Expiring 10/02/20	HSBC Bank USA, N.A.	NOK	1,425	157,178	152,775	—	(4,403)
Expiring 10/02/20	Morgan Stanley & Co. International PLC	NOK	4,175	473,556	447,602	—	(25,954)
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	NOK	13,125	1,402,373	1,407,193	4,820	—
Expiring 12/16/20	Barclays Bank PLC	NOK	36,165	3,989,582	3,878,056	—	(111,526)
Expiring 12/16/20	Barclays Bank PLC	NOK	18,070	1,924,510	1,937,651	13,141	—
Expiring 12/16/20	Barclays Bank PLC	NOK	17,639	1,952,041	1,891,448	—	(60,593)
Expiring 12/16/20	Barclays Bank PLC	NOK	17,518	1,848,247	1,878,545	30,298	—
Expiring 12/16/20	Citibank, N.A.	NOK	5,044	540,788	540,910	122	—
Expiring 12/16/20	Citibank, N.A.	NOK	4,896	526,368	525,000	—	(1,368)
Expiring 12/16/20	Citibank, N.A.	NOK	4,896	526,251	525,000	—	(1,251)
Expiring 12/16/20	Citibank, N.A.	NOK	4,432	475,676	475,207	—	(469)
Expiring 12/16/20	Citibank, N.A.	NOK	4,229	454,041	453,538	—	(503)
Expiring 12/16/20	Citibank, N.A.	NOK	2,641	289,938	283,202	—	(6,736)
Expiring 12/16/20	Citibank, N.A.	NOK	510	56,748	54,689	—	(2,059)
Expiring 12/16/20	Citibank, N.A.	NOK	151	17,081	16,152	—	(929)
Expiring 12/16/20	Citibank, N.A.	NOK	151	16,866	16,152	—	(714)
Expiring 12/16/20	Citibank, N.A.	NOK	151	16,768	16,152	—	(616)
Expiring 12/16/20	Citibank, N.A.	NOK	151	16,798	16,152	—	(646)
Expiring 12/16/20	Citibank, N.A.	NOK	151	16,839	16,152	—	(687)
Expiring 12/16/20	Citibank, N.A.	NOK	151	16,947	16,152	—	(795)
Expiring 12/16/20	Citibank, N.A.	NOK	151	17,293	16,152	—	(1,141)
Expiring 12/16/20	Citibank, N.A.	NOK	151	17,154	16,152	—	(1,002)
Expiring 12/16/20	Citibank, N.A.	NOK	56	6,254	6,005	—	(249)
Expiring 12/16/20	Citibank, N.A.	NOK	7	774	751	—	(23)
Expiring 12/16/20	Citibank, N.A.	NOK	4	448	429	—	(19)
Expiring 12/16/20	Citibank, N.A.	NOK	1	112	107	—	(5)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	604,806	67,319,171	64,855,152	—	(2,464,019)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	40,021	4,203,913	4,291,559	87,646	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	38,508	4,113,728	4,129,279	15,551	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	14,635	1,578,838	1,569,374	—	(9,464)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	13,569	1,504,791	1,455,084	—	(49,707)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	13,005	1,354,676	1,394,570	39,894	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	8,947	994,011	959,392	—	(34,619)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	8,244	907,857	883,990	—	(23,867)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	7,125	755,593	763,988	8,395	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	6,052	672,377	649,009	—	(23,368)
A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	5,630	$621,445	$603,689	$—	$(17,756)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	4,098	454,733	439,394	—	(15,339)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	3,141	349,090	336,767	—	(12,323)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	2,130	227,554	228,397	843	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	NOK	13,125	1,389,567	1,407,670	18,103	—
Peruvian Nuevo Sol,
Expiring 10/06/20	HSBC Bank USA, N.A.	PEN	2,909	812,587	807,133	—	(5,454)
Expiring 10/19/20	HSBC Bank USA, N.A.	PEN	610	171,819	169,190	—	(2,629)
Expiring 10/28/20	Deutsche Bank AG	PEN	2,951	824,247	818,846	—	(5,401)
Expiring 11/06/20	HSBC Bank USA, N.A.	PEN	92	25,727	25,572	—	(155)
Polish Zloty,
Expiring 11/10/20	BNP Paribas S.A.	PLN	75	19,916	19,413	—	(503)
Russian Ruble,
Expiring 10/13/20	HSBC Bank USA, N.A.	RUB	2,425	33,981	31,172	—	(2,809)
Expiring 10/13/20	JPMorgan Chase Bank, N.A.	RUB	17,503	237,037	224,992	—	(12,045)
Expiring 10/15/20	Bank of America, N.A.	RUB	5,987	81,467	76,954	—	(4,513)
Expiring 10/16/20	Goldman Sachs International	RUB	101,106	1,357,346	1,299,407	—	(57,939)
Expiring 10/16/20	Goldman Sachs International	RUB	86,140	1,193,515	1,107,066	—	(86,449)
Expiring 10/16/20	Goldman Sachs International	RUB	55,104	695,762	708,197	12,435	—
Expiring 10/16/20	Goldman Sachs International	RUB	41,141	568,084	528,737	—	(39,347)
Expiring 11/19/20	JPMorgan Chase Bank, N.A.	RUB	79,855	1,079,706	1,023,214	—	(56,492)
Saudi Arabian Riyal,
Expiring 10/15/20	BNP Paribas S.A.	SAR	729	194,177	194,347	170	—
Expiring 10/15/20	Goldman Sachs International	SAR	4,980	1,327,717	1,327,640	—	(77)
Expiring 10/15/20	Morgan Stanley & Co. International PLC	SAR	7,330	1,954,250	1,954,137	—	(113)
Expiring 10/15/20	Morgan Stanley & Co. International PLC	SAR	729	194,395	194,347	—	(48)
Singapore Dollar,
Expiring 12/16/20	Barclays Bank PLC	SGD	9,011	6,608,991	6,602,196	—	(6,795)
Expiring 12/16/20	Barclays Bank PLC	SGD	1,352	984,282	990,270	5,988	—
Expiring 12/16/20	Barclays Bank PLC	SGD	970	708,505	710,321	1,816	—
Expiring 12/16/20	Barclays Bank PLC	SGD	409	296,872	299,852	2,980	—
Expiring 12/16/20	Barclays Bank PLC	SGD	211	155,456	154,819	—	(637)
Expiring 12/16/20	Barclays Bank PLC	SGD	88	64,297	64,378	81	—
Expiring 12/16/20	Citibank, N.A.	SGD	136	99,414	99,640	226	—
Expiring 12/16/20	Citibank, N.A.	SGD	86	63,105	63,007	—	(98)
Expiring 12/16/20	Citibank, N.A.	SGD	37	26,943	27,108	165	—
Expiring 12/16/20	Citibank, N.A.	SGD	27	19,752	19,782	30	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	SGD	1,058	778,179	775,137	—	(3,042)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SGD	163	119,722	119,591	—	(131)
South African Rand,
Expiring 10/16/20	Goldman Sachs International	ZAR	11,797	687,631	702,915	15,284	—
Expiring 12/09/20	HSBC Bank USA, N.A.	ZAR	8,600	502,631	509,181	6,550	—
South Korean Won,
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	KRW	1,220,732	1,031,346	1,046,933	15,587	—
Expiring 10/30/20	BNP Paribas S.A.	KRW	589,335	505,000	505,424	424	—
Expiring 12/16/20	HSBC Bank USA, N.A.	KRW	393,549	331,843	337,559	5,716	—
Expiring 12/18/20	Standard Chartered	KRW	427,251	363,000	366,469	3,469	—
Swedish Krona,
Expiring 10/02/20	Morgan Stanley & Co. International PLC	SEK	1,430	161,994	159,675	—	(2,319)
Expiring 10/02/20	Morgan Stanley & Co. International PLC	SEK	870	100,828	97,145	—	(3,683)
Expiring 10/02/20	Morgan Stanley & Co. International PLC	SEK	795	92,027	88,770	—	(3,257)
Expiring 10/02/20	Standard Chartered	SEK	2,130	244,589	237,838	—	(6,751)
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	SEK	23,367	2,510,830	2,609,560	98,730	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	SEK	136	14,620	15,188	568	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	SEK	4	436	441	5	—
A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 12/16/20	Citibank, N.A.	SEK	14,333	$1,581,262	$1,602,038	$20,776	$—
Expiring 12/16/20	Citibank, N.A.	SEK	13,870	1,534,671	1,550,280	15,609	—
Expiring 12/16/20	Citibank, N.A.	SEK	13,782	1,520,243	1,540,421	20,178	—
Expiring 12/16/20	Citibank, N.A.	SEK	13,462	1,487,141	1,504,683	17,542	—
Expiring 12/16/20	Citibank, N.A.	SEK	13,462	1,487,514	1,504,683	17,169	—
Expiring 12/16/20	Citibank, N.A.	SEK	7,073	809,349	790,516	—	(18,833)
Expiring 12/16/20	Citibank, N.A.	SEK	5,648	638,660	631,280	—	(7,380)
Expiring 12/16/20	Citibank, N.A.	SEK	5,648	638,138	631,280	—	(6,858)
Expiring 12/16/20	Citibank, N.A.	SEK	4,398	503,575	491,567	—	(12,008)
Expiring 12/16/20	Citibank, N.A.	SEK	1,594	182,012	178,128	—	(3,884)
Expiring 12/16/20	Citibank, N.A.	SEK	1,326	151,450	148,203	—	(3,247)
Expiring 12/16/20	Citibank, N.A.	SEK	1,321	150,893	147,633	—	(3,260)
Expiring 12/16/20	Citibank, N.A.	SEK	1,276	145,647	142,571	—	(3,076)
Expiring 12/16/20	Citibank, N.A.	SEK	1,275	145,689	142,503	—	(3,186)
Expiring 12/16/20	Citibank, N.A.	SEK	1,177	134,803	131,605	—	(3,198)
Expiring 12/16/20	Citibank, N.A.	SEK	896	102,248	100,127	—	(2,121)
Expiring 12/16/20	Citibank, N.A.	SEK	475	52,578	53,091	513	—
Expiring 12/16/20	Citibank, N.A.	SEK	276	31,531	30,849	—	(682)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	849,948	97,891,557	94,999,179	—	(2,892,378)
Expiring 12/16/20	UBS AG	SEK	14,000	1,596,460	1,564,787	—	(31,673)
Swiss Franc,
Expiring 12/16/20	Citibank, N.A.	CHF	334	365,677	363,500	—	(2,177)
Expiring 12/16/20	Citibank, N.A.	CHF	287	317,536	312,349	—	(5,187)
Expiring 12/16/20	Citibank, N.A.	CHF	246	272,213	267,727	—	(4,486)
Expiring 12/16/20	UBS AG	CHF	750	819,927	816,242	—	(3,685)
Expiring 12/17/20	BNP Paribas S.A.	CHF	39	43,129	42,934	—	(195)
Expiring 12/17/20	Goldman Sachs International	CHF	14	15,648	15,418	—	(230)
Expiring 12/17/20	UBS AG	CHF	615	678,811	669,001	—	(9,810)
Thai Baht,
Expiring 12/17/20	Citibank, N.A.	THB	158	5,048	4,986	—	(62)
Turkish Lira,
Expiring 10/16/20	BNP Paribas S.A.	TRY	—	48	48	—	—
				$654,828,308	$646,260,264	1,828,878	(10,396,922)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/02/20	BNP Paribas S.A.	AUD	1,181	$858,567	$845,895	$12,672	$—
Expiring 10/02/20	Citibank, N.A.	AUD	358	263,007	256,419	6,588	—
Expiring 10/02/20	HSBC Bank USA, N.A.	AUD	3,178	2,322,854	2,276,251	46,603	—
Expiring 10/02/20	HSBC Bank USA, N.A.	AUD	891	651,157	638,093	13,064	—
Expiring 10/02/20	HSBC Bank USA, N.A.	AUD	317	229,156	227,052	2,104	—
Expiring 10/02/20	Morgan Stanley & Co. International PLC	AUD	610	438,706	436,682	2,024	—
Expiring 10/02/20	Standard Chartered	AUD	167	117,516	119,615	—	(2,099)
Expiring 10/02/20	UBS AG	AUD	1,568	1,130,483	1,123,404	7,079	—
Expiring 10/16/20	BNP Paribas S.A.	AUD	1,957	1,425,914	1,401,853	24,061	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	AUD	1,386	995,316	992,793	2,523	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	AUD	807	559,459	578,100	—	(18,641)
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	AUD	394	281,870	282,213	—	(343)
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	AUD	52	37,658	37,099	559	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	AUD	13	9,044	9,201	—	(157)
Expiring 11/03/20	UBS AG	AUD	2,516	1,772,851	1,802,581	—	(29,730)
A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 12/16/20	Citibank, N.A.	AUD	7,579	$5,347,421	$5,429,605	$—	$(82,184)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	25,691	18,773,656	18,404,883	368,773	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,099	801,657	787,151	14,506	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	1,034	750,948	740,458	10,490	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	601	440,567	430,396	10,171	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	542	394,755	388,180	6,575	—
Expiring 12/17/20	UBS AG	AUD	1	745	731	14	—
Brazilian Real,
Expiring 10/06/20	Morgan Stanley & Co. International PLC	BRL	2,887	539,429	513,971	25,458	—
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	BRL	6,537	1,218,470	1,163,532	54,938	—
Expiring 10/16/20	Goldman Sachs International	BRL	4,406	852,450	784,274	68,176	—
Expiring 10/16/20	Goldman Sachs International	BRL	4,267	795,144	759,445	35,699	—
Expiring 10/16/20	Goldman Sachs International	BRL	1,700	331,249	302,623	28,626	—
Expiring 12/22/20	Morgan Stanley & Co. International PLC	BRL	739	130,707	131,244	—	(537)
British Pound,
Expiring 10/02/20	Citibank, N.A.	GBP	10,827	14,309,302	13,970,227	339,075	—
Expiring 10/02/20	Citibank, N.A.	GBP	3,730	4,929,867	4,813,048	116,819	—
Expiring 10/02/20	Goldman Sachs International	GBP	60	77,888	77,422	466	—
Expiring 10/02/20	HSBC Bank USA, N.A.	GBP	175	226,913	225,813	1,100	—
Expiring 10/02/20	HSBC Bank USA, N.A.	GBP	106	137,053	136,778	275	—
Expiring 10/02/20	UBS AG	GBP	85	112,846	109,681	3,165	—
Expiring 10/16/20	Citibank, N.A.	GBP	330	428,661	425,849	2,812	—
Expiring 10/16/20	Citibank, N.A.	GBP	213	265,330	274,336	—	(9,006)
Expiring 10/16/20	Citibank, N.A.	GBP	170	217,421	219,377	—	(1,956)
Expiring 10/16/20	Citibank, N.A.	GBP	120	156,345	154,854	1,491	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	GBP	20	26,547	25,809	738	—
Expiring 11/03/20	HSBC Bank USA, N.A.	GBP	10,913	14,041,079	14,083,551	—	(42,472)
Expiring 11/03/20	HSBC Bank USA, N.A.	GBP	2,414	3,106,058	3,115,453	—	(9,395)
Expiring 12/16/20	Barclays Bank PLC	GBP	20,266	26,252,728	26,163,468	89,260	—
Expiring 12/16/20	Citibank, N.A.	GBP	3,461	4,466,864	4,468,181	—	(1,317)
Expiring 12/16/20	Citibank, N.A.	GBP	1,434	1,834,172	1,850,970	—	(16,798)
Expiring 12/16/20	Citibank, N.A.	GBP	1,314	1,687,083	1,695,758	—	(8,675)
Expiring 12/16/20	Citibank, N.A.	GBP	1,275	1,637,192	1,645,883	—	(8,691)
Expiring 12/16/20	Citibank, N.A.	GBP	1,275	1,632,995	1,645,883	—	(12,888)
Expiring 12/16/20	Citibank, N.A.	GBP	1,220	1,559,213	1,575,007	—	(15,794)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	3,900	5,012,230	5,034,962	—	(22,732)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,654	2,126,919	2,134,717	—	(7,798)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	973	1,241,146	1,255,916	—	(14,770)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	971	1,252,525	1,253,315	—	(790)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	89	114,853	114,436	417	—
Canadian Dollar,
Expiring 10/02/20	BNP Paribas S.A.	CAD	1,144	876,489	859,153	17,336	—
Expiring 10/02/20	BNP Paribas S.A.	CAD	595	455,866	446,849	9,017	—
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CAD	69	51,657	51,819	—	(162)
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	CAD	44	32,485	33,046	—	(561)
Expiring 12/16/20	Barclays Bank PLC	CAD	3,131	2,384,745	2,351,858	32,887	—
Expiring 12/16/20	Citibank, N.A.	CAD	1,964	1,499,607	1,475,772	23,835	—
Expiring 12/16/20	Citibank, N.A.	CAD	1,964	1,486,924	1,475,772	11,152	—
Expiring 12/16/20	Citibank, N.A.	CAD	1,964	1,489,184	1,475,772	13,412	—
Expiring 12/16/20	Citibank, N.A.	CAD	1,964	1,492,130	1,475,772	16,358	—
Expiring 12/16/20	Citibank, N.A.	CAD	1,964	1,495,220	1,475,773	19,447	—
Expiring 12/16/20	Citibank, N.A.	CAD	1,964	1,505,907	1,475,772	30,135	—
Expiring 12/16/20	Citibank, N.A.	CAD	1,964	1,505,601	1,475,772	29,829	—
Expiring 12/16/20	Citibank, N.A.	CAD	1,818	1,360,801	1,365,806	—	(5,005)
Expiring 12/16/20	Citibank, N.A.	CAD	401	305,995	301,058	4,937	—
A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 12/16/20	Citibank, N.A.	CAD	393	$299,597	$295,154	$4,443	$—
Expiring 12/16/20	Citibank, N.A.	CAD	393	299,738	295,154	4,584	—
Expiring 12/16/20	Citibank, N.A.	CAD	389	296,895	292,202	4,693	—
Expiring 12/16/20	Citibank, N.A.	CAD	389	296,232	292,203	4,029	—
Expiring 12/16/20	Citibank, N.A.	CAD	96	72,703	72,122	581	—
Expiring 12/16/20	Citibank, N.A.	CAD	7	5,316	5,259	57	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	60,261	45,731,222	45,272,303	458,919	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	2,545	1,898,199	1,912,202	—	(14,003)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,860	1,409,329	1,397,264	12,065	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	1,143	868,076	859,010	9,066	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	712	541,363	534,731	6,632	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	486	369,606	365,367	4,239	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	406	303,749	304,718	—	(969)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	225	171,199	169,221	1,978	—
Expiring 12/17/20	BNP Paribas S.A.	CAD	25	19,219	19,021	198	—
Chilean Peso,
Expiring 12/17/20	Goldman Sachs International	CLP	264,553	345,875	337,255	8,620	—
Chinese Renminbi,
Expiring 10/16/20	BNP Paribas S.A.	CNH	14,796	2,097,688	2,178,617	—	(80,929)
Expiring 12/16/20	Goldman Sachs International	CNH	123,256	17,750,686	18,071,819	—	(321,133)
Expiring 12/16/20	HSBC Bank USA, N.A.	CNH	3,511	501,024	514,734	—	(13,710)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	CNH	1,910	280,255	280,044	211	—
Expiring 12/17/20	Bank of America, N.A.	CNH	37	5,363	5,360	3	—
Colombian Peso,
Expiring 12/17/20	Barclays Bank PLC	COP	1,254,608	337,333	326,490	10,843	—
Czech Koruna,
Expiring 12/17/20	Citibank, N.A.	CZK	2	100	98	2	—
Danish Krone,
Expiring 10/01/20	BNP Paribas S.A.	DKK	34,115	5,473,607	5,372,608	100,999	—
Expiring 10/01/20	Citibank, N.A.	DKK	9,301	1,400,869	1,464,833	—	(63,964)
Expiring 10/01/20	Citibank, N.A.	DKK	5,463	832,852	860,292	—	(27,440)
Expiring 10/01/20	Citibank, N.A.	DKK	4,565	727,153	718,920	8,233	—
Expiring 10/01/20	JPMorgan Chase Bank, N.A.	DKK	5,778	876,967	909,961	—	(32,994)
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	9,795	1,479,513	1,542,642	—	(63,129)
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	8,588	1,299,890	1,352,517	—	(52,627)
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	6,145	932,452	967,735	—	(35,283)
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	5,367	809,124	845,173	—	(36,049)
Expiring 12/01/20	Bank of America, N.A.	DKK	15,351	2,402,234	2,420,120	—	(17,886)
Expiring 12/01/20	Bank of America, N.A.	DKK	11,933	1,870,452	1,881,286	—	(10,834)
Expiring 12/01/20	Citibank, N.A.	DKK	11,474	1,804,027	1,808,918	—	(4,891)
Expiring 12/01/20	Citibank, N.A.	DKK	8,799	1,383,507	1,387,258	—	(3,751)
Expiring 12/01/20	Citibank, N.A.	DKK	8,208	1,286,551	1,293,991	—	(7,440)
Expiring 12/01/20	Citibank, N.A.	DKK	7,414	1,162,127	1,168,847	—	(6,720)
Expiring 12/01/20	Goldman Sachs International	DKK	21,575	3,394,882	3,401,438	—	(6,556)
Expiring 12/01/20	Goldman Sachs International	DKK	4,138	650,486	652,360	—	(1,874)
Expiring 12/16/20	Citibank, N.A.	DKK	4,601	731,753	725,734	6,019	—
Expiring 12/16/20	Citibank, N.A.	DKK	683	108,829	107,732	1,097	—
Expiring 12/16/20	Citibank, N.A.	DKK	304	47,656	47,951	—	(295)
Expiring 12/16/20	Citibank, N.A.	DKK	21	3,359	3,312	47	—
Expiring 12/16/20	Citibank, N.A.	DKK	20	3,182	3,155	27	—
Expiring 12/16/20	Citibank, N.A.	DKK	8	1,276	1,262	14	—
Expiring 12/16/20	Citibank, N.A.	DKK	4	631	631	—	—
Expiring 12/17/20	BNP Paribas S.A.	DKK	8	1,320	1,305	15	—
Euro,
Expiring 10/02/20	BNP Paribas S.A.	EUR	1,848	2,196,518	2,166,778	29,740	—
A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/20	BNP Paribas S.A.	EUR	939	$1,117,076	$1,100,976	$16,100	$—
Expiring 10/02/20	BNP Paribas S.A.	EUR	835	988,529	979,036	9,493	—
Expiring 10/02/20	BNP Paribas S.A.	EUR	608	721,633	712,879	8,754	—
Expiring 10/02/20	BNP Paribas S.A.	EUR	429	505,813	503,002	2,811	—
Expiring 10/02/20	BNP Paribas S.A.	EUR	339	402,534	397,477	5,057	—
Expiring 10/02/20	BNP Paribas S.A.	EUR	264	309,268	309,539	—	(271)
Expiring 10/02/20	HSBC Bank USA, N.A.	EUR	540	640,729	633,149	7,580	—
Expiring 10/02/20	Standard Chartered	EUR	16,092	19,257,622	18,867,510	390,112	—
Expiring 10/02/20	Standard Chartered	EUR	7,357	8,804,428	8,626,072	178,356	—
Expiring 10/16/20	BNP Paribas S.A.	EUR	2,240	2,529,747	2,627,373	—	(97,626)
Expiring 10/16/20	BNP Paribas S.A.	EUR	1,390	1,564,744	1,630,245	—	(65,501)
Expiring 10/16/20	BNP Paribas S.A.	EUR	1,370	1,546,248	1,606,788	—	(60,540)
Expiring 10/16/20	BNP Paribas S.A.	EUR	1,360	1,528,799	1,595,059	—	(66,260)
Expiring 10/16/20	BNP Paribas S.A.	EUR	294	334,127	344,815	—	(10,688)
Expiring 10/16/20	BNP Paribas S.A.	EUR	267	311,119	313,148	—	(2,029)
Expiring 10/16/20	BNP Paribas S.A.	EUR	225	264,423	263,888	535	—
Expiring 10/16/20	Citibank, N.A.	EUR	866	978,970	1,015,452	—	(36,482)
Expiring 10/16/20	Citibank, N.A.	EUR	530	625,622	621,604	4,018	—
Expiring 11/03/20	Standard Chartered	EUR	15,852	18,600,653	18,598,386	2,267	—
Expiring 11/03/20	Standard Chartered	EUR	11,433	13,415,665	13,414,030	1,635	—
Expiring 12/16/20	Barclays Bank PLC	EUR	330	388,491	387,471	1,020	—
Expiring 12/16/20	Citibank, N.A.	EUR	524	611,707	615,456	—	(3,749)
Expiring 12/16/20	Citibank, N.A.	EUR	191	226,460	224,336	2,124	—
Expiring 12/16/20	Citibank, N.A.	EUR	169	201,647	198,496	3,151	—
Expiring 12/16/20	Citibank, N.A.	EUR	169	200,056	198,496	1,560	—
Expiring 12/16/20	Citibank, N.A.	EUR	169	203,089	198,497	4,592	—
Expiring 12/16/20	Citibank, N.A.	EUR	92	109,495	108,408	1,087	—
Expiring 12/16/20	Citibank, N.A.	EUR	86	101,776	100,930	846	—
Expiring 12/16/20	Citibank, N.A.	EUR	85	100,344	99,305	1,039	—
Expiring 12/16/20	Citibank, N.A.	EUR	85	100,059	99,248	811	—
Expiring 12/16/20	Citibank, N.A.	EUR	85	100,040	99,248	792	—
Expiring 12/16/20	Citibank, N.A.	EUR	84	100,015	99,192	823	—
Expiring 12/16/20	Citibank, N.A.	EUR	83	98,337	97,566	771	—
Expiring 12/16/20	Citibank, N.A.	EUR	77	90,830	90,089	741	—
Expiring 12/16/20	Citibank, N.A.	EUR	59	70,391	69,473	918	—
Expiring 12/16/20	Citibank, N.A.	EUR	55	65,253	64,511	742	—
Expiring 12/16/20	Citibank, N.A.	EUR	55	65,321	64,511	810	—
Expiring 12/16/20	Citibank, N.A.	EUR	36	42,859	42,283	576	—
Expiring 12/16/20	Citibank, N.A.	EUR	8	9,404	9,396	8	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	15,476	18,450,015	18,176,833	273,182	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	3,329	3,937,682	3,910,028	27,654	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	1,308	1,556,806	1,536,624	20,182	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	1,213	1,438,141	1,425,116	13,025	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	1,094	1,302,171	1,285,319	16,852	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	1,010	1,179,624	1,186,687	—	(7,063)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	683	810,198	802,533	7,665	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	309	366,708	362,544	4,164	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	160	190,588	188,051	2,537	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	59	68,716	69,078	—	(362)
Expiring 12/16/20	UBS AG	EUR	875	298,158	293,633	4,525	—
Expiring 12/17/20	BNP Paribas S.A.	EUR	162	189,059	190,142	—	(1,083)
Expiring 12/17/20	BNP Paribas S.A.	EUR	1	1,199	1,186	13	—
Expiring 12/17/20	Goldman Sachs International	EUR	354	420,781	416,185	4,596	—
Expiring 12/17/20	JPMorgan Chase Bank, N.A.	EUR	81	95,845	94,813	1,032	—
Expiring 12/17/20	The Bank of New York Mellon	EUR	31	36,603	36,208	395	—
A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 12/17/20	UBS AG	EUR	4,798	$5,697,323	$5,635,940	$61,383	$—
Hungarian Forint,
Expiring 12/17/20	UBS AG	HUF	99,036	327,765	319,038	8,727	—
Indian Rupee,
Expiring 10/15/20	Barclays Capital	INR	1,950	25,848	26,467	—	(619)
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	INR	61,320	812,896	832,389	—	(19,493)
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	INR	56,363	741,086	765,104	—	(24,018)
Expiring 11/24/20	JPMorgan Chase Bank, N.A.	INR	77,270	1,020,066	1,044,359	—	(24,293)
Expiring 12/17/20	BNP Paribas S.A.	INR	24,827	334,987	334,726	261	—
Indonesian Rupiah,
Expiring 10/15/20	Barclays Capital	IDR	13,514,720	918,931	908,685	10,246	—
Expiring 10/16/20	Goldman Sachs International	IDR	11,333,250	761,490	761,925	—	(435)
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	IDR	81,696,112	5,511,442	5,492,360	19,082	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	IDR	12,492,000	842,631	839,827	2,804	—
Expiring 12/17/20	BNP Paribas S.A.	IDR	170,801	11,270	11,387	—	(117)
Israeli Shekel,
Expiring 12/10/20	BNP Paribas S.A.	ILS	1,334	390,084	389,816	268	—
Expiring 12/10/20	JPMorgan Chase Bank, N.A.	ILS	1,447	420,017	422,836	—	(2,819)
Expiring 12/17/20	Bank of America, N.A.	ILS	0	35	35	—	—
Expiring 04/30/21	HSBC Bank USA, N.A.	ILS	1,586	461,033	464,933	—	(3,900)
Expiring 04/30/21	Standard Chartered	ILS	1,717	494,647	503,218	—	(8,571)
Expiring 04/30/21	UBS AG	ILS	1,748	508,583	512,423	—	(3,840)
Expiring 04/30/21	UBS AG	ILS	1,110	323,521	325,395	—	(1,874)
Japanese Yen,
Expiring 10/02/20	HSBC Bank USA, N.A.	JPY	10,813	101,727	102,526	—	(799)
Expiring 10/02/20	Morgan Stanley & Co. International PLC	JPY	10,174	95,954	96,470	—	(516)
Expiring 10/02/20	Morgan Stanley & Co. International PLC	JPY	5,522	52,058	52,362	—	(304)
Expiring 10/02/20	UBS AG	JPY	18,708	176,047	177,388	—	(1,341)
Expiring 10/16/20	Goldman Sachs International	JPY	266,278	2,523,285	2,525,243	—	(1,958)
Expiring 10/16/20	Goldman Sachs International	JPY	71,707	680,192	680,031	161	—
Expiring 12/16/20	Barclays Bank PLC	JPY	99,090	940,879	940,575	304	—
Expiring 12/16/20	Barclays Bank PLC	JPY	34,149	323,638	324,147	—	(509)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	4,715,403	44,503,561	44,759,061	—	(255,500)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	68,576	650,260	650,932	—	(672)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	43,265	409,845	410,673	—	(828)
Expiring 12/17/20	Goldman Sachs International	JPY	11,311	107,383	107,372	11	—
Expiring 12/17/20	UBS AG	JPY	79,040	750,163	750,270	—	(107)
Malaysian Ringgit,
Expiring 12/23/20	BNP Paribas S.A.	MYR	3,771	900,999	905,442	—	(4,443)
Mexican Peso,
Expiring 10/15/20	JPMorgan Chase Bank, N.A.	MXN	16,184	700,273	730,622	—	(30,349)
Expiring 10/16/20	Citibank, N.A.	MXN	10,910	483,460	492,470	—	(9,010)
Expiring 10/16/20	Citibank, N.A.	MXN	8,610	382,274	388,650	—	(6,376)
Expiring 10/16/20	Citibank, N.A.	MXN	14	620	632	—	(12)
Expiring 10/16/20	Goldman Sachs International	MXN	20,608	898,163	930,231	—	(32,068)
Expiring 10/16/20	Goldman Sachs International	MXN	13,920	644,480	628,340	16,140	—
Expiring 10/16/20	Morgan Stanley & Co. International PLC	MXN	77,527	3,659,178	3,499,518	159,660	—
Expiring 10/21/20	Barclays Bank PLC	MXN	5,669	260,230	255,744	4,486	—
Expiring 10/21/20	Goldman Sachs International	MXN	4,268	197,948	192,540	5,408	—
Expiring 10/21/20	Goldman Sachs International	MXN	1,208	56,561	54,501	2,060	—
Expiring 10/21/20	JPMorgan Chase Bank, N.A.	MXN	4,459	196,034	201,157	—	(5,123)
Expiring 12/17/20	UBS AG	MXN	89,719	4,213,235	4,021,453	191,782	—
Expiring 12/17/20	UBS AG	MXN	2,924	128,572	131,062	—	(2,490)
Expiring 12/17/20	UBS AG	MXN	2,365	106,042	106,006	36	—
Expiring 01/19/21	BNP Paribas S.A.	MXN	47,216	2,075,375	2,108,258	—	(32,883)
A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 10/19/20	Standard Chartered	TWD	12,075	$416,000	$418,150	$—	$(2,150)
Expiring 12/16/20	Goldman Sachs International	TWD	13,640	472,632	476,532	—	(3,900)
Expiring 12/16/20	Goldman Sachs International	TWD	12,075	423,247	421,860	1,387	—
New Zealand Dollar,
Expiring 10/02/20	Goldman Sachs International	NZD	131	86,473	86,664	—	(191)
Expiring 10/02/20	Morgan Stanley & Co. International PLC	NZD	2,678	1,800,124	1,771,638	28,486	—
Expiring 10/02/20	Morgan Stanley & Co. International PLC	NZD	1,857	1,248,257	1,228,504	19,753	—
Expiring 10/02/20	Morgan Stanley & Co. International PLC	NZD	534	359,047	353,270	5,777	—
Expiring 10/02/20	Morgan Stanley & Co. International PLC	NZD	230	153,794	152,158	1,636	—
Expiring 11/03/20	BNP Paribas S.A.	NZD	3,196	2,101,713	2,114,303	—	(12,590)
Expiring 11/03/20	BNP Paribas S.A.	NZD	1,857	1,221,177	1,228,492	—	(7,315)
Expiring 12/16/20	Barclays Bank PLC	NZD	58,014	38,678,641	38,376,263	302,378	—
Expiring 12/16/20	Barclays Bank PLC	NZD	704	469,922	465,578	4,344	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	571	378,221	377,448	773	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	18	12,102	12,045	57	—
Expiring 12/17/20	Commonwealth Bank of Australia	NZD	67	44,704	44,071	633	—
Norwegian Krone,
Expiring 10/02/20	HSBC Bank USA, N.A.	NOK	1,625	185,422	174,216	11,206	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	NOK	13,125	1,389,001	1,407,192	—	(18,191)
Expiring 12/16/20	Barclays Bank PLC	NOK	656,678	73,486,730	70,417,550	3,069,180	—
Expiring 12/16/20	Citibank, N.A.	NOK	28,481	3,271,631	3,054,105	217,526	—
Expiring 12/16/20	Citibank, N.A.	NOK	15,401	1,753,912	1,651,523	102,389	—
Expiring 12/16/20	Citibank, N.A.	NOK	15,401	1,729,966	1,651,524	78,442	—
Expiring 12/16/20	Citibank, N.A.	NOK	15,401	1,769,733	1,651,523	118,210	—
Expiring 12/16/20	Citibank, N.A.	NOK	8,709	971,216	933,860	37,356	—
Expiring 12/16/20	Citibank, N.A.	NOK	4,046	450,886	433,845	17,041	—
Expiring 12/16/20	Citibank, N.A.	NOK	4,043	451,882	433,525	18,357	—
Expiring 12/16/20	Citibank, N.A.	NOK	3,919	436,263	420,237	16,026	—
Expiring 12/16/20	Citibank, N.A.	NOK	3,919	436,664	420,237	16,427	—
Expiring 12/16/20	Citibank, N.A.	NOK	3,850	430,367	412,880	17,487	—
Expiring 12/16/20	Citibank, N.A.	NOK	3,842	428,340	411,967	16,373	—
Expiring 12/16/20	Citibank, N.A.	NOK	3,790	421,790	406,377	15,413	—
Expiring 12/16/20	Citibank, N.A.	NOK	3,774	420,203	404,672	15,531	—
Expiring 12/16/20	Citibank, N.A.	NOK	3,757	420,754	402,856	17,898	—
Expiring 12/16/20	Citibank, N.A.	NOK	3,757	420,706	402,856	17,850	—
Expiring 12/16/20	Citibank, N.A.	NOK	3,754	419,209	402,559	16,650	—
Expiring 12/16/20	Citibank, N.A.	NOK	3,754	419,832	402,559	17,273	—
Expiring 12/16/20	Citibank, N.A.	NOK	3,483	389,536	373,544	15,992	—
Expiring 12/16/20	Citibank, N.A.	NOK	3,209	359,344	344,120	15,224	—
Expiring 12/16/20	Citibank, N.A.	NOK	2,684	305,734	287,860	17,874	—
Expiring 12/16/20	Citibank, N.A.	NOK	2,618	298,092	280,759	17,333	—
Expiring 12/16/20	Citibank, N.A.	NOK	2,575	293,875	276,140	17,735	—
Expiring 12/16/20	Citibank, N.A.	NOK	2,525	288,149	270,726	17,423	—
Expiring 12/16/20	Citibank, N.A.	NOK	2,499	284,626	268,019	16,607	—
Expiring 12/16/20	Citibank, N.A.	NOK	2,499	284,967	268,019	16,948	—
Expiring 12/16/20	Citibank, N.A.	NOK	75	7,903	8,042	—	(139)
Expiring 12/16/20	Citibank, N.A.	NOK	2	212	214	—	(2)
Expiring 12/17/20	UBS AG	NOK	7	816	791	25	—
Peruvian Nuevo Sol,
Expiring 10/06/20	Citibank, N.A.	PEN	2,909	820,773	807,133	13,640	—
Expiring 10/19/20	Citibank, N.A.	PEN	610	172,144	169,189	2,955	—
Expiring 10/23/20	Citibank, N.A.	PEN	1,555	440,527	431,403	9,124	—
Expiring 10/23/20	Citibank, N.A.	PEN	1,030	291,808	285,764	6,044	—
Expiring 10/28/20	Deutsche Bank AG	PEN	2,951	840,517	818,846	21,671	—
Expiring 11/06/20	HSBC Bank USA, N.A.	PEN	92	26,223	25,572	651	—
A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 11/10/20	Citibank, N.A.	PEN	1,684	$474,918	$467,275	$7,643	$—
Expiring 11/30/20	HSBC Bank USA, N.A.	PEN	2,909	811,612	807,018	4,594	—
Expiring 12/04/20	Citibank, N.A.	PEN	1,051	293,866	291,715	2,151	—
Expiring 12/04/20	Citibank, N.A.	PEN	187	53,000	51,920	1,080	—
Expiring 12/04/20	Deutsche Bank AG	PEN	343	97,000	95,122	1,878	—
Expiring 12/17/20	BNP Paribas S.A.	PEN	24	6,766	6,640	126	—
Expiring 03/15/21	Citibank, N.A.	PEN	804	224,604	222,959	1,645	—
Expiring 03/15/21	HSBC Bank USA, N.A.	PEN	610	171,365	168,989	2,376	—
Expiring 03/29/21	Deutsche Bank AG	PEN	2,951	822,753	817,714	5,039	—
Expiring 03/29/21	HSBC Bank USA, N.A.	PEN	92	25,684	25,538	146	—
Polish Zloty,
Expiring 12/17/20	Bank of America, N.A.	PLN	34	9,044	8,789	255	—
Romanian Leu,
Expiring 11/20/20	Goldman Sachs International	RON	6	1,521	1,497	24	—
Expiring 11/20/20	JPMorgan Chase Bank, N.A.	RON	7	1,634	1,599	35	—
Expiring 11/20/20	Standard Chartered	RON	2	555	545	10	—
Russian Ruble,
Expiring 10/13/20	Citibank, N.A.	RUB	20,181	280,574	259,421	21,153	—
Expiring 10/15/20	Bank of America, N.A.	RUB	133,141	1,843,095	1,711,238	131,857	—
Expiring 10/15/20	Bank of America, N.A.	RUB	27,378	370,023	351,886	18,137	—
Expiring 10/16/20	Goldman Sachs International	RUB	188,939	2,503,332	2,428,231	75,101	—
Expiring 10/16/20	Goldman Sachs International	RUB	58,480	812,550	751,581	60,969	—
Expiring 10/16/20	Goldman Sachs International	RUB	31,402	400,076	403,576	—	(3,500)
Expiring 10/16/20	Goldman Sachs International	RUB	4,670	65,210	60,018	5,192	—
Expiring 11/19/20	JPMorgan Chase Bank, N.A.	RUB	79,855	1,080,000	1,023,214	56,786	—
Expiring 12/04/20	Morgan Stanley & Co. International PLC	RUB	71,832	948,280	918,885	29,395	—
Expiring 12/17/20	BNP Paribas S.A.	RUB	24,697	327,192	315,357	11,835	—
Expiring 12/17/20	BNP Paribas S.A.	RUB	2,453	31,353	31,322	31	—
Expiring 12/21/20	Citibank, N.A.	RUB	77,275	976,929	986,193	—	(9,264)
Expiring 01/19/21	Goldman Sachs International	RUB	55,104	688,761	701,020	—	(12,259)
Saudi Arabian Riyal,
Expiring 10/15/20	BNP Paribas S.A.	SAR	729	194,338	194,347	—	(9)
Expiring 10/15/20	Goldman Sachs International	SAR	4,980	1,327,557	1,327,640	—	(83)
Expiring 10/15/20	Morgan Stanley & Co. International PLC	SAR	7,330	1,953,963	1,954,137	—	(174)
Expiring 10/15/20	Morgan Stanley & Co. International PLC	SAR	729	194,177	194,347	—	(170)
Expiring 03/15/21	Bank of America, N.A.	SAR	14,472	3,850,882	3,855,483	—	(4,601)
Expiring 03/15/21	Goldman Sachs International	SAR	3,745	997,656	997,705	—	(49)
Singapore Dollar,
Expiring 12/16/20	Barclays Bank PLC	SGD	2,394	1,746,888	1,753,877	—	(6,989)
Expiring 12/16/20	Barclays Bank PLC	SGD	1,937	1,417,680	1,419,254	—	(1,574)
Expiring 12/16/20	Barclays Bank PLC	SGD	1,370	996,057	1,004,040	—	(7,983)
Expiring 12/16/20	Barclays Bank PLC	SGD	1,324	967,267	969,936	—	(2,669)
Expiring 12/16/20	Barclays Bank PLC	SGD	1,249	913,571	915,221	—	(1,650)
Expiring 12/16/20	Barclays Bank PLC	SGD	655	482,113	479,907	2,206	—
Expiring 12/16/20	Barclays Bank PLC	SGD	317	232,045	232,606	—	(561)
Expiring 12/16/20	Barclays Bank PLC	SGD	295	216,368	215,844	524	—
Expiring 12/16/20	Barclays Bank PLC	SGD	92	67,070	67,084	—	(14)
Expiring 12/16/20	Barclays Bank PLC	SGD	87	64,267	63,908	359	—
Expiring 12/16/20	BNP Paribas S.A.	SGD	604	439,041	442,517	—	(3,476)
Expiring 12/16/20	Goldman Sachs International	SGD	455	335,075	333,354	1,721	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SGD	28,493	20,836,487	20,874,981	—	(38,494)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SGD	66	48,648	48,373	275	—
Expiring 12/17/20	Barclays Bank PLC	SGD	6	4,371	4,360	11	—
Expiring 12/17/20	UBS AG	SGD	455	334,070	333,210	860	—
A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 10/16/20	Citibank, N.A.	ZAR	10,015	$570,606	$596,733	$—	$(26,127)
Expiring 10/16/20	Citibank, N.A.	ZAR	1,782	104,582	106,182	—	(1,600)
Expiring 12/09/20	Citibank, N.A.	ZAR	8,600	502,249	509,180	—	(6,931)
Expiring 12/17/20	UBS AG	ZAR	5,690	342,829	336,564	6,265	—
Expiring 01/19/21	Goldman Sachs International	ZAR	11,797	680,236	695,216	—	(14,980)
South Korean Won,
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	KRW	1,220,732	1,017,667	1,046,933	—	(29,266)
Expiring 12/16/20	BNP Paribas S.A.	KRW	196,162	165,573	168,253	—	(2,680)
Expiring 12/16/20	HSBC Bank USA, N.A.	KRW	210,807	181,081	180,816	265	—
Expiring 12/17/20	BNP Paribas S.A.	KRW	401,143	338,135	344,074	—	(5,939)
Swedish Krona,
Expiring 10/02/20	Morgan Stanley & Co. International PLC	SEK	1,250	144,112	139,576	4,536	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	SEK	10,710	1,221,636	1,196,060	25,576	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	SEK	7,390	842,477	825,293	17,184	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	SEK	5,380	603,709	600,822	2,887	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	SEK	22	2,487	2,457	30	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	SEK	5	552	558	—	(6)
Expiring 12/16/20	Barclays Bank PLC	SEK	334,770	38,377,535	37,417,412	960,123	—
Expiring 12/16/20	Barclays Bank PLC	SEK	49,846	5,537,003	5,571,269	—	(34,266)
Expiring 12/16/20	Barclays Bank PLC	SEK	37,680	4,201,151	4,211,498	—	(10,347)
Expiring 12/16/20	Barclays Bank PLC	SEK	34,939	3,976,654	3,905,134	71,520	—
Expiring 12/16/20	Barclays Bank PLC	SEK	27,692	3,169,729	3,095,201	74,528	—
Expiring 12/16/20	Barclays Bank PLC	SEK	26,877	2,995,761	3,004,042	—	(8,281)
Expiring 12/16/20	Barclays Bank PLC	SEK	25,183	2,879,259	2,814,711	64,548	—
Expiring 12/16/20	Barclays Bank PLC	SEK	19,429	2,181,466	2,171,585	9,881	—
Expiring 12/16/20	Barclays Bank PLC	SEK	11,674	1,282,123	1,304,762	—	(22,639)
Expiring 12/16/20	Citibank, N.A.	SEK	3,779	431,295	422,381	8,914	—
Expiring 12/16/20	Citibank, N.A.	SEK	2,518	287,804	281,438	6,366	—
Expiring 12/16/20	Citibank, N.A.	SEK	1,890	215,813	211,190	4,623	—
Expiring 12/16/20	Citibank, N.A.	SEK	1,890	215,752	211,191	4,561	—
Expiring 12/16/20	Citibank, N.A.	SEK	1,199	132,311	134,013	—	(1,702)
Expiring 12/16/20	Citibank, N.A.	SEK	19	2,117	2,124	—	(7)
Expiring 12/16/20	Citibank, N.A.	SEK	11	1,253	1,229	24	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	38,667	4,274,896	4,321,784	—	(46,888)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	33,734	3,852,129	3,770,474	81,655	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	33,439	3,816,929	3,737,489	79,440	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	31,882	3,611,565	3,563,439	48,126	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	30,300	3,449,106	3,386,641	62,465	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	19,827	2,257,505	2,216,126	41,379	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	16,576	1,893,550	1,852,681	40,869	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	15,313	1,740,215	1,711,564	28,651	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	1,755	192,003	196,104	—	(4,101)
Expiring 12/17/20	UBS AG	SEK	0	44	43	1	—
Swiss Franc,
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	CHF	50	55,130	54,289	841	—
Expiring 12/16/20	Citibank, N.A.	CHF	1,992	2,210,095	2,167,938	42,157	—
Expiring 12/16/20	Citibank, N.A.	CHF	467	515,130	508,699	6,431	—
Expiring 12/16/20	Citibank, N.A.	CHF	419	462,357	456,524	5,833	—
Expiring 12/16/20	Citibank, N.A.	CHF	312	343,386	339,132	4,254	—
Expiring 12/16/20	Citibank, N.A.	CHF	301	331,046	327,085	3,961	—
Expiring 12/16/20	Citibank, N.A.	CHF	301	331,054	327,086	3,968	—
Expiring 12/16/20	Citibank, N.A.	CHF	301	331,270	327,086	4,184	—
Expiring 12/16/20	Citibank, N.A.	CHF	297	327,564	323,098	4,466	—
Expiring 12/16/20	Citibank, N.A.	CHF	259	280,334	281,876	—	(1,542)
Expiring 12/16/20	Citibank, N.A.	CHF	229	252,919	249,226	3,693	—
A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 12/16/20	Citibank, N.A.	CHF	6	$6,536	$6,530	$6	$—
Expiring 12/16/20	Citibank, N.A.	CHF	2	2,208	2,177	31	—
Turkish Lira,
Expiring 10/16/20	BNP Paribas S.A.	TRY	0	53	48	5	—
Expiring 12/17/20	UBS AG	TRY	2,452	317,113	310,158	6,955	—
Expiring 12/17/20	UBS AG	TRY	257	32,415	32,458	—	(43)
				$739,664,893	$731,706,623	10,255,511	(2,297,241)
						$12,084,389	$(12,694,163)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Chile	12/20/24	1.000%(Q)	1,300	$36,297	$(26,578)	$(62,875)
State of Qatar	12/20/24	1.000%(Q)	1,300	37,310	(34,113)	(71,423)
				$73,607	$(60,691)	$(134,298)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR	150	0.203%	$566	$365	$(201)
Daimler AG	12/20/20	1.000%(Q)	EUR	100	0.203%	(892)	243	1,135
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		200	2.536%	21,774	8,579	(13,195)
General Electric Co.	12/20/20	1.000%(Q)		100	0.570%	(515)	125	640
General Electric Co.	12/20/23	1.000%(Q)		100	1.070%	(5,063)	(196)	4,867
						$15,870	$9,116	$(6,754)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	1,200	$(20,112)	$(27,091)	$6,979	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000)%(Q)	1,000	(16,760)	(22,053)	5,293	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)%(Q)	800	(13,408)	(17,523)	4,115	Barclays Bank PLC
Japan Govt.	06/20/22	(1.000)%(Q)	500	(8,380)	(10,877)	2,497	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)%(Q)	100	(1,676)	(2,174)	498	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)%(Q)	900	(19,742)	(12,656)	(7,086)	Goldman Sachs International
People’s Republic of China	06/20/23	(1.000)%(Q)	400	(8,774)	(5,557)	(3,217)	Barclays Bank PLC
Republic of Korea	06/20/23	(1.000)%(Q)	1,700	(39,751)	(30,020)	(9,731)	BNP Paribas S.A.
Republic of Korea	06/20/23	(1.000)%(Q)	800	(18,707)	(14,915)	(3,792)	Barclays Bank PLC
Republic of Korea	06/20/23	(1.000)%(Q)	400	(9,353)	(7,267)	(2,086)	HSBC Bank USA, N.A.
				$(156,663)	$(150,133)	$(6,530)

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Italy Govt.	06/20/25	1.000%(Q)	300	1.268%	$(3,598)	$(7,069)	$3,471	Barclays Bank PLC
Italy Govt.	06/20/25	1.000%(Q)	200	1.268%	(2,399)	(4,677)	2,278	Bank of America, N.A.
					$(5,997)	$(11,746)	$5,749

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		2,116	$135,192	$(108,610)	$(243,802)
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)		1,600	(67,708)	(69,211)	(1,503)
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)		2,700	179	31,208	31,029
CDX.NA.IG.34.V1	06/20/30	1.000%(Q)		16,700	56,266	259,297	203,031
CDX.NA.IG.35.V1	12/20/30	1.000%(Q)		2,600	(9,700)	(2,007)	7,693
iTraxx Europe Crossover S32.V1	06/20/29	1.000%(Q)	EUR	3,100	(16,652)	(10,611)	6,041
					$97,577	$100,066	$2,489

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)	1,354	3.808%	$86,398	$69,510	$(16,888)
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	4,170	4.075%	173,398	179,801	6,403
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	10,630	0.846%	35,803	78,237	42,434
					$295,599	$327,548	$31,949

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.AAA.8	10/17/57	0.500%(M)	1,200	*	$10,049	$(61,340)	$71,389	Goldman Sachs International
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	1,500	3 Month BBSW plus 42bps(Q)	1,035	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$7,437	$—	$7,437
AUD	1,500	3 Month BBSW plus 42.25bps(Q)	1,035	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	7,563	—	7,563
							$15,000	$—	$15,000

Inflation swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	3,600	05/15/22	0.090%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$5,064	$5,064
EUR	800	07/15/22	0.330%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	92	1,750	1,658
EUR	500	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	4	(21,385)	(21,389)
EUR	100	11/15/39	1.410%(T)	France CPI ex Tobacco Household(2)(T)	—	8,938	8,938
GBP	1,900	09/15/24	3.850%(T)	U.K. Retail Price Index(2)(T)	—	123,476	123,476
GBP	9,200	01/15/25	3.330%(T)	U.K. Retail Price Index(2)(T)	240,698	153,958	(86,740)
GBP	2,000	02/15/25	3.257%(T)	U.K. Retail Price Index(1)(T)	—	(13,597)	(13,597)
GBP	1,300	02/15/25	3.258%(T)	U.K. Retail Price Index(1)(T)	—	(8,925)	(8,925)
GBP	900	02/15/25	3.262%(T)	U.K. Retail Price Index(1)(T)	—	(6,482)	(6,482)
GBP	220	11/15/28	3.603%(T)	U.K. Retail Price Index(2)(T)	—	14,516	14,516
GBP	100	12/15/28	3.633%(T)	U.K. Retail Price Index(2)(T)	—	7,102	7,102
GBP	300	01/15/30	3.386%(T)	U.K. Retail Price Index(2)(T)	—	993	993
GBP	500	01/15/30	3.438%(T)	U.K. Retail Price Index(2)(T)	—	6,139	6,139
GBP	400	01/15/30	3.480%(T)	U.K. Retail Price Index(2)(T)	5,090	7,821	2,731
GBP	200	02/15/30	3.436%(T)	U.K. Retail Price Index(2)(T)	—	1,358	1,358
GBP	1,300	02/15/30	3.450%(T)	U.K. Retail Price Index(2)(T)	650	11,975	11,325
GBP	1,900	02/15/30	3.453%(T)	U.K. Retail Price Index(2)(T)	—	18,486	18,486
GBP	510	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	16,183	35,354	19,171
GBP	80	04/15/31	3.140%(T)	U.K. Retail Price Index(2)(T)	(7,514)	(3,412)	4,102
GBP	2,020	06/15/31	3.100%(T)	U.K. Retail Price Index(2)(T)	(235,209)	(123,632)	111,577
GBP	70	10/15/31	3.530%(T)	U.K. Retail Price Index(2)(T)	1,709	4,563	2,854
	600	07/25/21	1.432%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(1,993)	(1,993)
	600	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	9,059	8,194	(865)
	1,100	08/06/21	1.432%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(3,546)	(3,546)
	1,500	08/14/21	1.825%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(6,283)	(6,283)
A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Inflation swap agreements outstanding at September 30, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
900	08/14/21	1.840%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$(39)	$(3,634)	$(3,595)
1,300	08/26/21	1.863%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(144)	(2,833)	(2,689)
3,480	09/09/21	1.445%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(9,968)	(9,968)
2,100	09/20/21	1.580%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(12,736)	(12,736)
1,900	09/20/21	1.592%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(183)	(11,986)	(11,803)
1,200	10/01/21	1.488%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(5,578)	(5,578)
600	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(11,074)	(11,074)
3,320	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(104,277)	(104,277)
1,255	04/13/23	2.220%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(44,498)	(44,498)
800	05/08/23	2.560%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(129,960)	(103,157)	26,803
1,680	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	3,203	106,722	103,519
750	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	52,115	52,115
760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	53,117	53,117
200	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(33)	13,804	13,837
2,400	11/04/29	1.760%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(1,931)	(13,079)	(11,148)
281	03/30/30	1.235%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	16,810	16,810
1,123	03/30/30	1.269%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	63,052	63,052
281	03/30/30	1.298%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	14,930	14,930
468	03/31/30	1.176%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	30,894	30,894
497	04/03/30	1.099%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	36,987	36,987
498	04/28/30	1.311%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	26,307	26,307
1,800	05/19/30	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(108,898)	(108,898)
706	05/29/30	1.367%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	37,608	37,608
665	06/15/30	1.502%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	29,966	29,966
163	07/30/30	1.745%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	4,400	4,400
617	08/28/30	1.956%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(230)	(230)
87	09/29/30	1.838%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	687	687
				$(98,325)	$275,883	$374,208

Inflation swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreement:
3,000	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$39,644	$—	$39,644	Bank of America, N.A.
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	400	01/04/21	8.880%(T)	1 Day BROIS(2)(T)	$(1,546)	$6,707	$8,253
CAD	1,400	03/03/22	1.270%(S)	3 Month CDOR(2)(S)	—	11,955	11,955
CAD	500	06/17/22	1.500%(S)	3 Month CDOR(2)(S)	1,650	7,338	5,688
CAD	900	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	15,401	15,401
CAD	1,100	06/17/25	1.500%(S)	3 Month CDOR(2)(S)	(7,769)	31,805	39,574
CAD	400	06/19/29	2.500%(S)	3 Month CDOR(2)(S)	12,293	40,407	28,114
CAD	500	10/02/29	1.713%(S)	3 Month CDOR(2)(S)	47	25,112	25,065
CAD	300	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	1,692	18,893	17,201
CAD	2,600	06/17/30	1.500%(S)	3 Month CDOR(2)(S)	(3,421)	90,273	93,694
CAD	1,400	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	44,547	337,586	293,039
A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	1,600	03/07/49	2.565%(S)	3 Month CDOR(2)(S)	$20,581	$327,078	$306,497
CHF	5,900	09/16/25	(0.500)%(A)	6 Month CHF LIBOR(2)(S)	4,672	33,416	28,744
CZK	5,900	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	28,740	28,740
EUR	700	12/15/22	(0.300)%(A)	6 Month EURIBOR(1)(S)	(1,110)	(3,057)	(1,947)
EUR	11,200	12/15/25	(0.150)%(A)	6 Month EURIBOR(2)(S)	93,921	179,375	85,454
EUR	2,400	03/17/26	(0.500)%(A)	6 Month EURIBOR(2)(S)	(19,607)	(13,552)	6,055
EUR	1,300	06/19/29	1.310%(A)	6 Month EURIBOR(2)(S)	38,463	115,919	77,456
EUR	5,200	12/15/30	0.250%(A)	6 Month EURIBOR(2)(S)	232,524	292,628	60,104
EUR	900	03/17/31	(0.250)%(A)	6 Month EURIBOR(2)(S)	(12,812)	(5,659)	7,153
GBP	3,600	12/16/22	0.250%(A)	1 Day SONIA(2)(A)	30,669	29,652	(1,017)
GBP	1,600	12/16/25	0.500%(A)	1 Day SONIA(2)(A)	45,936	53,027	7,091
GBP	2,000	12/16/30	0.500%(A)	1 Day SONIA(2)(A)	88,473	87,789	(684)
GBP	200	09/16/50	0.500%(S)	6 Month GBP LIBOR(2)(S)	(3,497)	(5,457)	(1,960)
GBP	800	12/16/50	0.500%(A)	1 Day SONIA(2)(A)	62,299	57,246	(5,053)
HUF	83,400	03/20/24	1.500%(A)	6 Month BUBOR(2)(S)	2,522	4,527	2,005
JPY	2,680,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(36,218)	(54,900)	(18,682)
JPY	1,650,000	06/19/29	0.200%(S)	6 Month JPY LIBOR(1)(S)	(247,560)	(279,697)	(32,137)
JPY	230,000	06/19/33	1.500%(S)	6 Month JPY LIBOR(1)(S)	(355,879)	(400,674)	(44,795)
JPY	590,975	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	12,010	191,241	179,231
JPY	530,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	131,306	227,103	95,797
KRW	188,000	09/16/30	0.927%(Q)	3 Month KRW LIBOR(2)(Q)	(1,002)	(909)	93
MXN	22,000	07/07/25	4.870%(M)	28 Day Mexican Interbank Rate(2)(M)	3,421	(6,712)	(10,133)
NZD	1,800	04/15/27	0.501%(S)	3 Month BBR(1)(Q)	2,124	(20,567)	(22,691)
NZD	700	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	1,905	(101,804)	(103,709)
NZD	650	04/15/37	0.870%(S)	3 Month BBR(1)(Q)	(302)	(2,296)	(1,994)
PLN	1,600	01/30/29	2.405%(A)	6 Month WIBOR(2)(S)	—	60,687	60,687
	8,700	12/18/21	2.500%(S)	3 Month LIBOR(1)(Q)	(66,093)	(304,890)	(238,797)
	42,900	03/18/22	—(8)	—(8)	597	(7,838)	(8,435)
	15,500	04/26/22	—(3)	—(3)	—	(1,419)	(1,419)
	11,000	06/17/22	1.000%(S)	3 Month LIBOR(1)(Q)	(168,632)	(179,300)	(10,668)
	9,000	04/27/23	—(6)	—(6)	—	3,971	3,971
	2,650	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	(84,449)	(84,449)
	1,500	03/07/24	—(7)	—(7)	—	3,573	3,573
	2,100	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	(62,951)	(62,951)
	2,450	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	(69,887)	(69,887)
	5,600	09/06/24	—(4)	—(4)	464	3,758	3,294
	1,650	09/17/24	1.360%(S)	3 Month LIBOR(1)(Q)	—	(52,191)	(52,191)
	1,600	10/04/24	—(5)	—(5)	—	3,931	3,931
	5,518	11/30/24	0.100%(A)	1 Day USOIS(2)(A)	3,254	1,681	(1,573)
	6,500	12/18/24	2.500%(S)	3 Month LIBOR(2)(Q)	593,196	649,038	55,842
	3,900	05/31/25	2.959%(S)	3 Month LIBOR(1)(Q)	—	(516,313)	(516,313)
	2,700	05/31/25	2.986%(S)	3 Month LIBOR(1)(Q)	—	(361,154)	(361,154)
	2,700	06/17/25	1.250%(S)	3 Month LIBOR(1)(Q)	(119,491)	(126,547)	(7,056)
	4,200	12/16/25	1.000%(S)	3 Month LIBOR(1)(Q)	(127,769)	(132,465)	(4,696)
	1,800	06/19/26	3.000%(S)	3 Month LIBOR(1)(Q)	(43,696)	(282,158)	(238,462)
	9,616	05/15/27	0.260%(A)	1 Day USOIS(1)(A)	(32,278)	1,419	33,697
	63,243	05/15/27	0.450%(S)	3 Month LIBOR(1)(Q)	(58,836)	61,316	120,152
	6,000	01/15/28	0.400%(S)	3 Month LIBOR(2)(Q)	(47,927)	(53,401)	(5,474)
	1,000	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	64,162	(136,705)	(200,867)
	1,200	12/10/29	2.000%(S)	3 Month LIBOR(1)(Q)	(23,428)	(153,922)	(130,494)
	800	12/18/29	1.500%(S)	3 Month LIBOR(1)(Q)	6,130	(64,909)	(71,039)
	2,100	12/18/29	1.500%(S)	3 Month LIBOR(1)(Q)	37,577	(170,386)	(207,963)
	5,500	01/06/30	1.625%(S)	3 Month LIBOR(1)(Q)	(88,069)	(503,464)	(415,395)
	3,200	01/15/30	2.000%(S)	3 Month LIBOR(1)(Q)	(13,623)	(404,907)	(391,284)
	1,550	06/17/30	1.250%(S)	3 Month LIBOR(1)(Q)	(90,039)	(88,942)	1,097
	300	06/17/30	1.250%(S)	3 Month LIBOR(1)(Q)	(13,482)	(17,214)	(3,732)
	11,940	06/24/30	0.689%(S)	3 Month LIBOR(1)(Q)	—	(22,350)	(22,350)
A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	12,170	07/08/30	0.680%(S)	3 Month LIBOR(1)(Q)	$—	$1,765	$1,765
	5,300	12/16/30	1.000%(S)	3 Month LIBOR(1)(Q)	(180,748)	(141,279)	39,469
	2,120	07/20/45	0.560%(A)	1 Year SOFR(1)(A)	13,591	131,052	117,461
	700	08/19/45	0.740%(A)	1 Year SOFR(1)(A)	—	14,608	14,608
	10,207	11/15/45	0.800%(S)	3 Month LIBOR(1)(Q)	301,832	684,329	382,497
	1,594	02/15/47	1.000%(S)	3 Month LIBOR(1)(Q)	19,318	40,926	21,608
	483	03/17/50	0.900%(S)	3 Month LIBOR(1)(Q)	8,194	26,115	17,921
	179	03/18/50	0.792%(S)	3 Month LIBOR(1)(Q)	—	14,769	14,769
	186	03/19/50	0.818%(S)	3 Month LIBOR(1)(Q)	—	14,067	14,067
	1,100	06/17/50	1.500%(S)	3 Month LIBOR(1)(Q)	(173,294)	(118,980)	54,314
	300	12/16/50	1.250%(S)	3 Month LIBOR(1)(Q)	(19,701)	(10,886)	8,815
ZAR	6,200	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	1,634	32,847	31,213
					$(76,825)	$(1,001,121)	$(924,296)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
KRW	604,200	03/20/24	1.725%(Q)	3 Month KWCDC(2)(Q)	$15,845	$—	$15,845	Bank of America, N.A.
KRW	1,735,900	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	101,694	—	101,694	BNP Paribas S.A.
KRW	442,000	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	25,894	—	25,894	Standard Chartered Bank, London
KRW	442,300	06/19/29	1.718%(Q)	3 Month KWCDC(2)(Q)	24,028	—	24,028	Goldman Sachs Bank USA
RUB	383,500	11/20/21	6.500%(A)	3 Month MosPRIME(2)(Q)	339,888	—	339,888	Goldman Sachs Bank USA
RUB	328,700	11/20/21	6.500%(A)	3 Month MosPRIME(2)(Q)	291,320	1,187	290,133	Goldman Sachs Bank USA
RUB	197,200	11/20/21	6.500%(A)	3 Month MosPRIME(2)(Q)	174,774	(860)	175,634	Goldman Sachs Bank USA
					$973,443	$327	$973,116

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Potfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.70 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.20 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(7)The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.125 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at September 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
10 Year Euro-Bund Futures(M)	–	Bank of America, N.A.	10/13/20	EUR (13,981)	$(181,580)	$—	$(181,580)
10 Year Gilt Futures(M)	–	Bank of America, N.A.	12/29/20	GBP 1,356	6,143	—	6,143
10 Year Heng Sang Futures(M)	–	JPMorgan Chase Bank, N.A.	10/29/20	HKD 32,677	16,098	—	16,098
A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
10 Year Japan Bond Futures(M)	–	Bank of America, N.A.	12/14/20	JPY 3,797,639	$48,458	$—	$48,458
10 Year U.S. Treasury Notes Futures(M)	–	Bank of America, N.A.	10/13/20	32,535	(23,928)	—	(23,928)
2U, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(186)	14,903	—	14,903
3M Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	99	—	—	—
A.O. Smith Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	158	14,140	—	14,140
Aaron’s, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	137	3,832	—	3,832
Abbott Laboratories(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	41	1,225	—	1,225
AbbVie, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	492	(19,859)	—	(19,859)
Abcam PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (119)	11,257	—	11,257
ABC-Mart, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 9,641	2,337	—	2,337
Abiomed, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(36)	83	—	83
Acadia Healthcare Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	21	(357)	—	(357)
Accenture PLC (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	229	(11,727)	—	(11,727)
Acciona SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 17	(1,580)	—	(1,580)
Accor SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (182)	15,023	—	15,023
Acerinox SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 62	1,645	—	1,645
ACI Worldwide, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	73	2,420	—	2,420
ACOM(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (11,648)	(11,602)	—	(11,602)
Activision Blizzard, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	227	3,883	—	3,883
Acuity Brands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	400	(13,921)	—	(13,921)
Adient PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(102)	4,694	—	4,694
Admiral Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (8)	189	—	189
Adobe Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	135	2,809	—	2,809
ADT, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	147	(25,091)	—	(25,091)
Adtalem Global Education, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	142	(27,784)	—	(27,784)
Advance Auto Parts, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	27	(106)	—	(106)
Advanced Micro Devices, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(177)	(1,941)	—	(1,941)
Advantest Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (3,984)	(1,294)	—	(1,294)
A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
AECOM(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(280)	$(27,181)	$—	$(27,181)
AENA SME SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (205)	9,381	—	9,381
AEON Financial Services Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 16,276	981	—	981
AES Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(158)	(4,728)	—	(4,728)
AFLAC, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(275)	5,210	—	5,210
Afterpay Touch Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (171)	(11,483)	—	(11,483)
AGCO Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	91	(1,086)	—	(1,086)
Aggreko PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 121	(19,580)	—	(19,580)
Agilent Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	154	4,747	—	4,747
Agios Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(300)	33,888	—	33,888
AGL Energy Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 1,167	(68,965)	—	(68,965)
AIA Group Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (4,777)	31,508	—	31,508
Air France-KLM(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 63	(11,252)	—	(11,252)
Air Lease Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	180	(9,690)	—	(9,690)
Air Liquide SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (98)	5,694	—	5,694
Air Products and Chemicals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(127)	1,706	—	1,706
Air Water, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 6,898	342	—	342
Airbus SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (621)	77,269	—	77,269
Aisin Seiki Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 19,253	(5,780)	—	(5,780)
Ajinomoto Co., Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (14,927)	(13,359)	—	(13,359)
Akamai Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	112	1,836	—	1,836
Alaska Air Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	88	(8,743)	—	(8,743)
Albemarle Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	165	51	—	51
Alcoa Corp. (M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(241)	42,160	—	42,160
Alexion Pharmaceuticals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	342	19,440	—	19,440
Alfresa Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 25,692	19,384	—	19,384
Align Technology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	119	1,230	—	1,230
Alkermes PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	19	113	—	113
A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Alleghany Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(254)	$9,363	$—	$9,363
Allegheny Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(135)	3,855	—	3,855
Allegion PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(51)	(353)	—	(353)
Allete, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(83)	571	—	571
Alliance Data Systems Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	351	(28,643)	—	(28,643)
Alliant Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(236)	8,179	—	8,179
Allison Transmission Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	106	(283)	—	(283)
Allstate Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	243	4,208	—	4,208
Ally Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	3	121	—	121
Alnylam Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(80)	(12,171)	—	(12,171)
Alphabet, Inc.(Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	924	(47,896)	—	(47,896)
Alps Alpine Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 13,614	(14,016)	—	(14,016)
Alston SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (98)	10,046	—	10,046
Alteryx, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(222)	(3,953)	—	(3,953)
Altice USA, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(648)	16,884	—	16,884
Altium Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (78)	(4,327)	—	(4,327)
Altria Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(49)	3,340	—	3,340
Alumina Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (124)	5,607	—	5,607
Amada Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 17,288	(1,818)	—	(1,818)
Amadeus IT Group SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (135)	6,527	—	6,527
Amazon.com, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	485	(15,392)	—	(15,392)
AMC Networks, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	250	27,929	—	27,929
Amcor PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(218)	(793)	—	(793)
Amdocs Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	293	1,982	—	1,982
Amedisys, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(220)	(4,840)	—	(4,840)
AMERCO(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	136	(7,769)	—	(7,769)
Ameren Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(343)	(3,067)	—	(3,067)
American Airlines Group, Inc.(M)	1 Day USOIS -141.9 bps(M)	Goldman Sachs International	10/13/20	(601)	34,666	—	34,666
A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
American Eagle Outfitters, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	37	$3,900	$—	$3,900
American Electric Power Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(249)	(5,584)	—	(5,584)
American Express Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(585)	20,552	—	20,552
American Financial Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	30	(346)	—	(346)
American International Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(360)	12,482	—	12,482
American Water Works Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	60	254	—	254
Ameriprise Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	324	7,196	—	7,196
AmerisourceBergen Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	279	2,089	—	2,089
AMETEK, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(119)	221	—	221
Amgen, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	250	8,753	—	8,753
AMP Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (482)	23,867	—	23,867
Amphenol Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(9)	(141)	—	(141)
Ampol Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 196	(1,266)	—	(1,266)
Analog Devices, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	84	951	—	951
Anaplan, Inc.(M	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(137)	(10,537)	—	(10,537)
Anglo American PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 133	(808)	—	(808)
Anritsu Corp.(M)	1 Day TONAT -150 bps(M)	Goldman Sachs International	10/13/20	JPY (7,746)	(6,842)	—	(6,842)
Ansell Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 451	7,845	—	7,845
ANSYS, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	46	1,068	—	1,068
Antero Resources Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	83	(2,609)	—	(2,609)
Anthem, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	478	2,253	—	2,253
Antofagasta PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (80)	7,533	—	7,533
AON PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(263)	(3,444)	—	(3,444)
Aozora Bank Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 3,308	(1,075)	—	(1,075)
APA Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (712)	(7,677)	—	(7,677)
Apache Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(632)	158,846	—	158,846
Apple, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(147)	197	—	197
Applied Materials, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	233	16,101	—	16,101
A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
AptarGroup, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(322)	$12,840	$—	$12,840
Aptiv PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(458)	(32,218)	—	(32,218)
Aramark Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	214	(17,091)	—	(17,091)
Arch Capital Group Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(35)	2,574	—	2,574
Archer Daniels Midland Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	256	2,449	—	2,449
Arconic Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	102	(8,945)	—	(8,945)
Arista Networks, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(442)	6,582	—	6,582
Aristocrat Leisure Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 279	11,397	—	11,397
Arkema SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 87	(5,024)	—	(5,024)
Armstrong World Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(304)	3,581	—	3,581
Arrow Electronics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	465	865	—	865
Arrowhead Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(243)	(53,434)	—	(53,434)
Arthur J. Gallagher & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(90)	(2,049)	—	(2,049)
Asahi Glass Co., Ltd. (Japan)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 67,162	(1,016)	—	(1,016)
Asahi Group Holdings Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 20,697	2,423	—	2,423
Asahi Intecc, Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (48,158)	(33,202)	—	(33,202)
Asahi Kasei Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 28,116	1,740	—	1,740
ASGN, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	299	(28,742)	—	(28,742)
Ashland Global Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(218)	9,594	—	9,594
Ashmore Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (37)	4,847	—	4,847
Ashtead Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (52)	1,325	—	1,325
Asics Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (27,883)	(5,609)	—	(5,609)
ASM Pacific Technology Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (268)	(168)	—	(168)
Asos PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 84	9,774	—	9,774
Aspen Technology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	168	854	—	854
Associated Ban-Corp(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	76	(3,499)	—	(3,499)
Associated British Foods PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 59	(2,455)	—	(2,455)
Assurant, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	218	(72)	—	(72)
A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Assured Guaranty Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	180	$8,406	$—	$8,406
Astellas Pharma, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 11,979	(2,073)	—	(2,073)
AstraZeneca PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (154)	(1,793)	—	(1,793)
AT&T, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	109	(3,203)	—	(3,203)
Athene Holding Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(87)	5,519	—	5,519
Atlas Arteria Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (359)	(6,223)	—	(6,223)
Atlassian Corp. PLC (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(150)	(9,170)	—	(9,170)
Atmos Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(311)	1,757	—	1,757
Atos SE(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 159	(5,777)	—	(5,777)
Aurizon Holdings Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 218	(387)	—	(387)
AusNet Services Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (355)	(6,033)	—	(6,033)
Australia and New Zealand Banking Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (17)	343	—	343
Auto Trader Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 46	1,136	—	1,136
Autodesk, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	74	(526)	—	(526)
Autoliv, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(301)	21,517	—	21,517
Automatic Data Processing, Inc.(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (204)	3,322	—	3,322
Automatic Data Processing, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(42)	(1,050)	—	(1,050)
Autonation, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	453	(30,340)	—	(30,340)
AutoZone, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(22)	—	—	—
Avalara, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(98)	(4,218)	—	(4,218)
Avangrid, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(104)	(2,999)	—	(2,999)
Avanos Medical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(127)	(4,674)	—	(4,674)
Avast PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 46	(2,150)	—	(2,150)
Avery Dennison Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(141)	(12,214)	—	(12,214)
Avient Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	256	(7,581)	—	(7,581)
Avis Budget Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(57)	12,720	—	12,720
Aviva PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 470	(5,878)	—	(5,878)
Avnet, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	159	(9,481)	—	(9,481)
A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
AXA Equitable Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	397	$(34,774)	$—	$(34,774)
Axalta Coatings System Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(62)	1,262	—	1,262
AXA-UAP SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 149	(17,027)	—	(17,027)
Axis Capital Holdings Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(379)	22,496	—	22,496
Axon Enterprise, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(336)	(19,297)	—	(19,297)
Azbil Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 3,410	5,191	—	5,191
B&M European Value Retail SA(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (138)	(13,136)	—	(13,136)
Babcock International Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 117	1,543	—	1,543
BAE Systems PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 246	(21,208)	—	(21,208)
Baker Hughes Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(535)	32,056	—	32,056
Balfour Beatty PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 86	(5,152)	—	(5,152)
Ball Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(910)	(15,518)	—	(15,518)
Banco Bilbao Vizcaya Argentaria SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 77	(4,487)	—	(4,487)
Banco De Sabadell SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 59	(12,585)	—	(12,585)
Banco Santander Central Hispano SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 42	(4,236)	—	(4,236)
BancorpSouth, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(134)	8,945	—	8,945
Bandai Namco Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (18,822)	(26,957)	—	(26,957)
Bank of America Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(107)	6,473	—	6,473
Bank of Hawaii Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(134)	5,921	—	5,921
BanK of Kyoto Ltd. (The)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (9,082)	(6,286)	—	(6,286)
Bank Of New York Mellon (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	216	2,110	—	2,110
Bank of Queensland Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (18)	742	—	742
BankUnited, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(17)	1,011	—	1,011
Barclays PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 102	(9,036)	—	(9,036)
Barclays Short Covid Winners Index(Q)	3 Month LIBOR +11bps(Q)	Barclays Bank PLC	9/09/21	(454)	(30,375)	—	(30,375)
Barratt Developments PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 35	(2,396)	—	(2,396)
Baxter International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	190	(5,372)	—	(5,372)
Beach Energy Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 656	(1,074)	—	(1,074)
A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Beazley PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (96)	$30,011	$—	$30,011
Becton, Dickinson and Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	78	(1,194)	—	(1,194)
Belden, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	124	(3,295)	—	(3,295)
Bellway PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 228	(2,347)	—	(2,347)
Bendigo and Adelaide Bank Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 19	(671)	—	(671)
Benefit One, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (16,925)	(11,572)	—	(11,572)
Benesse Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 2,881	1,200	—	1,200
Berkeley Group Holdings PLC (The)(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (186)	12,060	—	12,060
Berry Global Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	93	—	—	—
Best Buy Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	393	11,193	—	11,193
Beyond Meat(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(519)	(104,069)	—	(104,069)
BGC Partners, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(184)	6,637	—	6,637
BHP Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (100)	5,134	—	5,134
Bio Rad Laboratories, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	522	14,437	—	14,437
Biogen, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	701	26,629	—	26,629
Biomarin Pharmaceutical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(28)	513	—	513
BioMérieux, Inc.(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (117)	(15,189)	—	(15,189)
Bio-Techne Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(24)	221	—	221
BJ’s Wholesale Club Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	127	(424)	—	(424)
Black Hills Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(197)	4,888	—	4,888
Black Knight, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(54)	(3,137)	—	(3,137)
Blackbaud, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	54	(1,100)	—	(1,100)
BlackRock, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	41	210	—	210
Bloomberg Commodity Total Return Index(M)	1 Month LIBOR +11bps(M)	Merrill Lynch International	3/30/21	15,000	2,120,976	—	2,120,976
Bluebird Bio, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(280)	14,779	—	14,779
BlueScope Steel Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 103	(1,519)	—	(1,519)
BNP Long S&P 500 Banks Index(Q)	3 Month LIBOR +15bps(Q)	BNP Paribas S.A.	9/14/21	408	(25,683)	—	(25,683)
BNP Short IPOs Index(Q)	3 Month LIBOR -100bps(Q)	BNP Paribas S.A.	9/22/21	(270)	(29,943)	—	(29,943)
A83

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BNP Short IPOs Index(Q)	3 Month LIBOR -100bps(Q)	BNP Paribas S.A.	9/22/21	(116)	$(10,546)	$—	$(10,546)
BNP Paribas SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 380	(67,101)	—	(67,101)
BOC Hong Kong Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 849	(6,364)	—	(6,364)
Boeing Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(740)	(19,257)	—	(19,257)
BOK Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(11)	614	—	614
Bolloré Investissements SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 60	(771)	—	(771)
boohoo Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 231	74,035	—	74,035
Booking Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	663	(48,688)	—	(48,688)
Booz Allen Hamilton Holding Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	198	(6,739)	—	(6,739)
Boral Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 19	1,778	—	1,778
Borgwarner, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	277	(22,756)	—	(22,756)
Boston Beer Co., Inc. (The)(Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	111	8,337	—	8,337
Boston Scientific Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	83	(6,620)	—	(6,620)
Bouygues SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 12	(59)	—	(59)
Boyd Gaming Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	41	—	—	—
BP PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (144)	26,217	—	26,217
Brambles Industries Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 11	147	—	147
Bridgestone Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 11,455	(1,322)	—	(1,322)
Bright Horizons Family Solutions(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(610)	(72,061)	—	(72,061)
Brighthouse Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	273	(30,932)	—	(30,932)
Brink’s Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(163)	15,944	—	15,944
Brinker International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	397	(12,846)	—	(12,846)
Bristol-Myers Squibb Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	215	4,030	—	4,030
British American Tobacco PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 299	16,328	—	16,328
Britvic PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 103	(5,208)	—	(5,208)
Broadcom, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	28	214	—	214
Broadridge Financial Solutions, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(55)	1,555	—	1,555
Brother Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 37,098	(9,143)	—	(9,143)
A84

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Brown & Brown, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(77)	$91	$—	$91
Brown-Forman Corp. (Class B)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(186)	13,357	—	13,357
Bruker Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	97	789	—	789
Brunswick Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	253	(5,126)	—	(5,126)
BT Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 368	(49,303)	—	(49,303)
Budweiser Brewing Co., APAC Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (3,911)	48,237	—	48,237
Bunge Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(149)	628	—	628
Bunzl PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (69)	(3,843)	—	(3,843)
Burberry Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (166)	(9,733)	—	(9,733)
Bureau Veritas SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (45)	75	—	75
Burlington Stores, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(231)	5,466	—	5,466
BWX Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(25)	868	—	868
C.H. Robinson Worldwide, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(23)	(735)	—	(735)
Cable One, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(260)	(9,622)	—	(9,622)
Cabot Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	162	(8,832)	—	(8,832)
Cabot Microelectronics Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	112	(1,609)	—	(1,609)
Cabot Oil & Gas Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(178)	11,531	—	11,531
Caci International, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	241	(12,735)	—	(12,735)
Cadence Design Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	130	2,814	—	2,814
Caesars Entertainment, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	70	8,034	—	8,034
CaixaBank SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 127	(16,891)	—	(16,891)
Calbee, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (1,363)	(236)	—	(236)
Campbell Soup Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	114	6,956	—	6,956
Canon Marketing Japan, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 11,658	11,269	—	11,269
Canon, Inc,(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (14,102)	(573)	—	(573)
Cantel Medical Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	77	(10,815)	—	(10,815)
Capcom Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (20,605)	(23,344)	—	(23,344)
Capgemini SE(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 66	(5,112)	—	(5,112)
A85

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Capita PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (42)	$(1,318)	$—	$(1,318)
Capital One Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(20)	(314)	—	(314)
Capri Holdings Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	177	393	—	393
Cardinal Health, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	134	(5,673)	—	(5,673)
Carlisle Cos., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	301	(4,437)	—	(4,437)
CarMax, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(188)	23,686	—	23,686
Carnival Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(92)	13,697	—	13,697
Carpenter Technology Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(106)	7,808	—	7,808
Carrefour SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 145	(12,101)	—	(12,101)
Carrier Global Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	126	1,709	—	1,709
carsales.com(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 370	14,588	—	14,588
Carter’s, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	356	21,124	—	21,124
Carvana Co.(Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(188)	(46,868)	—	(46,868)
Casey’s General Stores, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(14)	(406)	—	(406)
Casino Guichard-Perrachon SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 100	(8,422)	—	(8,422)
Casio Computer Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (30,713)	(1,178)	—	(1,178)
Catalent, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(132)	(1,406)	—	(1,406)
Caterpillar, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(42)	1,083	—	1,083
Cathay General Bancorp(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	1	—	—	—
CBOE Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(192)	4,629	—	4,629
CDK Global, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	222	(6,045)	—	(6,045)
CDW Corp. (M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	64	5,181	—	5,181
Celanese Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	26	247	—	247
Cellnex Telecom SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (542)	(5,984)	—	(5,984)
Centene Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	169	1,867	—	1,867
Centennial Resource Development, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	77	2,075	—	2,075
CenterPoint Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(344)	3,167	—	3,167
Central Japan Railway Co.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 20,690	(9,587)	—	(9,587)
A86

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Centrica PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 223	$(27,688)	$—	$(27,688)
CenturyLink, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	366	(26,259)	—	(26,259)
Cerence, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	254	(14,976)	—	(14,976)
Ceridian HCM Holding, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(92)	(6,442)	—	(6,442)
Cerner Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	702	8,195	—	8,195
CF Industries Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	31	(2,343)	—	(2,343)
Challenger Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (357)	(4,137)	—	(4,137)
ChampionX Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(394)	57,311	—	57,311
Charles River Laboratories International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	513	40,489	—	40,489
Charles Schwab Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(77)	(1,908)	—	(1,908)
Charter Communications, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(380)	(6,857)	—	(6,857)
Chemed Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(142)	4,555	—	4,555
Chemours Co.(The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	235	2,131	—	2,131
Cheniere Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(393)	24,533	—	24,533
Chevron Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(194)	19,425	—	19,425
Chiba Bank, Ltd. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 12,125	(974)	—	(974)
Chipotle Mexican Grill, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(162)	8,723	—	8,723
Choice Hotels International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	60	—	—	—
Chubb Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(42)	1,790	—	1,790
Chubu Electric Power Co.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 20,781	(456)	—	(456)
Chugai Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (19,985)	(3,398)	—	(3,398)
Chugoku Electric Power Co., Inc. (The)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (12,773)	(3,938)	—	(3,938)
Church & Dwight Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(100)	(118)	—	(118)
Churchill Downs, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(119)	7,155	—	7,155
Cie Plastic Omnium SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (77)	(1,339)	—	(1,339)
Ciena Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	265	(15,941)	—	(15,941)
Cigna Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	302	(7,552)	—	(7,552)
Cimarex Energy Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(115)	3,811	—	3,811
A87

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
CIMIC Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (71)	$3,568	$—	$3,568
Cincinnati Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(268)	789	—	789
Cinemark Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	23	(6,365)	—	(6,365)
Cintas Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(90)	(1,750)	—	(1,750)
Cirrus Logic, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	47	8,912	—	8,912
Cisco Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(201)	—	—	—
CIT Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(327)	13,674	—	13,674
Citigroup, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(161)	25,982	—	25,982
Citizens Financial Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	150	(10,199)	—	(10,199)
Citrix Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	183	(4,494)	—	(4,494)
CK Asset Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 3,387	(32,228)	—	(32,228)
CK Hutchison Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 5,728	(27,363)	—	(27,363)
Clean Harbors, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(75)	1,088	—	1,088
Cleanaway Waste Management Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 67	(4,606)	—	(4,606)
Clorox Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	275	(11,748)	—	(11,748)
Close Brothers Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 27	(2,215)	—	(2,215)
CLP Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 902	(4,557)	—	(4,557)
CME Group, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(219)	235	—	235
CMS Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(643)	2,918	—	2,918
CNA Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	22	(1,122)	—	(1,122)
CNO Financial Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	164	(6,161)	—	(6,161)
CNP Assurances(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 159	(10,843)	—	(10,843)
CNX Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(47)	—	—	—
Coca-Cola Amatil Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 456	16,497	—	16,497
Coca-Cola Bottlers Japan Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 13,090	(62)	—	(62)
Coca-Cola Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(101)	2,280	—	2,280
Coca-Cola HBC AG(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 194	(18,809)	—	(18,809)
Cochlear Ltd., NPV(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (158)	(5,836)	—	(5,836)
A88

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Cognex Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(225)	$(7,610)	$—	$(7,610)
Cognizant Technology Solutions Corp. (ClassA)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	242	10,953	—	10,953
Coherent, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(214)	(2,766)	—	(2,766)
Coles Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (120)	(952)	—	(952)
Colfax Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	40	(2,648)	—	(2,648)
Colgate-Palmolive Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	175	(893)	—	(893)
Columbia Sportswear Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	92	(1,864)	—	(1,864)
Comcast Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(141)	(5,237)	—	(5,237)
Comerica, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	17	(335)	—	(335)
Commerce Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(197)	813	—	813
Commercial Metals Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	477	(5,385)	—	(5,385)
Commonwealth Bank of Australia(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (311)	9,747	—	9,747
Commscope Holding Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(42)	1,438	—	1,438
Commvault Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	25	383	—	383
Compagnie de Saint-Gobain SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 477	2,584	—	2,584
Compass Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 41	(3,723)	—	(3,723)
Compass Minerals International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(121)	(6,450)	—	(6,450)
Computershare Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 117	(529)	—	(529)
Comsys Holdings Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (34,840)	(8,100)	—	(8,100)
Conagra Brands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	67	(17)	—	(17)
Concho Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(144)	12,817	—	12,817
Concordia Financial Group Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 3,717	493	—	493
Conocophillips(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(99)	4,501	—	4,501
Consolidated Edison, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(57)	(1,811)	—	(1,811)
Constellation Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(13)	—	—	—
Convatec Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (15)	764	—	764
Cooper Cos., Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	11	609	—	609
Copa Holdings SA(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	119	(9,409)	—	(9,409)
A89

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Copart, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(18)	$(323)	$—	$(323)
Corelogic, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	78	1,475	—	1,475
Corning, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(118)	2,141	—	2,141
Corteva, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	1	—	—	—
COSMOS Pharmaceutical Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (26,531)	(9,761)	—	(9,761)
CoStar Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(201)	(10,843)	—	(10,843)
Costco Wholesale Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(349)	(9,290)	—	(9,290)
Coupa Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(247)	(7,055)	—	(7,055)
Covetrus, Inc(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(225)	(41,812)	—	(41,812)
Cracker Barrel Old Country Store, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	99	(15,594)	—	(15,594)
Crane Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	79	(8,315)	—	(8,315)
Credit Acceptance Corp.(M)	1 Day USOIS -61.6 bps(M)	Goldman Sachs International	10/13/20	(223)	12,531	—	12,531
Credit Agricole SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 212	(31,435)	—	(31,435)
Credit Saison Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 27,461	(15,676)	—	(15,676)
Cree, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(387)	(25,213)	—	(25,213)
Croda International PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (283)	(11,347)	—	(11,347)
CrowdStrike Holdings, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(16)	(1,133)	—	(1,133)
Crown Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(86)	(1,545)	—	(1,545)
Crown Resorts Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 183	(5,218)	—	(5,218)
CSL Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 12	41	—	41
CSX Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(161)	(1,426)	—	(1,426)
Cullen/Frost Bankers, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(234)	14,817	—	14,817
Cummins, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	263	(1,012)	—	(1,012)
Curtiss-Wright Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	222	(7,587)	—	(7,587)
CVS Health Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	367	(5,971)	—	(5,971)
Cyber Agent, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (39,780)	(76,262)	—	(76,262)
D.R. Horton, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	52	4,120	—	4,120
Dai Nippon Printing Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 45,799	8,874	—	8,874
A90

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Daicel Chemical Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 21,860	$(7,145)	$—	$(7,145)
Daifuku Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (32,342)	(46,941)	—	(46,941)
Dai-ichi Life Insurance Co. (The)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (13,253)	6,186	—	6,186
Daiichi Sankyo Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 40,613	(14,818)	—	(14,818)
Daiichi Sankyo Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (27,235)	(9,838)	—	(9,838)
Daikin Industries Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (56,808)	3,152	—	3,152
Dainippon SCREEN Mfg. Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (9,360)	(6,786)	—	(6,786)
Daiwa Securities Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 6,619	(1,768)	—	(1,768)
Dana, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	330	(44,330)	—	(44,330)
Danaher Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	15	2	—	2
Danone SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (24)	1,217	—	1,217
Darden Restaurants, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	55	7,600	—	7,600
Darling Ingredients, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	225	11,889	—	11,889
Dassault Systemes SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (243)	(5,493)	—	(5,493)
DaVita HealthCare Partners, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	23	255	—	255
DCC Corp.(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 92	(7,456)	—	(7,456)
Dechra Pharmaceuticals PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (126)	4,779	—	4,779
Deckers Outdoor Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	495	39,281	—	39,281
Deere & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(98)	(2,758)	—	(2,758)
DELL Technologies, Inc. (Class B)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(202)	(2,106)	—	(2,106)
Delta Airlines, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(714)	26,224	—	26,224
Deluxe Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	32	(1,315)	—	(1,315)
DeNa Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 8,865	7,843	—	7,843
Denso Corp. ADR(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (19,681)	(8,920)	—	(8,920)
Dentsply Sirona(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	177	(1,588)	—	(1,588)
Dentsu, Inc. NPV(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (36,480)	(8,641)	—	(8,641)
Devon Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(256)	(1,594)	—	(1,594)
DexCom, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(239)	(7,928)	—	(7,928)
A91

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Diageo PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (353)	$(2,128)	$—	$(2,128)
Dick’s Sporting Goods, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	303	4,192	—	4,192
Direct Line Insurance(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 90	(9,953)	—	(9,953)
DISCO Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (14,329)	(10,636)	—	(10,636)
Discover Financial Services(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(161)	(6,799)	—	(6,799)
Discovery, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(89)	4,982	—	4,982
Dish Network Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(18)	2,240	—	2,240
Docusign, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(77)	(1,449)	—	(1,449)
Dolby Laboratories, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	96	363	—	363
Dollar General Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	46	2,836	—	2,836
Dollar Tree, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(60)	190	—	190
Dominion Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(672)	5,994	—	5,994
Domino’s Pizza Enterprises Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 4	—	—	—
Domino’s Pizza, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	152	13,070	—	13,070
Domtar Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	257	(5,979)	—	(5,979)
Donaldson Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(10)	244	—	244
Dover Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	111	(3,267)	—	(3,267)
Dow, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(86)	3,819	—	3,819
Dropbox, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	11	(607)	—	(607)
DS Smith PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 175	4,373	—	4,373
DTE Energy Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(77)	2,242	—	2,242
Duke Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(199)	(14,358)	—	(14,358)
Dunelm Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 6	—	—	—
Dunkin’ Brands Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	55	3,430	—	3,430
Dycom Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(148)	9,858	—	9,858
Eagle Materials, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(24)	(1,277)	—	(1,277)
East Japan Railway Co.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (15,840)	7,675	—	7,675
East West Bancorp, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	57	(3,723)	—	(3,723)
A92

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Eastman Chemical Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	260	$(3,185)	$—	$(3,185)
EasyJet PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 396	(69,789)	—	(69,789)
Eaton Corp. PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	308	(1,975)	—	(1,975)
Eaton Vance Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	41	(349)	—	(349)
eBay, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	618	(14,714)	—	(14,714)
EchoStar Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	88	(9,904)	—	(9,904)
Ecolab, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(188)	3,017	—	3,017
Edenred Group(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (79)	10,398	—	10,398
Edgewell Personal Care Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	201	(6,649)	—	(6,649)
Edison International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(306)	850	—	850
Edwards Lifesciences Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	95	(1,721)	—	(1,721)
Eiffage SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (107)	16,415	—	16,415
Eisai Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (17,513)	(8,477)	—	(8,477)
Elanco Animal Health, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(176)	2,340	—	2,340
Elastic NV(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(174)	(9,852)	—	(9,852)
Electric Power Development, Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 16,596	2,902	—	2,902
Electricite de France SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 422	30,371	—	30,371
Electronic Arts, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	319	5,824	—	5,824
Element Solutions, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(30)	2,492	—	2,492
Eli Lilly & Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	12	—	—	—
EMCOR Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	202	(8,516)	—	(8,516)
Emerson Electric Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	277	(12,545)	—	(12,545)
Enagas SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 20	(887)	—	(887)
Encompass Health Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(148)	(3,120)	—	(3,120)
Endesa SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 16	—	—	—
ENEOS Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 10,631	(5,672)	—	(5,672)
Energizer Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	224	(20,003)	—	(20,003)
EnerSys(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	193	(4,690)	—	(4,690)
A93

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Engie SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 317	$(16,251)	$—	$(16,251)
Enphase Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(140)	(30,355)	—	(30,355)
Entegris, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	1	76	—	76
Entergy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(128)	(208)	—	(208)
EOG Resources, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	95	(10,710)	—	(10,710)
EPAM Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(21)	(210)	—	(210)
EQT Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	103	(12,302)	—	(12,302)
Equifax, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(187)	11,336	—	11,336
Equitrans Midstream Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(147)	20,410	—	20,410
Erie Indemnity Co. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(329)	15,368	—	15,368
Essent Group Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(392)	5,843	—	5,843
Essential Utilities, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	138	1,030	—	1,030
EssilorLuxottica SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (88)	(4,006)	—	(4,006)
Estee Lauder Cos., Inc. (The)(Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	231	(275)	—	(275)
Etsy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	63	5,022	—	5,022
Eurofins Scientific SE(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 125	(1,067)	—	(1,067)
Euronet Worldwide, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	57	(1,427)	—	(1,427)
Eutelsat Communication SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 134	(12,502)	—	(12,502)
Evercore, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(24)	(1,583)	—	(1,583)
Everest Re Group Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	191	(14,381)	—	(14,381)
Evergy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(62)	2,209	—	2,209
Eversource Energy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(204)	3,938	—	3,938
Evolution Mining Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (73)	(259)	—	(259)
Evraz PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 88	4,842	—	4,842
Exact Sciences Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(236)	(77,852)	—	(77,852)
Exelixis, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	218	34,103	—	34,103
Exelon Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(82)	—	—	—
Expedia Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(279)	16,105	—	16,105
A94

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Expeditors International of Washington, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	22	$104	$—	$104
Experian Group Ltd.(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (163)	4,869	—	4,869
Extended Stay America, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	130	(4,855)	—	(4,855)
Exxon Mobil Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(28)	2,115	—	2,115
Ezaki Glico Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (3,161)	(1,396)	—	(1,396)
F.N.B. Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	71	(3,875)	—	(3,875)
F5 Networks, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	47	(200)	—	(200)
Facebook, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	844	(34,576)	—	(34,576)
FactSet Research Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(131)	(906)	—	(906)
Fair Isaac Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	121	1,636	—	1,636
FANCL Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (20,676)	6,221	—	6,221
Fanuc Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (20,620)	2,388	—	2,388
Fast Retailing Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (20,017)	1,477	—	1,477
Fastenal Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(106)	(719)	—	(719)
Faurecia(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (111)	12,378	—	12,378
Federated Investors, Inc. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	218	(14,322)	—	(14,322)
FedEx Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	309	14,083	—	14,083
FERROVIAL S.A.	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (430)	37,610	—	37,610
Fidelity National Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	36	(2,091)	—	(2,091)
Fidelity National Information Services, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(66)	—	—	—
Fifth Third Bancorp(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	90	856	—	856
Fireeye, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(108)	4,610	—	4,610
First American Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	70	(2,565)	—	(2,565)
First Citizens BancShares, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	30	(4,135)	—	(4,135)
First Financial Bankshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(254)	12,982	—	12,982
First Hawaiian, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(20)	1,735	—	1,735
First Horizon National Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(108)	(1,047)	—	(1,047)
First Republic Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(286)	1,124	—	1,124
A95

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
First Solar, Inc(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	62	$(2,678)	$—	$(2,678)
FirstCash, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(213)	18,034	—	18,034
FirstEnergy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(373)	5,313	—	5,313
Fiserv, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	28	1,915	—	1,915
Five Below, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(375)	(5,150)	—	(5,150)
FleetCor Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	60	801	—	801
Flight Centre Travel Group Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 210	11,225	—	11,225
FLIR Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	57	3,032	—	3,032
Floor & Decor Holdings, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(176)	(6,843)	—	(6,843)
Flowers Foods, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	29	814	—	814
Flowserve Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	49	(1,751)	—	(1,751)
Fluor Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(49)	3,253	—	3,253
FMC Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(72)	1,041	—	1,041
Foot Locker, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	329	(7,960)	—	(7,960)
Ford Motor Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(274)	12,190	—	12,190
Fortescue Metals Group Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 905	(54,511)	—	(54,511)
Fortinet, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	72	405	—	405
Fortive Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	99	—	—	—
Fortune Brands Home & Security, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	441	20,651	—	20,651
Fox Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(39)	530	—	530
FP Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (18,423)	(19,981)	—	(19,981)
Franklin Resources, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	126	1,324	—	1,324
Freeport-McMoRan, Inc. (Class B)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(169)	5,244	—	5,244
Frontdoor, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(120)	7,218	—	7,218
FTI Consulting, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	179	(9,148)	—	(9,148)
Fuji Electric Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 1,384	(345)	—	(345)
Fujifilm Holdings Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (15,553)	(6,787)	—	(6,787)
Fujitsu Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 17,438	13,602	—	13,602
A96

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Fukuoka Financial Group, Inc. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 32,655	$(9,243)	$—	$(9,243)
Fulton Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(22)	815	—	815
G4S PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 1	—	—	—
Galaxy Entertainment Group Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 345	(3,976)	—	(3,976)
Gap, Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(31)	791	—	791
Garmin Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(124)	6,652	—	6,652
Gartner, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(25)	1,196	—	1,196
GATX Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(45)	(301)	—	(301)
Generac Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	136	7,171	—	7,171
General Dynamics Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	201	(10,910)	—	(10,910)
General Electric Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(271)	(3,341)	—	(3,341)
General Mills, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(12)	—	—	—
General Motors Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	20	(1,359)	—	(1,359)
Gentex Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(107)	3,822	—	3,822
Genuine Parts Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	71	(3,217)	—	(3,217)
Getlink SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (196)	12,620	—	12,620
Gilead Sciences, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	352	(4,486)	—	(4,486)
Glacier Bancorp, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(148)	10,250	—	10,250
GlaxoSmithKline PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 2	(141)	—	(141)
Glencore PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (128)	15,414	—	15,414
Global ex US Index(Q)	3 Month LIBOR +20bps(Q)	Credit Suisse Securities (Europe) Ltd.	4/16/21	17,164	371,829	—	371,829
Global Life, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(335)	7,553	—	7,553
Global Payments, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(58)	(2,420)	—	(2,420)
Globus Medical, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	187	(22,954)	—	(22,954)
GMO Internet, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (10,723)	(2,785)	—	(2,785)
GMO Payment Gateway, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (38,807)	(18,829)	—	(18,829)
GoDaddy, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(81)	396	—	396
Goldwin, Inc.(M)	1 Day TONAT -125 bps(M)	Goldman Sachs International	10/13/20	JPY (10,075)	(7,941)	—	(7,941)
A97

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Goodyear Tire & Rubber Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(190)	$36,618	$—	$36,618
Graco, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	52	—	—	—
Graftech International Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	159	9,910	—	9,910
Graham Holdings Co. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	219	(1,745)	—	(1,745)
Grand Canyon Education, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(181)	12,241	—	12,241
Graphic Packaging Holding Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	321	1,026	—	1,026
Greif, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	211	(368)	—	(368)
Grifols SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (80)	(4,937)	—	(4,937)
Grocery Outlet Holding Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(595)	(3,138)	—	(3,138)
Groupe Renault(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (290)	40,824	—	40,824
Grupo ACS SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 78	(7,032)	—	(7,032)
Guardant Health, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(241)	(42,462)	—	(42,462)
Guidewire Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(77)	4,249	—	4,249
GungHo Online Entertainment, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 40,352	16,414	—	16,414
GVC Holdings PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 132	23,455	—	23,455
H&R Block, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	81	(2,835)	—	(2,835)
Haemonetics Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(47)	2,996	—	2,996
Hain Celestial Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(149)	(5,601)	—	(5,601)
Hakuhodo DY Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 19,923	(3,739)	—	(3,739)
Halliburton Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(354)	68,392	—	68,392
Halma PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (218)	(8,120)	—	(8,120)
Hamamatsu Photonics KK(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (33,025)	(25,846)	—	(25,846)
Hancock Whitney Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(113)	5,787	—	5,787
Hanesbrands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	357	7,399	—	7,399
Hang Lung Properties Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (1,501)	3,615	—	3,615
Hang Seng Bank Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (353)	2,670	—	2,670
Hankyu Hanshin Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (8,957)	779	—	779
Hargreaves Lansdown PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (225)	5,932	—	5,932
A98

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Harley-Davidson, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(122)	$18,206	$—	$18,206
Harmonic Drive Systems(M)	1 Day TONAT -175 bps(M)	Goldman Sachs International	10/13/20	JPY (9,792)	(16,750)	—	(16,750)
Hartford Financial Services Group, Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	132	(8,571)	—	(8,571)
Harvey Norman Holdings Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 619	34,236	—	34,236
Hasbro, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(206)	(11,423)	—	(11,423)
Haseko Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 41,765	(7,253)	—	(7,253)
Hawaiian Electric Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	81	(627)	—	(627)
Hays PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 117	(8,855)	—	(8,855)
HCA Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	251	(10,663)	—	(10,663)
HD Supply Holdings, Inc..(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(74)	876	—	876
Healthcare Services Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	235	10,276	—	10,276
HealthEquity, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(569)	92,091	—	92,091
HEICO Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(321)	12,388	—	12,388
Helen of Troy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(153)	3,794	—	3,794
Helmerich & Payne, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(64)	2,366	—	2,366
Henderson Land Development Co., Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 263	(586)	—	(586)
Henry Schein, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	84	(7,733)	—	(7,733)
Hermès International SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (205)	502	—	502
Hershey Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(77)	2,286	—	2,286
Hess Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(753)	83,995	—	83,995
Hewlett Packard Enterprise Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(104)	870	—	870
Hexcel Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	216	(21,111)	—	(21,111)
Hikari Tsushin, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (19,064)	(10,302)	—	(10,302)
Hikma Pharmaceuticals PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 17	(432)	—	(432)
Hill-Rom Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	260	(14,251)	—	(14,251)
Hilton Grand Vacations, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	41	(3,075)	—	(3,075)
Hilton Worldwide Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(74)	4,193	—	4,193
Hino Motors Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 31,395	(3,975)	—	(3,975)
A99

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Hirose Electric Co., Ltd(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (10,045)	$(8,668)	$—	$(8,668)
Hiscox Ltd.(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (188)	(50,105)	—	(50,105)
Hitachi Capital America Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 20,279	(1,353)	—	(1,353)
Hitachi Construction Machinery Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (15,599)	(4,544)	—	(4,544)
Hitachi Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 32,897	(526)	—	(526)
Hitachi Metals Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (17,119)	3,629	—	3,629
Hitachi Transport System Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 14,889	(7,489)	—	(7,489)
HKT Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (879)	4,436	—	4,436
HollyFrontier Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	181	(14,815)	—	(14,815)
Hologic, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	171	18,834	—	18,834
Home Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(66)	3,257	—	3,257
Home Depot, Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	32	143	—	143
HomeServe PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (162)	6,976	—	6,976
Honda Motor Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 22,652	(11,270)	—	(11,270)
Honeywell International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(259)	2,458	—	2,458
Hong Kong & China Gas Co., Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (7,583)	27,145	—	27,145
Horizon Therapeutics PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	84	5,982	—	5,982
Hormel Foods Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(91)	3,184	—	3,184
Hoshizaki Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (5,635)	(2,400)	—	(2,400)
House Foods Group, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (4,872)	(3,894)	—	(3,894)
Howard Hughes Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(53)	1,067	—	1,067
Howden Joinery Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (40)	—	—	—
Howmet Aerospace, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	148	(3,453)	—	(3,453)
HOYA Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (14,574)	(20,460)	—	(20,460)
HP, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	262	(9,436)	—	(9,436)
HSBC Holdings PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (225)	23,187	—	23,187
Hubbell, Inc. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	210	(6,721)	—	(6,721)
HubSpot, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(69)	(2,075)	—	(2,075)
A100

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Humana, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	426	$7,485	$—	$7,485
Huntington Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(28)	960	—	960
Huntington Ingalls Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	383	(4,279)	—	(4,279)
Huntsman Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	174	(3,020)	—	(3,020)
Hyatt Hotels Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	39	(2,666)	—	(2,666)
Hysan Development Co., Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 415	(2,444)	—	(2,444)
IAA, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(243)	4,336	—	4,336
IAC/Interactivecorp(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	161	(5,496)	—	(5,496)
Iberdrola SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (57)	975	—	975
Ibiden Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (7,329)	(1,980)	—	(1,980)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Bank of America, N.A.	12/21/20	(2,900)	24,331	—	24,331
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	BNP Paribas S.A.	12/21/20	(1,600)	(12,797)	—	(12,797)
ICU Medical, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	85	(3,837)	—	(3,837)
IDACORP, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(46)	3,232	—	3,232
Idemitsu Kosan Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (13,655)	2,662	—	2,662
IDEX Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(136)	(1,124)	—	(1,124)
IDEXX Laboratories, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(68)	(3,766)	—	(3,766)
IHI Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (7,033)	5,813	—	5,813
IHS Markit Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(40)	—	—	—
Iida Group Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 34,794	9,623	—	9,623
II-VI, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(240)	(9,242)	—	(9,242)
Iliad SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (44)	4,422	—	4,422
Illinois Tool Works, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	81	(635)	—	(635)
Illumina, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(251)	28,216	—	28,216
Iluka Resources Litd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (124)	6,628	—	6,628
Imerys SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 21	(1,407)	—	(1,407)
IMI PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 60	(2,528)	—	(2,528)
Imperial Brands PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 121	618	—	618
A101

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Inchcape PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 147	$(13,229)	$—	$(13,229)
Incitec Pivot Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 144	(3,976)	—	(3,976)
Incyte Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(17)	—	—	—
Industrial de Diseno Textil SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (144)	(6,795)	—	(6,795)
Informa PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (142)	8,679	—	8,679
Ingersoll Rand, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(263)	(1,334)	—	(1,334)
Ingevity Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	43	(4,388)	—	(4,388)
Ingredion, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	447	(21,182)	—	(21,182)
Inpex Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (9,528)	—	—	—
Insperity, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(137)	(7,570)	—	(7,570)
Insulet Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(345)	(38,633)	—	(38,633)
Insurance Australia Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (457)	25,413	—	25,413
Integra LifeSciences Holdings Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	158	6,192	—	6,192
Intel Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	239	10,400	—	10,400
Intercontinental Exchange, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(67)	196	—	196
InterContinental Hotels Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (126)	10,451	—	10,451
Interdigital, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(278)	16,729	—	16,729
intermediate Capital Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (159)	12,589	—	12,589
International Bancshares Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(121)	14,582	—	14,582
International Business Machines Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	220	(1,062)	—	(1,062)
International Flavors & Fragrance, Inc.(M)	1 Day USOIS -70.7 bps(M)	Goldman Sachs International	10/13/20	(41)	(452)	—	(452)
International Game Technology(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(25)	1,940	—	1,940
International Paper Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	183	10,748	—	10,748
Interpublic Group of Companies, Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	277	(8,975)	—	(8,975)
Intertek Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (90)	(5,093)	—	(5,093)
Intuit, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	27	(164)	—	(164)
Intuitive Surgical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(22)	205	—	205
Invesco Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	124	8,226	—	8,226
A102

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Investec PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 174	$(5,401)	$—	$(5,401)
Ionis Pharmacruticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(136)	14,348	—	14,348
IPG Photonics Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(112)	(3,764)	—	(3,764)
IQVIA Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	159	(3,125)	—	(3,125)
Isetan Mitsukoshi Holdings Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (19,665)	4,139	—	4,139
Isuzu Motors Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 38,654	(31,731)	—	(31,731)
Ito En Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (20,429)	(27,514)	—	(27,514)
Itochu Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 30,030	(2,185)	—	(2,185)
Itochu Techno-Solutions Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (6,921)	(3,302)	—	(3,302)
ITT, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	118	(6,290)	—	(6,290)
ITV PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 92	8,075	—	8,075
IZUMI Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 25,329	259	—	259
J Sainsbury PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 52	(418)	—	(418)
J.B. Hunt Transport Services, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	31	(1,465)	—	(1,465)
J.Front Retailing Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (3,459)	(1,155)	—	(1,155)
J.M. Smucker Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	118	306	—	306
j2 Global, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	279	(9,047)	—	(9,047)
Jabil Circuit, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	376	36,048	—	36,048
Jack Henry & Associates, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	62	720	—	720
Jack In The Box, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	76	(4,253)	—	(4,253)
Jacobs Engineering Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(284)	570	—	570
James Hardie Industries PLC(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (485)	(37,018)	—	(37,018)
Japan Airlines Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 21,129	(18,627)	—	(18,627)
Japan Airport Terminal Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (65,130)	43,056	—	43,056
Japan Post Bank Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (3,503)	497	—	497
Japan Post Holdings, Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 9,988	(4,892)	—	(4,892)
Japan Post Insurance Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 26,681	1,576	—	1,576
Japan Tobacco, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (2,378)	658	—	658
A103

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Jazz Pharmaceuticals PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	277	$3,269	$—	$3,269
JB Hi-Fi Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 692	4,424	—	4,424
JCR Pharmaceuticals Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (20,486)	(17,243)	—	(17,243)
JD Sports Fashion PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 141	(1,700)	—	(1,700)
Jefferies Financial Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	93	4,146	—	4,146
JetBlue Airways Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	80	(5,984)	—	(5,984)
JFE Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (10,467)	14,931	—	14,931
JGC Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 47,305	(4,517)	—	(4,517)
John Wiley & Sons, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(94)	4,480	—	4,480
John Wood Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 116	(11,740)	—	(11,740)
Johnson & Johnson(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	76	(289)	—	(289)
Johnson Controls International PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	159	(1,497)	—	(1,497)
Johnson Matthey PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (11)	1,407	—	1,407
JP Morgan European Long Value Index(Q)	3 Month EURIBOR -14bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	EUR 347	9,787	—	9,787
JP Morgan European Long Value Index(Q)	3 Month EURIBOR -14bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	EUR 2,112	(210,486)	—	(210,486)
JP Morgan European Short Anti-Value Index(Q)	3 Month EURIBOR -5bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	EUR (1,015)	38,118	—	38,118
JP Morgan European Short Anti-Value Index(Q)	3 Month EURIBOR -5bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	EUR (165)	(4,251)	—	(4,251)
JP Morgan European Short Low Volatility Index(Q)	3 Month EURIBOR -5bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	EUR (1,005)	59,692	—	59,692
JP Morgan European Short Low Volatility Index(Q)	3 Month EURIBOR -5bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	EUR (176)	(4,582)	—	(4,582)
JP Morgan Long S&P 1500 Value Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	140	(9,360)	—	(9,360)
JP Morgan Long S&P 1500 Value Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	749	28,382	—	28,382
JP Morgan Long S&P 1500 Value Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	1,542	(103,302)	—	(103,302)
JP Morgan Long S&P 1500 Value Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	1,642	(109,974)	—	(109,974)
JP Morgan Long S&P 1500 Value Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	1,681	(112,570)	—	(112,570)
JP Morgan Long S&P 500 Value Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	270	(13,370)	—	(13,370)
A104

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
JP Morgan Long S&P 500 Value Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	842	$26,259	$—	$26,259
JP Morgan Long S&P 500 Value Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	7,336	(362,731)	—	(362,731)
JP Morgan Short IPOs Index(Q)	3 Month LIBOR -124bps(Q)	JPMorgan Chase Bank, N.A.	8/30/21	(537)	69,921	—	69,921
JP Morgan Short S&P 1500 Low Volatility Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	(1,586)	63,500	—	63,500
JP Morgan Short S&P 1500 Low Volatility Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	(1,576)	63,081	—	63,081
JP Morgan Short S&P 1500 Low Volatility Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	(1,549)	61,992	—	61,992
JP Morgan Short S&P 1500 Low Volatility Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	(661)	(16,518)	—	(16,518)
JP Morgan Short S&P 1500 Low Volatility Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	(179)	7,150	—	7,150
JP Morgan Short S&P 500 Anti-Value Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	(3,665)	33,103	—	33,103
JP Morgan Short S&P 500 Anti-Value Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	(442)	(12,459)	—	(12,459)
JP Morgan Short S&P 500 Anti-Value Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	(140)	1,264	—	1,264
JP Morgan Short S&P 500 Low Volatility Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	(3,420)	6,078	—	6,078
JP Morgan Short S&P 500 Low Volatility Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	(335)	(8,518)	—	(8,518)
JP Morgan Short S&P 500 Low Volatility Index(Q)	3 Month LIBOR -10bps(Q)	JPMorgan Chase Bank, N.A.	5/12/21	(135)	241	—	241
JPMorgan Chase & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(82)	3,735	—	3,735
JSR Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (252)	(28)	—	(28)
JTEKT Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (6,291)	4,044	—	4,044
Juniper Networks, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	183	(13,613)	—	(13,613)
JUSCO Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (35,728)	(24,212)	—	(24,212)
JustSystems Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (1,408)	(839)	—	(839)
Kaagme Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (11,886)	(13,143)	—	(13,143)
Kajima Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 3,732	111	—	111
Kakaku.Com, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (3,886)	(2,961)	—	(2,961)
Kaken Pharmaceutical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 17,411	6,821	—	6,821
Kamigumi Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 32,122	(396)	—	(396)
Kaneka Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 16,909	7,429	—	7,429
Kansai Electric Power Co., Inc. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 10,148	665	—	665
Kansai Paint Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (16,264)	(3,155)	—	(3,155)
A105

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Kansas City Southern Railway Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(70)	$1,598	$—	$1,598
Kao Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (13,510)	806	—	806
KAR Auction Services, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	70	(8,782)	—	(8,782)
Kawasaki Heavy Industries Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (752)	402	—	402
KB Home Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	255	16,456	—	16,456
KBR, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	113	(10,786)	—	(10,786)
KDDI Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 32,610	(21,421)	—	(21,421)
Keihan Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (21,456)	7,857	—	7,857
Keikyu Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (26,676)	(9,486)	—	(9,486)
Keio Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (46,440)	(4,828)	—	(4,828)
Keisei Electric Railway Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (13,511)	3,807	—	3,807
Kellogg Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(15)	446	—	446
Kemper Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(62)	6,128	—	6,128
Kennametal, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(67)	5,421	—	5,421
Kering SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (122)	(3,466)	—	(3,466)
Kerry Properties Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 625	(2,159)	—	(2,159)
Kewpie Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 6,057	4,401	—	4,401
KeyCorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(13)	187	—	187
Keyence Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (30,905)	(33,937)	—	(33,937)
Keysight Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	39	1,848	—	1,848
Kikkoman Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (32,954)	(4,954)	—	(4,954)
Kimberly-Clay Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	460	(10,557)	—	(10,557)
Kinden Morgan, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 23,075	11,984	—	11,984
Kinder Morgan, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(277)	17,819	—	17,819
Kingfisher PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 124	11,882	—	11,882
Kintetsu Group Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (42,734)	13,540	—	13,540
Kirby Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(175)	16,815	—	16,815
Kirin Brewery Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (201)	32	—	32
A106

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
KLA Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	86	$8,582	$—	$8,582
Knight-Swift Transportation Holdings, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	161	(18,573)	—	(18,573)
Kobayashi Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (16,218)	(10,630)	—	(10,630)
Kobe Bussan Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (27,368)	(4,834)	—	(4,834)
Koei Tecmo Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (16,499)	(36,617)	—	(36,617)
Kohl’s Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	203	(32,539)	—	(32,539)
Koito Manufacturing Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 10,412	(1,727)	—	(1,727)
Komatsu Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 2,114	(123)	—	(123)
Konica Minolta, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 1,414	(898)	—	(898)
Kose Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (14,832)	(7,223)	—	(7,223)
Kosmos Energy Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(151)	12,971	—	12,971
Kraft Heinz Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	17	—	—	—
Kroger Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	395	(12,142)	—	(12,142)
K’s Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 11,511	1,068	—	1,068
Kubota Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (4,958)	507	—	507
Kuraray Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 111	(85)	—	(85)
Kurita Water Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 1,390	107	—	107
Kusuri No Aoki Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (26,931)	11,195	—	11,195
Kyocera Group(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 23,549	(4,333)	—	(4,333)
Kyowa Exeo Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (21,835)	(10,195)	—	(10,195)
Kyowa Kirin Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (12,276)	(8,686)	—	(8,686)
Kyushu Electric Power Co., Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (10,997)	(3,185)	—	(3,185)
Kyushu Railway Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 4,171	(1,113)	—	(1,113)
L Brands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	12	—	—	—
L3Harris Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	49	—	—	—
La Francaise Des Jeux Seum(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (29)	(400)	—	(400)
Laboratory Corp. of America Holdings(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(89)	(6,350)	—	(6,350)
Lam Research Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(3)	(12)	—	(12)
A107

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Lamb Weston Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(62)	$(3,481)	$—	$(3,481)
Lancaster Colony Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(51)	(544)	—	(544)
Landstar System, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	100	(6,619)	—	(6,619)
Las Vegas Sands Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(74)	6,573	—	6,573
Lasertec Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (26,608)	(26,420)	—	(26,420)
Lawson, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (3,060)	379	—	379
Lear Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	28	(2,632)	—	(2,632)
Leggett & Platt, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(162)	6,750	—	6,750
Legrand SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (141)	7,568	—	7,568
Leidos Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	205	5,466	—	5,466
LendingTree, Inc.(M)	1 Day USOIS -68.4 bps(M)	Goldman Sachs International	10/13/20	(683)	(336)	—	(336)
Lendlease Group(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 326	(28,964)	—	(28,964)
Lennar Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	208	15,411	—	15,411
Lennox International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(228)	34	—	34
LHC Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(157)	(4,150)	—	(4,150)
Liberty Broadband Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(346)	(8,422)	—	(8,422)
Liberty Global PLC (Class C)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(221)	10,991	—	10,991
Liberty Media Corp.-Liberty SiriusXM(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(144)	8,897	—	8,897
Ligand Pharmaceuticals, Inc.(M)	1 Day USOIS -65.5 bps(M)	Goldman Sachs International	10/13/20	(29)	1,624	—	1,624
Lincoln Electric Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	46	(679)	—	(679)
Lincoln National Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(21)	2,542	—	2,542
Linde PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	184	—	—	—
Line Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (55,399)	1,521	—	1,521
Lion Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (18,212)	3,970	—	3,970
Lions Gate Entertainment Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	75	(805)	—	(805)
Littelfuse, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(55)	(28)	—	(28)
Livanova PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(90)	(40)	—	(40)
Live Nation Entertainment, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(287)	16,991	—	16,991
A108

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
LiveRamp Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(230)	$2,116	$—	$2,116
Lixil Group Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 12,351	11,369	—	11,369
LKQ Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	286	(35,226)	—	(35,226)
Lloyds Banking Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (65)	485	—	485
Lockheed Martin Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	158	(802)	—	(802)
L’Oreal SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (214)	4,743	—	4,743
Louisiana-Pacific Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(86)	6,895	—	6,895
Lowes Cos, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(99)	2,926	—	2,926
Lowe’s Cos., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	111	4,418	—	4,418
LPL Financial Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	89	(4,140)	—	(4,140)
Lululemon Athletica, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(110)	(2,994)	—	(2,994)
Lumentum Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	63	2,243	—	2,243
LVMH Moet Hennessy Louis Vuitton SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (193)	2,914	—	2,914
Lyft, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(834)	64,533	—	64,533
LyondellBasell Industries NV (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	301	(9,115)	—	(9,115)
M&G PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 395	9,543	—	9,543
M&T Bank Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	35	(3,280)	—	(3,280)
M3, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 29,306	12,905	—	12,905
Mabuchi Motor Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 26,690	10,903	—	10,903
Macquarie Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (44)	1,363	—	1,363
Macquarie Infrastructure Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	237	(551)	—	(551)
Macy’s, Inc.(M)	1 Day USOIS -145.8 bps(M)	Goldman Sachs International	10/13/20	(2)	—	—	—
Madison Square Garden Co. (The)(Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(400)	27,405	—	27,405
Madison Square Garden Entertainment Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	124	(14,230)	—	(14,230)
Magellan Financial Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (103)	(1,026)	—	(1,026)
Makita Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (15,675)	(9,384)	—	(9,384)
Man Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 77	(5,471)	—	(5,471)
Manhattan Associates, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	114	1,759	—	1,759
A109

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Mani, Inc. (M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (13,320)	$(4,615)	$—	$(4,615)
Manpowergroup, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	564	18,566	—	18,566
Mapfre SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 177	(24,446)	—	(24,446)
Marathon Oil Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	56	(5,106)	—	(5,106)
Marathon Petroleum Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(198)	14,947	—	14,947
Markel Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(298)	21,570	—	21,570
MarketAxess Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(225)	(9,834)	—	(9,834)
Marks & Spencer Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 306	(30,252)	—	(30,252)
Marriott International, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(32)	2,970	—	2,970
Marriott Vacations Worldwide Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	208	(15,066)	—	(15,066)
Marsh & Mclennan Cos., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(211)	3,702	—	3,702
Martin Marietta Materials, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(141)	(22,114)	—	(22,114)
Marubeni Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 14,578	(8,174)	—	(8,174)
Marui Group Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (14,039)	(6,683)	—	(6,683)
Marvell Technology Group Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(62)	—	—	—
Masco Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	361	(17,413)	—	(17,413)
Masimo Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(60)	(4,071)	—	(4,071)
MasTec, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	301	(7,436)	—	(7,436)
Mastercard, Inc. (Class a)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(7)	3	—	3
Match Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	255	12,277	—	12,277
Matsumotokiyoshi Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (3,630)	(2,410)	—	(2,410)
Mattel, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(235)	(15,560)	—	(15,560)
Maximus, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	258	(18,216)	—	(18,216)
Mazda Motor Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 9,329	(6,786)	—	(6,786)
McCormick & Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(400)	16,724	—	16,724
McDonald’s Corp.(Japan)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (9,861)	1,149	—	1,149
McDonald’s Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(55)	(732)	—	(732)
McKesson Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	203	(4,512)	—	(4,512)
A110

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
MDU Resources Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	703	$(35,305)	$—	$(35,305)
Mebuki Financial Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 15,686	(5,708)	—	(5,708)
Medibank Private Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (388)	(2,286)	—	(2,286)
Medipal Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 28,658	11,039	—	11,039
MEDNAX, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(4)	—	—	—
Medtronic PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	201	(4,036)	—	(4,036)
Meggitt PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 122	(13,424)	—	(13,424)
Meiji Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (11,880)	(2,922)	—	(2,922)
Melco International Development Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 1,088	(21,665)	—	(21,665)
Melrose Industries PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 37	(1,872)	—	(1,872)
Mercadolibre, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(12)	—	—	—
Mercari, Inc.(M)	1 Day TONAT -75 bps(M)	Goldman Sachs International	10/13/20	JPY (47,528)	(2,219)	—	(2,219)
Merck & Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	159	(2,470)	—	(2,470)
Mercury General Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(62)	3,583	—	3,583
Mercury Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(268)	(18,230)	—	(18,230)
Mettler-Toledo International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	204	(2,411)	—	(2,411)
MGIC Investment Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(101)	3,018	—	3,018
MGM Resorts International(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	57	(3,122)	—	(3,122)
Michelin Group(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 52	(3,065)	—	(3,065)
Micro Focus International PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 153	(27,126)	—	(27,126)
Microchip Technology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	31	405	—	405
Micron Technology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	161	6,451	—	6,451
Microsoft Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	255	(433)	—	(433)
Miller Herman, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	101	36,743	—	36,743
MinebeaMitsumi, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 13,923	3,776	—	3,776
Minerals Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	196	5,638	—	5,638
Minth Group Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (944)	(18,421)	—	(18,421)
MISUMI Group, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (18,590)	(5,840)	—	(5,840)
A111

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Mitsubishi Chemical Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 3,761	$(1,704)	$—	$(1,704)
Mitsubishi Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 19,426	1,486	—	1,486
Mitsubishi Electric Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 40,450	(7,503)	—	(7,503)
Mitsubishi Gas Chemical Co., Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 33,425	11,170	—	11,170
Mitsubishi Heavy Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 9,006	(8,018)	—	(8,018)
Mitsubishi Logistics, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 25,976	(7,726)	—	(7,726)
Mitsubishi Materials Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (16,973)	13,481	—	13,481
Mitsubishi Motors Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (26,043)	25,064	—	25,064
Mitsubishi UFJ Financial Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 4,146	(383)	—	(383)
Mitsubishi UFJ Lease & Finance Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 13,614	(4,080)	—	(4,080)
Mitsui & Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 15,164	(5,651)	—	(5,651)
Mitsui Chemicals, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 29,182	(6,061)	—	(6,061)
Mitsui OSK Lines Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (24,220)	6,692	—	6,692
Mitsui Trust Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 11,642	(4,475)	—	(4,475)
Miura Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (13,948)	(29,487)	—	(29,487)
Mizuho Financial Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 5,875	1,245	—	1,245
MKS Instruments, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	140	3,162	—	3,162
Moderna, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	40	—	—	—
Mohawk Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	602	12,484	—	12,484
Molina Healthcare, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	318	13,386	—	13,386
Molson Coors Brewing Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	451	(42,190)	—	(42,190)
Mondelez International, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(117)	(538)	—	(538)
Mondi PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 17	2,092	—	2,092
Moneysupermarket.com Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 167	(19,761)	—	(19,761)
MongoDB, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(141)	(10,571)	—	(10,571)
Monolithic Power Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	9	524	—	524
Monotaro Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (39,511)	(77,200)	—	(77,200)
Monster Beverage Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	110	(3,054)	—	(3,054)
A112

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Moody’s Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(68)	$(225)	$—	$(225)
Morgan Stanley Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	303	(16,173)	—	(16,173)
Morningstar, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(27)	(193)	—	(193)
Mosaic Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(11)	(187)	—	(187)
Motorola Solutions, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(382)	(8,100)	—	(8,100)
MS&AD Insurance Group Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 23,356	(2,069)	—	(2,069)
MSA Safety, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(43)	(3,598)	—	(3,598)
MSC Industrial Direct Co., Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	80	(1,433)	—	(1,433)
MSCI Australia Net Return Index(T)	0–	Goldman Sachs International	12/16/20	AUD (3,221)	33,030	—	33,030
MSCI Canada Net Return CAD Index	0–	Goldman Sachs International	10/13/20	CAD 238	(3,089)	—	(3,089)
MSCI Italy Net Return Index(T)	0–	Goldman Sachs International	12/16/20	EUR (1,451)	34,000	—	34,000
MSCI Netherland Net Return Index(T)	0–	Goldman Sachs International	12/16/20	EUR 4,785	111,131	—	111,131
MSCI Spain Net Return Index(T)	0–	Goldman Sachs International	12/16/20	EUR 533	(3,061)	—	(3,061)
MSCI Sweden Net Return Index(T)	0–	Goldman Sachs International	12/16/20	SEK 4,387	(1,377)	—	(1,377)
MSCI Switzerland Net Return CFD Index(T)	0–	Goldman Sachs International	12/16/20	CHF 563	(1,521)	—	(1,521)
MSCI, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(67)	(2,120)	—	(2,120)
MTR Corp., Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (2,716)	13,566	—	13,566
Murata Manufacturing Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (11,117)	(5,222)	—	(5,222)
Murphy Oil Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	18	—	—	—
Murphy USA, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	367	(23,555)	—	(23,555)
My Travel Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (82)	5,907	—	5,907
Mylan NV(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	444	(13,282)	—	(13,282)
Nabtesco Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (1,362)	(1,631)	—	(1,631)
Nagoya Railroad Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (24,780)	5,047	—	5,047
Nankai Electric Railway Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (8,309)	(970)	—	(970)
Nasdaq, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(127)	5,616	—	5,616
National Australia Bank Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (214)	(3,839)	—	(3,839)
National Fuel Gas Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(106)	5,443	—	5,443
A113

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
National Grid PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (194)	$(9,523)	$—	$(9,523)
National Instruments Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(17)	(140)	—	(140)
National Oilwell Varco, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(224)	45,471	—	45,471
Natixis SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 126	(19,064)	—	(19,064)
Naturgy Energy Group SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 80	599	—	599
Navient Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	103	(2,179)	—	(2,179)
NCR Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	165	16,121	—	16,121
NEC Networks & System Integration Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 2,804	2,311	—	2,311
Nektar Therapeutics(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(361)	44,119	—	44,119
NET One Systems Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (7,087)	(10,697)	—	(10,697)
NetApp, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(92)	4,642	—	4,642
Netflix, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(362)	(1,605)	—	(1,605)
NetScout Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	82	(2,242)	—	(2,242)
Neurocrine Biosciences, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	29	(1,915)	—	(1,915)
New Jersey Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(133)	7,540	—	7,540
New Relic, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(103)	949	—	949
New World Development Co., Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 790	(1,897)	—	(1,897)
New York Community Bancorp, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(75)	5,366	—	5,366
New York Times Co. (The)(Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(225)	5,633	—	5,633
Newcrest Mining Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (66)	(46)	—	(46)
Newell Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(190)	(7,907)	—	(7,907)
NewMarket Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	20	(1,260)	—	(1,260)
Newmont Mining Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(47)	3,224	—	3,224
News Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(212)	14,214	—	14,214
Nexon Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 21,319	7,234	—	7,234
Nexstar Media Group, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(5)	348	—	348
Next PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (5)	—	—	—
NEXTDC Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (200)	(21,173)	—	(21,173)
A114

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
NextEra Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(289)	$5,039	$—	$5,039
NGK Insulators Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 8,013	(1,689)	—	(1,689)
NGK Spark Plug Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (4,347)	594	—	594
NH Foods Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 22,810	2,818	—	2,818
NHK Spring Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 1,760	(601)	—	(601)
Nichirei Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (3,260)	(1,121)	—	(1,121)
Nidec Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (55,825)	(51,999)	—	(51,999)
Nielsen Holdings PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(97)	4,437	—	4,437
NIFCO, Inc. (Japan)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (7,332)	1,113	—	1,113
Nihon Kohden Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (3,480)	(112)	—	(112)
Nihon M&A Center, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (20,042)	(33,464)	—	(33,464)
Nihon Unisys Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 5,427	5,786	—	5,786
Nike, Inc. (Class B)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(134)	(11,065)	—	(11,065)
Nikon Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 13,312	(5,098)	—	(5,098)
Nintendo Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (5,788)	(2,136)	—	(2,136)
Nippo Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 10,018	7,088	—	7,088
Nippon Electric Glass Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 1,851	(771)	—	(771)
Nippon Express Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 39,585	7,339	—	7,339
Nippon Paint Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (42,949)	(76,387)	—	(76,387)
Nippon Shinyaku Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (21,138)	(6,665)	—	(6,665)
Nippon Shokubai Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 10,735	211	—	211
Nippon Steel Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (2,287)	2,887	—	2,887
Nippon Telegraph & Telephone Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 48,973	(32,044)	—	(32,044)
Nippon Yusen KK(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (20,102)	(7,120)	—	(7,120)
Nisource, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(645)	3,210	—	3,210
Nissan Chemical Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (15,893)	(5,753)	—	(5,753)
Nissan Motor Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (51,522)	47,332	—	47,332
Nisshin Seifun Group, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (7,886)	(2,219)	—	(2,219)
A115

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Nissin Foods Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (36,106)	$1,889	$—	$1,889
Nitori Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (20,970)	(8,884)	—	(8,884)
Nitto Denko Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 28,122	17,238	—	17,238
NMC Health PLC(M)^	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP —	(124)	—	(124)
NOK Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 894	81	—	81
Nomura Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 34,574	(27,486)	—	(27,486)
Nomura Research Institute Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (3,113)	(177)	—	(177)
Nordson Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	9	100	—	100
Nordstrom, Inc.(M)	1 Day USOIS -161.1 bps(M)	Goldman Sachs International	10/13/20	(335)	68,786	—	68,786
Norfolk Southern Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(172)	(1,371)	—	(1,371)
Northern Star Resources Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (17)	—	—	—
Northern Trust Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	72	(2,144)	—	(2,144)
Northrop Grumman Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	67	(4,712)	—	(4,712)
NorthWestern Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	93	(3,926)	—	(3,926)
NortonLifeLock, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	166	(15,328)	—	(15,328)
Norwegian Cruise Line Holdings Ltd.(M)	1 Day USOIS -39 bps(M)	Goldman Sachs International	10/13/20	(361)	15,953	—	15,953
NRG Energy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	216	(9,372)	—	(9,372)
NS Solutions Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 18,084	11,833	—	11,833
NSK Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 10,773	(8,819)	—	(8,819)
NTT Data Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 20,601	21,847	—	21,847
Nu Skin Enterprises, Inc. (ClassA)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	482	3,141	—	3,141
Nuance Communications, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	165	16,404	—	16,404
Nucor Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	32	(559)	—	(559)
Nutanix, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(129)	16,044	—	16,044
NuVasive, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	100	(7,406)	—	(7,406)
Nvent Electric PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	57	(2,507)	—	(2,507)
NVIDIA Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	24	1,219	—	1,219
NVR, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(16)	(284)	—	(284)
A116

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
NWS Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 905	$(7,131)	$—	$(7,131)
Obayashi Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 54,742	(20,021)	—	(20,021)
Obic Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (18,363)	(2,250)	—	(2,250)
Ocado Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (189)	(45,701)	—	(45,701)
Occidental Petroleum Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(346)	26,251	—	26,251
Odakyu Electric Railway Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (57,329)	(16,839)	—	(16,839)
OGE Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(162)	5,676	—	5,676
Oil Search Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (168)	11,807	—	11,807
Oji Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 18,663	(5,106)	—	(5,106)
Okta, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(166)	(11,432)	—	(11,432)
Old Dominion Freight Line, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(40)	3,642	—	3,642
Old Republic International Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	87	(5,059)	—	(5,059)
OLIN Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(156)	(12,553)	—	(12,553)
Ollie’S Bargain Outlet Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(260)	11,888	—	11,888
Olympus Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (17,754)	(11,183)	—	(11,183)
Omnicom Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	226	(12,514)	—	(12,514)
Omron Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (20,096)	(5,210)	—	(5,210)
ON Semiconductor Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(37)	245	—	245
ONE Gas, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(267)	8,398	—	8,398
OneMain Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	150	5,213	—	5,213
ONEOK, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(175)	3,323	—	3,323
Ono Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (15,943)	(7,440)	—	(7,440)
Oracle Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (14,005)	3,379	—	3,379
Oracle Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	208	10,049	—	10,049
Orange SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 207	(18,059)	—	(18,059)
O’Reilly Automotive, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(25)	806	—	806
Orica Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 66	(3,967)	—	(3,967)
Oriental Land Co., Ltd. (Japan)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (55,404)	(7,772)	—	(7,772)
A117

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Origin Energy Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (4)	$—	$—	$—
Orix Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 30,988	(1,779)	—	(1,779)
Orora Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 36	2,136	—	2,136
ORPEA SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (158)	5,824	—	5,824
Osaka Gas Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 44,836	9,542	—	9,542
Oshkosh Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	198	(8,191)	—	(8,191)
Otis Worldwide Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(48)	(260)	—	(260)
Otsuka Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 7,288	2,532	—	2,532
Otsuka Pharmaceutical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 17,027	(607)	—	(607)
Owens Corning, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	386	17,665	—	17,665
Owens Illinois, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(142)	11,251	—	11,251
Paccar, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	91	81	—	81
Packaging Corp. of America(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	449	17,800	—	17,800
PacWest Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(132)	10,273	—	10,273
PagerDuty, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(390)	(26,292)	—	(26,292)
Palo Alto Networks, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(109)	(234)	—	(234)
Paltac Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 1,164	(878)	—	(878)
Pan Pacific International Holdings Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (50,803)	(23,147)	—	(23,147)
Panasonic Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 36,968	(19,583)	—	(19,583)
Papa John’s International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	17	(1,279)	—	(1,279)
Park24 Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (44,051)	20,098	—	20,098
Parker-Hannifin Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	80	(1,833)	—	(1,833)
Parsley Energy, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(222)	14,811	—	14,811
Patterson-UTI Energy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	42	(6,249)	—	(6,249)
Paychex, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	100	5,259	—	5,259
Paycom Software, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	75	8,343	—	8,343
Paylocity Holding Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(42)	(5,786)	—	(5,786)
PayPal Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(98)	(1,792)	—	(1,792)
A118

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
PBF Energy, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(146)	$29,187	$—	$29,187
Pearson PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (47)	(228)	—	(228)
Pegasystems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(71)	2,018	—	2,018
Penn National Gaming, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(101)	(25,230)	—	(25,230)
Pennon Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (110)	836	—	836
Penske Automotive Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	284	(10,974)	—	(10,974)
Pentair PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	60	1,206	—	1,206
Penumbra, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(363)	15,283	—	15,283
PepsiCo., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	54	663	—	663
Peptidream, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (41,451)	(65,906)	—	(65,906)
PerkinElmer, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	296	29,186	—	29,186
Pernod Ricard SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (345)	17,369	—	17,369
Perrigo Co. PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	119	(7,330)	—	(7,330)
Persimmon PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 45	(199)	—	(199)
Persol Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (23,262)	2,818	—	2,818
Perspecta, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	44	(642)	—	(642)
Peugeot SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 595	(529)	—	(529)
Pfizer, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	375	5,396	—	5,396
Philip Morris International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(228)	12,452	—	12,452
Phillips 66(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	17	(1,755)	—	(1,755)
Pigeon Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (68,809)	18,201	—	18,201
Pilgrim’s Pride Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	153	(10,235)	—	(10,235)
Pinnacle Financial Partners, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(87)	8,728	—	8,728
Pinnacle West Capital Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(21)	(545)	—	(545)
Pinterest, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(258)	(43,321)	—	(43,321)
Planet Fitness, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(194)	(3,558)	—	(3,558)
Pluralsight, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(163)	829	—	829
PNC Financial Services Group, Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(162)	2,214	—	2,214
A119

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
PNM Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(270)	$5,322	$—	$5,322
Pola Orbis Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 13,505	314	—	314
Polaris Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	331	1,716	—	1,716
Pool Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	99	10,567	—	10,567
Popular, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	140	(2,273)	—	(2,273)
Post Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(181)	42	—	42
Power Assets Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 127	(551)	—	(551)
PPG Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	29	(763)	—	(763)
PPL Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(9)	182	—	182
Pra Health Sciences, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	356	4,478	—	4,478
Premier, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(78)	(2,815)	—	(2,815)
Prestige Brands Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	200	(168)	—	(168)
Primerica, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(367)	23,624	—	23,624
Principal Financial Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(73)	2,749	—	2,749
Procter & Gamble Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	532	3,237	—	3,237
Progressive Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(63)	—	—	—
Proofpoint, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(101)	(206)	—	(206)
Prosperity Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(60)	466	—	466
PTC, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	33	(2,176)	—	(2,176)
Public Service Enterprise Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(146)	(1,845)	—	(1,845)
Publicis Groupe SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 223	(14,235)	—	(14,235)
PulteGroup, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	540	19,217	—	19,217
Pure Storage, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(560)	(10,637)	—	(10,637)
PVH Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	200	(12,264)	—	(12,264)
Qantas Airways Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (100)	—	—	—
QBE Insurance Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (382)	24,781	—	24,781
Qiagen NV(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	84	—	—	—
Qorvo, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	171	8,795	—	8,795
A120

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
QUALCOMM, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	52	$1,084	$—	$1,084
Qualys, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	19	(1,003)	—	(1,003)
Quanta Services, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	471	6,298	—	6,298
Qube Holdings Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 107	(2,446)	—	(2,446)
Quest Diagnostics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	87	3,172	—	3,172
Quidel Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	105	40,427	—	40,427
Quilter PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (141)	13,166	—	13,166
Qurate Retail, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	99	(643)	—	(643)
Qurate Retail, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	333	41,459	—	41,459
Rakuten, Inc., NPV(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (56,840)	(65,264)	—	(65,264)
Ralph Lauren Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	386	(28,539)	—	(28,539)
Ramsay Health Care Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (396)	(9,162)	—	(9,162)
Range Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(136)	8,659	—	8,659
Raymond James Financial(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	150	(1,094)	—	(1,094)
Raytheon Technologies Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(104)	3,432	—	3,432
REA Group Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 153	640	—	640
RealPage, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	39	(54)	—	(54)
Reckitt Benckiser Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (505)	(5,814)	—	(5,814)
Recruit Holdings, Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (27,890)	(11,393)	—	(11,393)
Red Eléctrica Corp. SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (15)	505	—	505
Regal Beloit Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	404	(20,274)	—	(20,274)
Regeneron Pharmaceuticals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	473	(6,927)	—	(6,927)
Regions Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	5	33	—	33
Reinsurance Group of America, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	53	(3,805)	—	(3,805)
Reliance Steel & Aluminum Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	170	(5,998)	—	(5,998)
RELX PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (90)	4,289	—	4,289
Remy Cointreau SA(M)	1 Day EONIA -75 bps(M)	Goldman Sachs International	10/13/20	EUR (181)	(10,562)	—	(10,562)
RenaissanceRe Holdings Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(40)	2,016	—	2,016
A121

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Renesas Electronics Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (10,220)	$(5,418)	$—	$(5,418)
Rentokil Initial PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (208)	5,778	—	5,778
Repligen Corp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(292)	(237)	—	(237)
Repsol SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 415	(49,920)	—	(49,920)
Republic Services, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(104)	1,518	—	1,518
Resideo Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(210)	30,172	—	30,172
ResMed(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	94	(1,665)	—	(1,665)
Resona Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 13,796	(5,750)	—	(5,750)
Rexel SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 216	(17,800)	—	(17,800)
RH(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	13	—	—	—
Ricoh, Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (2,042)	843	—	843
Rightmove PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 34	402	—	402
RingCentral, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(133)	(7,890)	—	(7,890)
Rinnai Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (10,801)	(5,470)	—	(5,470)
Rio Tinto PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (41)	1,510	—	1,510
RLI Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(335)	29,902	—	29,902
Robert Half International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	456	3,854	—	3,854
Rockwell Automation, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(22)	420	—	420
Rohm Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 22,440	20,447	—	20,447
Rohto Pharmaceutical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 10,960	1,654	—	1,654
Roku, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(471)	(81,540)	—	(81,540)
Rollins, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(142)	3,373	—	3,373
Rolls-Royce Holdings PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (347)	158,521	—	158,521
Roper Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(187)	2,439	—	2,439
Ross Store, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(141)	226	—	226
Rotork PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (20)	2,071	—	2,071
Royal Bank of Scotland Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (17)	(611)	—	(611)
Royal Caribbean Cruises Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(290)	22,209	—	22,209
A122

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Royal Dutch Shell PLC (Class A)(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (230)	$29,056	$—	$29,056
Royal Gold, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(400)	36,919	—	36,919
Royal Mail PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 346	38,013	—	38,013
RPM International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	8	—	—	—
RSA Insurance Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (54)	1,475	—	1,475
Rubis SCA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 268	(30,899)	—	(30,899)
Ryder System, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(129)	(1,330)	—	(1,330)
Ryohin Keikaku Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (35,249)	(698)	—	(698)
S&P Global, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(66)	(1,403)	—	(1,403)
Sabre Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(266)	31,606	—	31,606
Safran SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (286)	46,066	—	46,066
Sage Group PLC (The)(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 33	(516)	—	(516)
Sage Therapeutics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(458)	(73,930)	—	(73,930)
Salesforce.com, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(21)	(264)	—	(264)
Sally Beauty Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	379	(91,123)	—	(91,123)
Sanderson Farms, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(130)	3,996	—	3,996
Sands China Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (134)	—	—	—
Sankyu, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 36,263	(9,730)	—	(9,730)
Sanofi SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 67	(2,419)	—	(2,419)
Santander Consumer USA, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	27	1,211	—	1,211
Santen Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (10,514)	(7,241)	—	(7,241)
Santos Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 123	(2,435)	—	(2,435)
Saracen Mineral Holdings Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (129)	(3,707)	—	(3,707)
Sartorius Stedim Biotech(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (163)	(7,070)	—	(7,070)
Sawai Pharmaceutical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 23,306	(1,930)	—	(1,930)
Schlumberger Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(672)	107,221	—	107,221
Schneider Electric SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (46)	719	—	719
Schneider National, Inc. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	359	(37,847)	—	(37,847)
A123

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Schroders PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (45)	$2,649	$—	$2,649
Science Applications International Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	149	(1,098)	—	(1,098)
Scientific Games International, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	4	—	—	—
SCOR SE(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 21	(1,122)	—	(1,122)
Scotts Miracle-Gro Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	23	—	—	—
SCSK Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 2,216	1,578	—	1,578
Seagate Technology PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	83	7,272	—	7,272
Sealed Air Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(219)	2,403	—	2,403
Seattle Genetics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(96)	(24,836)	—	(24,836)
SEB SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (135)	1,712	—	1,712
Secom Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (22,515)	1,220	—	1,220
SEEK Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (155)	(13,264)	—	(13,264)
Sega Sammy Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 13,709	7,086	—	7,086
SEI Investments Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(28)	207	—	207
Seibu Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (26,230)	25,123	—	25,123
Seiko Epson Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 20,077	(1,331)	—	(1,331)
Seino Transportation Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 26,119	(2,929)	—	(2,929)
Sekisui Chemical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 13,359	1,225	—	1,225
Sekisui House Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 67,139	(54,422)	—	(54,422)
Selective Insurance Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(173)	21,005	—	21,005
Sempra Energy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(282)	3,441	—	3,441
Semtech Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(100)	5,683	—	5,683
Sensata Technologies Holding PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(253)	(325)	—	(325)
Sensient Technologies Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(34)	(881)	—	(881)
Service Corp. International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(245)	12,145	—	12,145
ServiceMaster Global Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(615)	16,542	—	16,542
Servicenow, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	9	—	—	—
SES SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 68	2,301	—	2,301
A124

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Seven & i Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 30,429	$(962)	$—	$(962)
Seven Bank Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (12,332)	(1,301)	—	(1,301)
Seven Group Holdings Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (174)	(5,867)	—	(5,867)
SG Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (52,976)	(82,452)	—	(82,452)
Sharp Corp. (Japan)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (35,508)	2,722	—	2,722
Sherwin-Williams Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(144)	(480)	—	(480)
Shikoku Electric Power Co., Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 8,680	3,044	—	3,044
Shimadzu Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (17,331)	2,573	—	2,573
Shimamura Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 34,829	67,592	—	67,592
Shimano, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (42,525)	9,682	—	9,682
Shimizu Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 49,691	7,183	—	7,183
Shin-Etsu Chemical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (4,077)	(811)	—	(811)
Shinsei Bank Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 23,843	(20,561)	—	(20,561)
Shionogi & Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (3,468)	476	—	476
Shiseido Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (102,785)	5,079	—	5,079
Shizuoka Bank Ltd. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 2,622	(373)	—	(373)
Sho-Bond Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (12,253)	(3,033)	—	(3,033)
Showa Denko KK(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (15,079)	7,949	—	7,949
Signature Aviation PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 54	(5,636)	—	(5,636)
Signature Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(17)	2,161	—	2,161
Silgan Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	115	(1,233)	—	(1,233)
Silicon Laboratories, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(43)	(181)	—	(181)
Sinclair Broadcast Group, Inc. (Class A)(M)	1 Day USOIS -40.3 bps(M)	Goldman Sachs International	10/13/20	(8)	622	—	622
Sinclair Broadcast Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(200)	11,603	—	11,603
Sino Land Co., Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 709	(4,715)	—	(4,715)
Six Flags Entertainment Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(179)	23,076	—	23,076
SJM Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 423	(4,418)	—	(4,418)
Skechers USA, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	275	7,219	—	7,219
A125

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Skyworks Solutions, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	264	$15,133	$—	$15,133
Slack Technologies, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(365)	(13,598)	—	(13,598)
Smartsheet, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(138)	(3,875)	—	(3,875)
SMC Corp. (Japan)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (16,994)	(5,917)	—	(5,917)
Smith & Nephew PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 70	(2,996)	—	(2,996)
Smiths Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (298)	15,560	—	15,560
Snap, Inc.(Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(298)	(30,782)	—	(30,782)
Snap-on, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	222	(5,190)	—	(5,190)
Societe Bic Sa(A)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 58	(3,364)	—	(3,364)
Société Générale SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 25	(4,222)	—	(4,222)
Sodexo SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 180	(12,281)	—	(12,281)
SoftBank Group (M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (62,603)	(71,620)	—	(71,620)
SoftBank Group Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (17,292)	12,191	—	12,191
Sohgo Security Services Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (7,028)	(400)	—	(400)
Sojitz Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 24,365	1,638	—	1,638
SolarEdge Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	147	32,510	—	32,510
Solarwinds Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	66	2,281	—	2,281
Sompo Japan Insurance, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 34,212	(12,015)	—	(12,015)
Sonic Healthcare Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (178)	(6,380)	—	(6,380)
Sonoco Products Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	125	(5,387)	—	(5,387)
SONY Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (12,925)	(46)	—	(46)
Sotetsu Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (6,090)	1,152	—	1,152
South32 Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 105	(2,843)	—	(2,843)
Southern Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(150)	(3,880)	—	(3,880)
Southwest Airlines Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(344)	15,078	—	15,078
Southwest Gas Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	112	509	—	509
Spark Infrastructure Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (383)	3,197	—	3,197
Spectris PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 112	(11,099)	—	(11,099)
A126

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Spectrum Brands Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	116	$(6,908)	$—	$(6,908)
Spirax-Sarco Engineering PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (151)	(11,214)	—	(11,214)
Spire, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(262)	6,437	—	6,437
Spirit Aerosystems Holdings, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(222)	8,085	—	8,085
Splunk, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(259)	5,444	—	5,444
Spotify Technology SA(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(318)	2,745	—	2,745
Sprouts Farmers Market, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	250	(12,196)	—	(12,196)
Square Enix Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (6,765)	(2,196)	—	(2,196)
Square, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(141)	(18,130)	—	(18,130)
SS&C Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	204	1,185	—	1,185
SSE PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 29	(620)	—	(620)
St. James’s Place PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (259)	14,917	—	14,917
Standard Chartered PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 38	(3,414)	—	(3,414)
Standard Life Aberdeen PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (17)	1,153	—	1,153
Stanley Black & Decker, Inc.	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	65	1,489	—	1,489
Stanley Electric Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 611	32	—	32
Star Entertainment Group Ltd. (The)(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 355	3,947	—	3,947
Starbucks Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(114)	149	—	149
State Street Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	354	(31,120)	—	(31,120)
Steel Dynamics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	281	(5,204)	—	(5,204)
Stericycle, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(374)	(6,869)	—	(6,869)
Steris PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	218	17,608	—	17,608
Sterling Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(12)	632	—	632
Stifel Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	147	(4,034)	—	(4,034)
STMicroelectronics NV(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 12	721	—	721
Strayer Education, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	53	(368)	—	(368)
Stryker Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	155	2,669	—	2,669
Subaru Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 47,930	(25,929)	—	(25,929)
A127

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Suez SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (198)	$(10,143)	$—	$(10,143)
Sugi Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 12,563	1,084	—	1,084
Sumco Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 5,918	2,898	—	2,898
Sumitomo Bank Ltd. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 10,777	(2,303)	—	(2,303)
Sumitomo Chemical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 3,515	(1,386)	—	(1,386)
Sumitomo Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 7,097	(2,266)	—	(2,266)
Sumitomo Dainippon Pharma Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 10,164	6,093	—	6,093
Sumitomo Electric Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 14,340	(5,357)	—	(5,357)
Sumitomo Heavy Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 21,657	1,565	—	1,565
Sumitomo Metal Mining Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (2,822)	1,928	—	1,928
Sumitomo Rubber Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 15,640	(4,876)	—	(4,876)
Sun Hung Kai Properties Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 2,153	(1,742)	—	(1,742)
Suncorp Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (362)	18,432	—	18,432
Sundrug Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 7,363	2,315	—	2,315
Suntory Beverage & Food Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 38,141	6,192	—	6,192
Sushiro Global Holdings Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (7,302)	(2,087)	—	(2,087)
Suzuken Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 21,359	1,281	—	1,281
Suzuki Motor Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 4,344	241	—	241
SVB Financial Group(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(125)	7,618	—	7,618
Swire Pacific Ltd. (Class A)(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 392	(2,165)	—	(2,165)
Swire Properties Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (1,698)	3,467	—	3,467
Swiss Market Index Future(M)	0–	JPMorgan Chase Bank, N.A.	10/13/20	CHF 10,766	(299,988)	—	(299,988)
Switch, Inc. (Class A)(M)	1 Day USOIS -38.8 bps(M)	Goldman Sachs International	10/13/20	(213)	(2,074)	—	(2,074)
Sydney Airport(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (418)	(20,300)	—	(20,300)
Synaptics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	326	(3,041)	—	(3,041)
Synchrony Financial(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	241	2,553	—	2,553
Syneos Health, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	384	(40,719)	—	(40,719)
SYNNEX Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	671	78,980	—	78,980
A128

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Synopsys, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	177	$7,474	$—	$7,474
Synovus Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	50	(1,066)	—	(1,066)
Sysco Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(178)	(875)	—	(875)
Sysmex Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (25,390)	(27,669)	—	(27,669)
T&D Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 20,284	(9,368)	—	(9,368)
T. Rowe Price Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	211	(196)	—	(196)
Tabcorp Holdings Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 320	(11,907)	—	(11,907)
Taiheiyo Cement Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 18,214	(5,518)	—	(5,518)
Taisei Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 18,419	3,336	—	3,336
Taisho Pharmaceutical Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 9,735	7,048	—	7,048
Taiyo Nippon Sanso Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (8,159)	4,460	—	4,460
Taiyo Yuden Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 8,428	8,451	—	8,451
Takara Bio, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (22,137)	(5,388)	—	(5,388)
Takashimaya Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 20,006	(3,625)	—	(3,625)
Takeda Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (28,613)	(2,713)	—	(2,713)
Take-Two Interactive Software, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	67	3,560	—	3,560
Tapestry, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	131	6,751	—	6,751
Targa Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(435)	35,010	—	35,010
Target Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	549	36,746	—	36,746
Tate & Lyle PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 210	(11,713)	—	(11,713)
Taylor Morrison Home Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	38	425	—	425
Taylor Wimpey PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (122)	5,668	—	5,668
TDK Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 18,473	633	—	633
TE Connectivity Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	7	(22)	—	(22)
Techtronic Industries Co., Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (427)	(4,837)	—	(4,837)
Tegna, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	84	(4,045)	—	(4,045)
Teijin Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 30,491	(4,224)	—	(4,224)
Teladoc Health, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	300	27,464	—	27,464
A129

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Teledyne Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(65)	$2,074	$—	$2,074
Teleflex, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	75	(8,447)	—	(8,447)
Telefónica SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (84)	—	—	—
Teleperformance SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (132)	(588)	—	(588)
Telephone & Data Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	334	(50,764)	—	(50,764)
Telstra Corp., Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 58	(777)	—	(777)
Tempur Sealy International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(244)	(11,390)	—	(11,390)
Tenet Healthcare Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	142	(3,654)	—	(3,654)
Teradata Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	120	302	—	302
Teradyne, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	179	6,296	—	6,296
Terex Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	43	(659)	—	(659)
Terumo Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (20,410)	5,751	—	5,751
Tesco PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (119)	7,597	—	7,597
Tesla, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(508)	(82,202)	—	(82,202)
Tetra Tech, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	52	2,977	—	2,977
Texas Capital Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(54)	(279)	—	(279)
Texas Instruments, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	189	4,164	—	4,164
Texas Roadhouse, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	215	(13,221)	—	(13,221)
Textron, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	249	(15,302)	—	(15,302)
Thales SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (13)	463	—	463
Thermo Fisher Scientific, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	328	18,368	—	18,368
THK Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (274)	—	—	—
Thor Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	407	2,336	—	2,336
Tiffany & Co.(M)	1 Day USOIS -45 bps(M)	Goldman Sachs International	10/13/20	(92)	(2,577)	—	(2,577)
Timken Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	257	(7,509)	—	(7,509)
TIS, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 9,130	7,114	—	7,114
TJX Cos., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(126)	(2,000)	—	(2,000)
T-MOBILE US, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(526)	(5,811)	—	(5,811)
A130

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Tobu Railway Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (22,144)	$2,649	$—	$2,649
TOHO Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 4,210	1,335	—	1,335
TOHO Gas Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (15,396)	(18,552)	—	(18,552)
Tohoku Electric Power Co., Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 16,097	2,321	—	2,321
Tokio Marine Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 10,130	(2,633)	—	(2,633)
Tokyo Broadcasting System Television, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 18,967	6,829	—	6,829
Tokyo Century Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (14,000)	(4,597)	—	(4,597)
Tokyo Electric Power Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 44,295	(23,158)	—	(23,158)
Tokyo Electron Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (10,410)	(6,807)	—	(6,807)
Tokyo Gas Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 31,811	14,538	—	14,538
Tokyu Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (20,693)	7,989	—	7,989
Toll Brothers, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(255)	(24,598)	—	(24,598)
Toppan Printing Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 56,508	(1,964)	—	(1,964)
Toray Industries, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 11,351	(3,566)	—	(3,566)
Toro Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(119)	(3,906)	—	(3,906)
Toshiba Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (29,700)	29,043	—	29,043
Tosoh Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 47,603	1,500	—	1,500
Total SE(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 48	(3,700)	—	(3,700)
Toto Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (26,420)	(9,770)	—	(9,770)
Toyo Seikan Kaisha Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 33,852	(24,171)	—	(24,171)
Toyo Suisan Kaisha Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 3,929	(8)	—	(8)
Toyoda Gosei Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 21,197	4,711	—	4,711
Toyota Boshoku Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 21,699	2,546	—	2,546
Toyota Industries Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (21,692)	(11,387)	—	(11,387)
Toyota Motor Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (26,167)	(3,210)	—	(3,210)
Toyota Tsusho Corp. (M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 40,966	(18,845)	—	(18,845)
TPG Telecom Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (14)	65	—	65
Tractor Supply Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	1	18	—	18
A131

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Trade Desk, Inc. (The) (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(26)	$—	$—	$—
Tradeweb Markets, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(179)	(10,559)	—	(10,559)
Trane Technologies PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	243	8,665	—	8,665
Transdigm Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(185)	9,847	—	9,847
Transocean Ltd.(M)	1 Day USOIS -119.6 bps(M)	Goldman Sachs International	10/13/20	(128)	25,017	—	25,017
TransUnion(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(13)	290	—	290
Transurban Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (1,100)	(25,023)	—	(25,023)
Travis Perkins PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (6)	224	—	224
Treasury Wine Estates Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 200	(1,352)	—	(1,352)
TreeHouse Foods, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	3	(46)	—	(46)
Trend Micro, Inc. (Japan)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (8,960)	(475)	—	(475)
Trex Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(353)	(4,865)	—	(4,865)
Tri Pointe Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	524	5,364	—	5,364
Trimble, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(59)	1,657	—	1,657
Trinity Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(87)	3,501	—	3,501
TripAdvisor, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	74	(5,679)	—	(5,679)
Truist Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(101)	1,326	—	1,326
Trustmark Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(140)	8,434	—	8,434
Tsuruha Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (16,855)	(10,237)	—	(10,237)
TUI AG(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 94	(15,811)	—	(15,811)
Twilio, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(208)	(15,493)	—	(15,493)
Twitter, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(119)	(12,910)	—	(12,910)
Tyler Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(45)	(1,184)	—	(1,184)
Tyson Foods, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	237	(8,179)	—	(8,179)
Uber Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(1,028)	(38,274)	—	(38,274)
Ubiquiti, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(309)	(10,370)	—	(10,370)
Ubisoft Entertainment SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (8)	(76)	—	(76)
UGI Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	217	(1,226)	—	(1,226)
A132

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
ULTA Beauty, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(139)	$5,871	$—	$5,871
UMB Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(97)	6,053	—	6,053
Umpqua Holdings Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(322)	20,932	—	20,932
Under Armer, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(567)	(34,265)	—	(34,265)
Unicharm Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (40,157)	(18,239)	—	(18,239)
Unilever PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 52	392	—	392
Union Pacific Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(226)	(4,696)	—	(4,696)
United Airlines Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(430)	15,228	—	15,228
United Bankshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(206)	29,355	—	29,355
United Parcel Service, Inc. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	96	3,603	—	3,603
United Rentals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	299	(2,352)	—	(2,352)
United States Cellular Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	101	(14,727)	—	(14,727)
United States Steel Corp.(M)	1 Day USOIS -88 bps(M)	Goldman Sachs International	10/13/20	(252)	1,402	—	1,402
United Therapeutics Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	553	(15,590)	—	(15,590)
UnitedHealth Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	42	1,008	—	1,008
Univar Solutions, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(50)	840	—	840
Universal Display Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(152)	(9,702)	—	(9,702)
Universal Health Services, Inc. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	364	(10,689)	—	(10,689)
Unum Group(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	420	(41,115)	—	(41,115)
Urban Outfitter, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	39	—	—	—
US Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(146)	974	—	974
US Foods Holding Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	43	(2,893)	—	(2,893)
USS Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (10,743)	(3,441)	—	(3,441)
Vail Resorts, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	26	—	—	—
Valeo SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (131)	11,390	—	11,390
Valero Energy Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	396	(35,438)	—	(35,438)
Valley National Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(16)	372	—	372
Valmont Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(129)	(3,309)	—	(3,309)
A133

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Valvoline, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	136	$(8,525)	$—	$(8,525)
Veeva Systems, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	703	27,432	—	27,432
Veolia Environnement SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (134)	12,549	—	12,549
Verisk Analytics, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(223)	(2,696)	—	(2,696)
Verizon Communications, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	121	(1,105)	—	(1,105)
Vertex Pharmaceuticals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	180	6,229	—	6,229
VF Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(209)	(6,912)	—	(6,912)
ViacomCBS, Inc. (Class B)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(102)	2,630	—	2,630
ViaSat, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(211)	12,495	—	12,495
Vinci SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (381)	48,958	—	48,958
Virgin Money UK PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (37)	9,701	—	9,701
Virtu Financial, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(108)	18,447	—	18,447
Visa, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(24)	631	—	631
Vishay Intertechnology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	316	(1,750)	—	(1,750)
Visteon Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(515)	54,812	—	54,812
Vistra Energy Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	142	4,392	—	4,392
Vitasoy International Holdings Ltd.(M)	1 Day HONIX -100 bps(M)	Goldman Sachs International	10/13/20	HKD (753)	(12,297)	—	(12,297)
Viva Energy Group Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 4	174	—	174
Vivendi SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	10/13/20	EUR 123	(4,250)	—	(4,250)
VMware, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	66	1,667	—	1,667
Vodafone Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (82)	6,309	—	6,309
Voya Financial, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(84)	1,941	—	1,941
Vulcan Materials Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(246)	(28,107)	—	(28,107)
W. R. Berkley Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(154)	5,470	—	5,470
W.R. Grace & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(100)	5,639	—	5,639
W.W. Grainger, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(48)	600	—	600
Walgreens Boots Alliance, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	131	2,333	—	2,333
Wal-Mart Stores, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	8	—	—	—
A134

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Walt Disney Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(132)	$8,737	$—	$8,737
Washington Federal, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(183)	14,515	—	14,515
Washington H. Soul Pattinson and Co., Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (180)	(16,899)	—	(16,899)
Waste Connections, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(324)	(11,966)	—	(11,966)
Waste Management, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(46)	(248)	—	(248)
Water Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	161	(8,282)	—	(8,282)
Watsco, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	6	—	—	—
Wayfair, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	85	10,495	—	10,495
WEC Energy Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(650)	5,372	—	5,372
Weight Watchers International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(35)	—	—	—
Weir Group PLC (The)(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (133)	7,266	—	7,266
Welcia Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (15,400)	(11,905)	—	(11,905)
Wells Fargo & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(171)	2,605	—	2,605
Wendy’s Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(43)	380	—	380
Werner Enterprises, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	391	(36,182)	—	(36,182)
WESCO International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	147	(6,131)	—	(6,131)
Wesfarmers Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (97)	685	—	685
West Japan Railway Co.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (12,360)	8,769	—	8,769
West Pharmaceutical Services, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	47	398	—	398
Western Alliance Bancorporation(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	91	(8,059)	—	(8,059)
Western Digital Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(428)	13,688	—	13,688
Western Union Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	156	(7,096)	—	(7,096)
Westinghouse Air Brake Technologies Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	174	—	—	—
Westlake Chemical Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	131	913	—	913
Westpac Banking Corp.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (172)	974	—	974
WestRock Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	426	30,337	—	30,337
WEX, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	122	(11,829)	—	(11,829)
WH Group Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 3,893	(14,967)	—	(14,967)
A135

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Wharf Real Estate Investment Co., Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (3,419)	$(1,099)	$—	$(1,099)
Whirlpool Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	95	5,841	—	5,841
Whitbread PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/13/20	GBP (145)	19,388	—	19,388
White Mountains Insurance Group Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(94)	8,631	—	8,631
William Hill PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 20	11,394	—	11,394
Williams Cos., Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(424)	19,860	—	19,860
Williams-Sonoma, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	262	534	—	534
Willis Towers Watson PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(169)	(250)	—	(250)
Wintrust Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	5	—	—	—
WiseTech Global Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (104)	4,836	—	4,836
WM Morrison Supermarkets PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 143	(20,991)	—	(20,991)
Woodside Petroleum Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (114)	3,054	—	3,054
Woodward, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	11	112	—	112
Woolworths Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/13/20	AUD (207)	1,292	—	1,292
Workday, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(63)	(1,384)	—	(1,384)
World Fuel Services Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	464	(54,693)	—	(54,693)
World Wrestling Entertainment, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	214	(6,779)	—	(6,779)
Worldline SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/13/20	EUR (77)	6,890	—	6,890
WorleyParsons Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/13/20	AUD 474	(1,426)	—	(1,426)
Worthington Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	98	407	—	407
WPP Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/13/20	GBP 53	(2,420)	—	(2,420)
WPX Energy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	11	675	—	675
Wyndham Hotels & Resorts, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(41)	1,688	—	1,688
Wyndham Worldwide Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	6	(116)	—	(116)
Wynn Macau Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (412)	4,876	—	4,876
Wynn Resorts Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(303)	39,540	—	39,540
Xcel Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(265)	4,310	—	4,310
Xerox Holdings Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	452	(100)	—	(100)
A136

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Xilinx, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(38)	$(1,459)	$—	$(1,459)
Xinyi Glass Holdings Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/13/20	HKD (1,308)	(25,235)	—	(25,235)
XPO Logistics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(246)	8,143	—	8,143
Xylem, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(79)	(581)	—	(581)
Yakult Honsha Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (19,600)	(9,203)	—	(9,203)
Yamada Denki Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 27,467	(9,757)	—	(9,757)
Yamaguchi Financial Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 11,760	(502)	—	(502)
Yamaha Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (15,645)	(5,809)	—	(5,809)
Yamaha Motor Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 3,707	(3,207)	—	(3,207)
Yamato Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (29,538)	(18,904)	—	(18,904)
Yamazaki Baking Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 9,722	5,610	—	5,610
Yaoko Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (10,934)	(690)	—	(690)
Yaskawa Electric Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (45,240)	(26,190)	—	(26,190)
Yelp, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	409	(33,307)	—	(33,307)
Yokogawa Electric Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (2,961)	815	—	815
Yokohama Rubber Co., Ltd. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 24,939	(27,532)	—	(27,532)
Yue Yuen Industrial Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	10/13/20	HKD 1,913	2,662	—	2,662
Yum! Brands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	57	—	—	—
Z Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 1,918	1,135	—	1,135
Zebra Technologie Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	47	(493)	—	(493)
Zendesk, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(124)	(8,444)	—	(8,444)
Zenkoku Hosho Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/13/20	JPY (24,616)	(14,919)	—	(14,919)
Zensho Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/13/20	JPY 4,039	(397)	—	(397)
Zillow Group, Inc. (Class C)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	55	9,388	—	9,388
Zimmer Biomet Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	148	(4,022)	—	(4,022)
Zions Bancorporation NA(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(91)	8,222	—	8,222
Zoetis, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(138)	(5,627)	—	(5,627)
Zoom Video Communications, Inc. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	38	—	—	—
A137

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Total return swap agreements outstanding at September 30, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Zscaler, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/20	(144)	$(5,870)	$—	$(5,870)
Zynga, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/20	42	—	—	—
					$214,525	$—	$214,525
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A138